                                                       REGISTRATION NO. 33-44021


                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    /X/
                       [Check appropriate box or boxes.]


                         Post-Effective Amendment No. 7


                            SM&R CAPITAL FUNDS, INC.
               [Exact Name of Registrant as Specified in Charter]

           One Moody Plaza, Galveston, Texas                    77550
        [Address of Principal Executive Offices]              [Zip Code]

Registrant's Telephone Number, Including Area Code (409) 763-2767

Michael W. McCroskey                   Jerry L. Adams
One Moody Plaza         With Copy To:  Greer, Herz & Adams,
Galveston, Texas 77550                 L.L.P.
                                       One Moody Plaza
                                       Galveston, Texas 77550

[Name and Address of Agent for Service]
--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485


/X/ on December 29, 1995 pursuant to paragraph (b) of Rule 485


/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485


/ / on (date) pursuant to paragraph (a)(1) of Rule 485


/ / 75 days after filing pursuant to paragraph (a)(2) Rule 485

/ / on (date) pursuant to paragraph (a)(2) of Rule 485
--------------------------------------------------------------------------------
If appropriate, check the following box:

/ / this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
--------------------------------------------------------------------------------

Declaration Required By Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) was filed in the office of the Securities and Exchange Commission on October 30, 1995.

--------------------------------------------------------------------------------

EXHIBIT INDEX ON PAGE 92.

This filing consists of 201 pages.

                            SM&R CAPITAL FUNDS, INC.
                             CROSS-REFERENCE SHEET
                           [PURSUANT TO RULE 495(A)]
                        SHOWING LOCATION OF INFORMATION
                             REQUIRED BY FORM N-1A


 PART A ITEM AND CAPTION                     PROSPECTUS CAPTION
--------------------------  ----------------------------------------------------
ITEM 1.   COVER PAGE
               (a)  (i)     Front Cover
                    (ii)    Front Cover
                    (iii)   Front Cover
                    (iv)    Front Cover
                    (v)     Front Cover
                    (vi)    Front Cover
                    (vii)   Front Cover
               (b)          Front Cover

ITEM 2.   SYNOPSIS
               (a)  (i)     Table of Fees and Expenses
                    (ii)    Not Applicable
               (b)          The Fund At A Glance
               (c)          The Fund At A Glance

ITEM 3.   CONDENSED FINANCIAL INFORMATION
               (a)          Financial Highlights--Government Income Series;
                             Financial Highlights-- Primary Series; Financial
                             Highlights--Tax Free Series
               (b)          Financial Highlights--Government Income Series;
                             Financial Highlights-- Primary Series; Financial
                             Highlights--Tax Free Series
               (c)          Not applicable
               (d)          Financial Highlights

ITEM 4.   GENERAL DESCRIPTION OF REGISTRANT
               (a)  (i)     The Fund At A Glance
                    (ii)    Investment Objectives and Policies; Additional
                             Investment Policies and Techniques
               (b)          Investment Objectives and Policies; Additional
                             Investment Policies and Techniques
               (c)          Investment Objectives and Policies; Additional
                             Investment Policies and Techniques

ITEM 5.   MANAGEMENT OF THE FUND
               (a)          The Fund and Its Management
               (b)  (i)     The Fund and Its Management
                    (ii)    The Fund and Its Management and Table of Fees and
                             Expenses
                    (iii)   The Fund and Its Management and Table of Fees and
                             Expenses
               (c)          The Fund and Its Management
               (d)          The Fund and Its Management and Table of Fees and
                             Expenses
               (e)          The Fund and Its Management and Table of Fees and
                             Expenses
               (f)          The Fund and Its Management and Table of Fees and
                             Expenses
               (g)  (i)     Not Applicable
                    (ii)    Not Applicable

 PART A ITEM AND CAPTION                     PROSPECTUS CAPTION
--------------------------  ----------------------------------------------------
ITEM 5A.  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            Annual Report

ITEM 6.   CAPITAL STOCK AND OTHER SECURITIES
               (a)          How To Redeem; Other Information Concerning The
                             Fund--Voting Rights
               (b)          Other Information Concerning The Fund--Authorized
                             Stock
               (c)          Not Applicable
               (d)          Not Applicable
               (e)          Other Information Concerning The Fund--Additional
                             Information
               (f)          Dividends and Distributions
               (g)          Retirement Plans; Taxes

ITEM 7.   PURCHASE OF SECURITIES BEING OFFERED
               (a)          The Fund and Its Management and Table of Fees and
                             Expenses
               (b)  (i)     Determination of Offering Price
                    (ii)    Purchase of Shares; Determination of Offering Price
                    (iii)   Determination of Offering Price
                    (iv)    Determination of Offering Price
                    (v)     Purchase of Shares
               (c)          Special Purchase Plans
               (d)          Purchase of Shares
               (e)          Not Applicable
               (f)          Not Applicable

ITEM 8.   REDEMPTION OR REPURCHASE
               (a)          How to Redeem
               (b)          Not Applicable
               (c)          How to Redeem
               (d)          How to Redeem

ITEM 9.   PENDING LEGAL PROCEEDINGS
                            Not Applicable

 PART B ITEM AND CAPTION        STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------------------------  ----------------------------------------------------
ITEM 10.  COVER PAGE
               (a)  (i)     Cover Page
                    (ii)    Cover Page
                    (iii)   Cover Page
                    (iv)    Cover Page
               (b)          Cover Page

ITEM 11.  TABLE OF CONTENTS
                            Table of Contents

ITEM 12.  GENERAL INFORMATION AND HISTORY
                            The Fund

ITEM 13.  INVESTMENT OBJECTIVE AND POLICIES
               (a)          Investment Objective and Policies
               (b)          Investment Objective and Policies
               (c)          Not Applicable
               (d)          Portfolio Turnover

 PART B ITEM AND CAPTION        STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------------------------  ----------------------------------------------------
ITEM 14.  MANAGEMENT OF THE FUND
               (a)          Management of the Fund
               (b)          Management of the Fund
               (c)          Not Applicable

ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               (a)          Control Persons and Principal Holders of Securities
               (b)          Control Persons and Principal Holders of Securities
               (c)          Control Persons and Principal Holders of Securities

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES
               (a)  (i)     Control Persons and Principal Holders of
                             Securities--Control and Management of SM&R; Control
                             Persons and Principal Holders of
                             Securities--Investment Advisory Agreement
                    (ii)    Control Persons and Principal Holders of
                             Securities--Control and Management of SM&R; Control
                             Persons and Principal Holders of
                             Securities--Investment Advisory Agreement
                    (iii)   Control Persons and Principal Holders of
                             Securities--Investment Advisory Agreement
               (b)          Control Persons and Principal Holders of
                             Securities--Investment Advisory Agreement
               (c)          Not Applicable
               (d)          Control Persons and Principal Holders of
                             Securities--Administrative Service Agreement
               (e)          Not Applicable
               (f)  (i)     Underwriter
                    (ii)    Underwriter
                    (iii)   Underwriter
               (g)          Custodian
               (h)          Custodian; Counsel; Auditors and Financial
                             Statements
                    (i)     Custodian, Transfer Agent and Dividend Paying Agent;
                             Investment Advisory Agreement; Administrative
                             Service Agreement

ITEM 17.  BROKERAGE ALLOCATION
               (a)          Portfolio Transactions and Brokerage Allocation
               (b)  (i)     Not Applicable
                    (ii)    Not Applicable
                    (iii)   Not Applicable
               (c)          Portfolio Transactions and Brokerage Allocation
               (d)          Not Applicable
               (e)          Not Applicable

ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES
               (a)  (i)     Capital Stock
                    (ii)    Capital Stock
               (b)          Not Applicable

 PART B ITEM AND CAPTION        STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------------------------  ----------------------------------------------------
ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED
               (a)          Purchase, Redemption and Pricing of Securities Being
                             Offered; Special Purchase Plans
               (b)          Purchase, Redemption and Pricing of
                             Shares--Determination of Net Asset Value; Purchase,
                             Redemption and Pricing of Shares--Offering Price
               (c)          Not Applicable

ITEM 20.  TAX STATUS        Not Applicable

ITEM 21.  UNDERWRITERS
               (a)  (i)     Underwriter
                    (ii)    Underwriter
                    (iii)   Underwriter
               (b)          Not Applicable
               (c)          Not Applicable

ITEM 22.  CALCULATIONS OF PERFORMANCE DATA
                            Not Applicable

ITEM 23.  FINANCIAL STATEMENTS
                            Attached hereto as Exhibit "1" to Part B, Statement
                             of Additional Information

PART C OTHER INFORMATION
    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                     GOVERNMENT INCOME FUND SERIES
[AMERICAN NATIONAL]
                     PRIMARY FUND SERIES
                     TAX FREE FUND SERIES

    [SM&R CAPITAL FUNDS]
          P R O S P E C T U S

                       SM&R CAPITAL FUNDS, INC. - One Moody Plaza - Galveston, Texas 77550
                       Telephone Number: (409) 763-8272   -   Toll Free: 1 (800)
                       231-4639

                       December 29, 1995



            DIRECTORS                                                                                           OFFICERS
            Samuel K. Finegan             Michael W. McCroskey                   Michael W. McCroskey, President and CEO
            Brent E. Masel, M.D.          Andrew J. Mytelka             Brenda T. Koelemay, Vice President and Treasurer
            Allan W. Matthews             Edwin K. Nolan                                Emerson V. Unger, Vice President
            Lea McLeod Matthews           Louis E. Pauls, Jr.            Teresa E. Axelson, Vice President and Secretary
            Shannon L. Moody


INVESTMENT ADVISOR AND MANAGER                  UNDERWRITER AND REDEMPTION AGENT
Securities Management and Research, Inc.     Securities Management and Research,
                                                                            Inc.
One Moody Plaza                                                  One Moody Plaza
Galveston, Texas 77550                                    Galveston, Texas 77550

CUSTODIAN                    TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
Securities Management and Research, Inc.     Securities Management and Research,
                                                                            Inc.
One Moody Plaza                                                  One Moody Plaza
Galveston, Texas 77550                                    Galveston, Texas 77550

LEGAL COUNSEL                                               INDEPENDENT AUDITORS
Greer, Herz & Adams, L.L.P.                                KPMG Peat Marwick LLP
One Moody Plaza                                                    700 Louisiana
Galveston, Texas 77550                                      Houston, Texas 77002
--------------------------------------------------------------------------------


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. FURTHER, SHARES OF THE FUND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



  LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




  Information contained in this Prospectus should be read carefully by a prospective investor before an investment is made. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated December 29, 1995 which information is incorporated herein by reference and is available without charge upon written request to Securities Management and Research, Inc. ("SM&R"), One Moody Plaza, 14th Floor, Galveston, Texas 77550, or by phoning Toll Free 1-800-231-4639 or 1-409-763-8272.



  This Prospectus contains information about the SM&R Capital Funds, Inc. (the "Fund") a diversified, open-end management investment company consisting of three separate series ("Series") each of which has its own investment objective designed to meet different investment goals. These investment objectives and suitability are further described under "The Fund at a Glance" and "Investment Objectives and Policies". For investment purposes, each Series is a separate fund and a separate series of capital securities is issued for each Series.

                               TABLE OF CONTENTS


THE FUND AT A GLANCE......................................................    2
TABLE OF FEES AND EXPENSES................................................    4
FINANCIAL HIGHLIGHTS......................................................    5
PERFORMANCE...............................................................    8
INVESTMENT OBJECTIVES AND POLICIES........................................    8
  Government Income Series................................................    8
  Primary Series..........................................................   10
  Tax Free Series.........................................................   11
ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES.............................   13
THE FUND AND ITS MANAGEMENT...............................................   14
PURCHASE OF SHARES........................................................   16
WHEN ARE PURCHASES EFFECTIVE?.............................................   16
APPLICATIONS
DETERMINATION OF OFFERING PRICE...........................................   17
SPECIAL PURCHASE PLANS....................................................   19
RETIREMENT PLANS..........................................................   21
DIVIDENDS AND DISTRIBUTIONS...............................................   21
TAXES.....................................................................   21
HOW TO REDEEM.............................................................   23
OTHER INFORMATION CONCERNING THE FUND.....................................   25
APPENDIX..................................................................   27



THE FUND AT A GLANCE



  SM&R Capital Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on November 6, 1991. The Fund offers three separate Series each of which pursues unique investment objectives. The investment objectives and investor suitability profile of each Series are as follows:



AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES ("GOVERNMENT INCOME SERIES")



OBJECTIVE: To provide a high level of current income, liquidity and safety of principal consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



INVESTOR SUITABILITY PROFILE: The Government Income Series is for the investor desiring the security of investing primarily in the strength and stability of the U.S. Government, its agencies or instrumentalities in order to meet their current needs. However, an investor should keep in mind the Series may invest in other instruments in order to meet it's objectives.



AMERICAN NATIONAL PRIMARY FUND SERIES ("PRIMARY SERIES")



OBJECTIVE: To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.



INVESTOR SUITABILITY PROFILE: The Primary Series is for the fixed income investor who desires minimal investment risk yet is looking to move cautiously into the investment arena.



AMERICAN NATIONAL TAX FREE FUND SERIES ("TAX FREE SERIES")



OBJECTIVE: To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.



INVESTOR SUITABILITY PROFILE: The Tax Free Series is for the investor desiring income exempt from federal income tax and, under certain conditions, exempt from state and local taxes based on his tax bracket. An investor must keep in mind that income may be subject to the Alternative Minimum Tax (AMT) under certain conditions.

  Each Series is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each. In other respects, the Fund is treated as one entity. Each share of capital stock issued with respect to a Series represents a pro-rata interest in the assets of that Series and has no interest in the assets of any other Series. Each Series bears its own liabilities. An investor should keep in mind that investments in the Primary Series are not insured or guaranteed by the U.S. Government.



PORTFOLIO TURNOVER RATES: Turnover rates since inception of each Series can be found on pages 5, 6 and 7. Each of the Series do not expect their portfolio turnover rates to exceed eighty percent (80%). An explanation of turnover rate calculations and brokerage fees can be found in the Fund's Statement of Additional Information.



MANAGEMENT: Securities Management and Research, Inc. ("SM&R") makes the investment choices for the Fund. SM&R has served as adviser and distributor to mutual funds since 1966. Refer to THE FUND AND ITS MANAGEMENT for additional information.



PORTFOLIO MANAGEMENT PERSONAL INVESTING: The Fund's Board of Directors has approved a Code of Ethics which prescribes policies relative to the personal investment practices of its portfolio management. These policies are stated in the Fund's Statement of Additional Information.


PURCHASING SHARES: Shares of the Government Income Series and the Tax Free Series are offered at their respective net asset value plus a sales charge of 4.5% of the public offering price which is reduced on purchases of $100,000 or more. Shares of the Primary Series are offered at net asset value. The Government Income Series and Tax Free Series minimum initial and subsequent investments are $100 and $20, respectively. The Primary Series' minimum initial and subsequent investments are $1,000 and $100, respectively. See "SPECIAL PURCHASE PLANS" and "PURCHASE OF SHARES".

REDEMPTIONS: Information on redeeming shares can be found under the heading "HOW TO REDEEM".

The Fund does not do business in or with any person or group of persons located in South Africa as of the date of this Prospectus. Investors may contact the California Secretary of State by writing to the following address for current information regarding the business activity of corporations with South Africa. The address and phone number is: South Africa Business Notice, California Secretary of State, 1230 J Street, Room 100, Sacramento, California 93814 or call (916) 327-6427.

TABLE OF FEES AND EXPENSES

--------------------------------------------------------------------------------


The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The fees and expenses are based on the average net assets of each Series of the Fund for the fiscal year ended August 31, 1995. Total operating expenses have been adjusted to reflect current expense reimbursement levels. If there were no fee waivers or expense reimbursements, management fees, service fees and other expenses, respectively, would have been .50%, .25%, and .31% with respect to the Government Income Series, .50%, .25%, and .46% with respect to the Primary Series, and .50%, .25%, and .50% with respect to the Tax Free Series for the periods ended August 31, 1995.


SHAREHOLDER TRANSACTION EXPENSES

                                                          Government       Primary     Tax Free
                                                         Income Series     Series       Series
  Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)                         4.50%           None        4.50%
  Maximum Sales Load Imposed on Reinvested
   Dividends (as a percentage of offering price)                None           None         None
  Deferred Sales Load                                           None           None         None
  Redemption Fees*                                              None           None         None
  Exchange Fees                                                 None           None         None

ANNUAL FUND OPERATING EXPENSES
(As a Percentage of Average Net Assets)


                                                 Government     Primary   Tax Free
                                                Income Series   Series     Series
      Management Fee, After Expense
       Reimbursement                                0.44%**      0.13%**    0.00%**
      Service Fee                                   0.25%        0.25%      0.00%**
      Other Expenses After Expense
       Reimbursement                                0.31%        0.46%      0.00%**
      Total Fund Operating Expense After
       Expense Reimbursement                        1.00%**      0.84%**    0.00%**


  *An $8.00 transaction fee is charged for each expedited wire redemption. **After fee waivers or expense reimbursements.

Investors should be aware that this table is not intended to reflect in detail the fees and expenses associated with an individual shareholder's own investment in any of the series listed. It is being provided to assist investors in gaining a more complete understanding of fees, charges and expenses which are discussed in greater detail in the appropriate sections of the Prospectus.

EXAMPLE OF EXPENSES


  The following example illustrates the expenses an investor would pay on a $1,000 investment in each series over various time periods, assuming (1) 5% annual return and (2) redemption at the end of each period. Because the Series have no redemption fee you would pay the same expenses whether or not you redeemed your investment at the end of each period. An investor should not view this example as a representation of past or future expenses and actual expenses may be more or less than those shown.



                              1 Year       3 Years       5 Years       10 Years
    Government Income
    Series                      $55          $75           $98           $162
    Primary Series                8           25            44             98
    Tax Free Series              45           45            45             45

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

GOVERNMENT INCOME SERIES


  The table that follows has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                                             March 16, 1992
                                                                  (date
                                                               operations
                                                             commenced) thru
                                    Year Ended August 31        August 31
                                 --------------------------  ---------------
                                  1995      1994      1993        1992
                                 ------    ------    ------  ---------------
    Net Asset Value,
     Beginning of Period         $10.07    $10.87    $10.56       $10.00
    Investment income from
     investment operations
        Net investment income      0.70      0.54      0.50         0.25
        Net realized and
         unrealized gain
         (loss) on
         investments during
         the period                0.44     (0.79)     0.49         0.55
                                 ------    ------    ------      -------
          TOTAL FROM
           INVESTMENT
           OPERATIONS              1.14     (0.25)     0.99         0.80
                                 ------    ------    ------      -------
    Less Distributions
        Distributions from
         net investment
         income                   (0.70)    (0.55)    (0.50)       (0.24)
        Distributions from
         capital gains             0.00      0.00     (0.18)        0.00
                                 ------    ------    ------      -------
          TOTAL DISTRIBUTIONS     (0.70)    (0.55)    (0.68)       (0.24)
                                 ------    ------    ------      -------
    Net Asset Value End of
     period                      $10.51    $10.07    $10.87       $10.56
                                 ------    ------    ------      -------
                                 ------    ------    ------      -------
          TOTAL RETURN            11.85%    (2.41)%   10.23%        7.96%**
                                 ------    ------    ------      -------
                                 ------    ------    ------      -------


                            RATIOS/SUPPLEMENTAL DATA


    Net Assets, End of Period
     (000's omitted)                   $20,466     $19,790     $19,783         $12,529
    Ratio of Expenses to average
     net assets                           0.70%(1)    1.12%       1.07%           1.00%*
    Ratio of Net investment income
     to average net assets                6.90%       5.11%       5.07%           4.82%*
    Portfolio turnover rate               2.20%      45.48%      18.14%          49.70%


*Ratios annualized
**Amounts are not annualized.


    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.06% for the year ended August 31, 1995.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

PRIMARY SERIES


  The table below has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                                             March 16, 1992
                                                                  (date
                                                               operations
                                                             commenced) thru
                                 Year Ended August 31,          August 31
                               --------------------------    ---------------
                                1995      1994      1993          1992
                               ------    ------    ------    ---------------
    Net Asset Value,
     Beginning of Period       $ 1.00    $ 1.00    $ 1.00         $ 1.00
    Investment income from
     investment operations
        Net investment
         income                  0.05      0.03      0.02          0.015
                               ------    ------    ------        -------
          TOTAL FROM
           INVESTMENT
           OPERATIONS            0.05      0.03      0.02          0.015
                               ------    ------    ------        -------
    Less Distributions
      Dividends from net
       investment income        (0.05)    (0.03)    (0.02)        (0.015)
                               ------    ------    ------        -------
    Net Asset Value End of
     period                    $ 1.00    $ 1.00    $ 1.00         $ 1.00
                               ------    ------    ------        -------
                               ------    ------    ------        -------
          TOTAL RETURN           5.01%     2.91%     2.59%          1.50%**
                               ------    ------    ------        -------
                               ------    ------    ------        -------



                            RATIOS/SUPPLEMENTAL DATA

    Net Assets, End of
     Period (000's
     omitted)               $20,984    $15,208    $15,539        $12,432
    Ratio of Expenses to
     average net
     assets(1)                 0.84%      0.79%      0.85%          0.70%*
    Ratio of Net
     investment income
     to average net
     assets                    4.91%      2.88%      2.47%          2.99%*
    Portfolio turnover
     rate(2)                   0.00%      0.00%      0.00%          0.00%


* Ratios annualized
** Amounts are not annualized


    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 1.21%, 1.20%, 1.23% and 1.04% (annualized) for the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, respectively.


    (2) The Primary Series experienced no portfolio turnover because the majority of securities held during such periods had maturities of one year or less at the time of acquisition.

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

TAX FREE SERIES


  The table below has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.



                                                                         September 9, 1993
                                                                         (date operations
                                                          Year Ended      commenced) thru
                                                          August 31          August 31
                                                          ----------     -----------------
                                                             1995              1994
                                                          ----------     -----------------
Net Asset Value, Beginning of Period                        $ 9.62             $10.00
Investment income from investment operations
  Net investment income                                       0.51               0.24
                                                          ----------          -------
  Net realized and unrealized gain (loss) on investments
   during the period                                          0.33              (0.38)
                                                          ----------          -------
      TOTAL FROM INVESTMENT OPERATIONS                        0.84              (0.14)
                                                          ----------          -------
Less Distributions
  Dividends from net investment income                       (0.51)             (0.24)
                                                          ----------          -------
Net Asset Value End of Period                               $ 9.95             $ 9.62
                                                          ----------          -------
                                                          ----------          -------
      TOTAL RETURN                                            9.15%             (1.49%)*
                                                          ----------          -------
                                                          ----------          -------

                                 RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)                   $8,399             $7,259
Ratio of Expenses to average net assets                      --   (1)            1.11%*
Ratio of Net investment income to average net assets          5.43%              2.50%*
Portfolio turnover rate                                      12.63%             16.49%


* Ratios annualized


    (1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1995.

PERFORMANCE



  Each Series' performance may be quoted in advertising in terms of yield or total return. All advertisements will disclose the maximum sales charge to which investments in shares of each Series may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by each Series. Further information regarding each Series' performance is contained in the Fund's Annual Report to shareholders which is available upon request and without charge. An investor should keep in mind when reviewing performance that past performance of a fund is not indicative of future results, but is an indication of the return to the investor only for the limited historical period.



  Standardized total return for shares of a Series reflects the deduction of the maximum initial sales charge at the time of purchase. A Series' total return shows it's overall change in value, including changes in share price and assuming all the Series' dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Series performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Series performance had been constant over the entire period. Because average annual returns tend to even out variations in a Series' return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Series may separate its cumulative and average annual returns into income results and capital gain or loss. The average annual total return for the twelve month period ending August 31, 1995 and from inception to June 30, 1995 for the Government Income Fund was 6.86% and 6.32%, respectively; the Primary Fund was 5.01% and 3.39%, respectively; and the Tax Free Fund was 4.27% and .23%, respectively.



  A Series' performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Series and market conditions. A shareholder's investment in a Series is not insured or guaranteed. These factors should be carefully considered by the investor before making any investment in any Series.




INVESTMENT OBJECTIVES AND POLICIES



  Each Series of the Fund pursues its own investment objective through the investment policies and techniques, described below. These policies and techniques are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders. In addition, the Fund has adopted certain restrictions as fundamental policies for each Series of the Fund, which may not be changed without shareholder approval. (See the Fund's Statement of Additional Information for a description of the investment restrictions adopted as fundamental policies). Since each Series has a different investment objective, each can be expected to have different investment results and incur different market and financial risks. The Fund may in the future establish other series with different investment objectives.




  Because of the market risks inherent in any investment, attainment of each Series' investment objective cannot be assured. In addition, effective management of each Series is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each Series' shares will vary and the redemption value of shares owned may be either higher or lower than the shareholder's cost.



GOVERNMENT INCOME SERIES



  The Government Income Series seeks to achieve its objectives through investment of 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.


  There are two broad categories of U.S. Government Obligations; (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates) and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds). No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities as it is not obligated by law to do so.

MORTGAGE-BACKED SECURITIES--It is anticipated that a substantial portion of the Government Income Series' portfolio will consist of mortgage-backed securities ("Mortgage-Backed Securities") issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-Backed Securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA or
FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. Pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the Mortgage-Backed Securities currently available. The Government Income Series will not purchase interest-only or principal-only mortgage-backed securities.


  The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Fund's securities will generally increase, however, it is anticipated that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The proceeds to the Fund from such prepayments will have to be invested at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Income Series purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Income Series purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.


COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Income Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs", which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government securities. Collateralized obligations in which the Government Income Series may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.

  A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.

  The Government Income Series may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

ZERO COUPON BONDS--The Government Income Series may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Income Series will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Series' distribution obligations.

OTHER INVESTMENTS--The Government Income Series shall also invest in commercial paper, certificates of deposit and repurchase agreements of the same type and rating as the Primary Series may invest (See "PRIMARY SERIES").

PRIMARY SERIES


  The Primary Series seeks to achieve its objective by investing primarily in commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Series will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs")(See the "Appendix" hereto for information about such ratings and such rating organizations).



OTHER INVESTMENTS--The Primary Series may invest in (i) U. S. Government Obligations (Refer to the "GOVERNMENT INCOME SERIES" above for an explanation of
U. S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable certificates of deposit of banks (including U. S. dollar denominated obligations of foreign branches of U. S. banks and U. S. branches of foreign banks and savings and loan associations and banker's acceptances of U.
S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES", "Certificates of Deposit" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Series is authorized to invest even though the underlying instrument may mature in more than two (2) years. (See "Repurchase Agreements" heading.) Obligations of foreign branches of U.S. banks are subject to somewhat different risk than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely effect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgement against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Series does not presently invest in obligations of foreign branches of U.S. banks, it may do so in the future. Investments in such obligations will not be made in excess of 5% of the Primary Series' total assets and will be made only when SM&R believes the risks described above are minimal.



TAX FREE SERIES



  The Tax Free Series, as a matter of fundamental policy, will seek to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.


  The Tax Free Series has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

  The Tax Free Series will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service in securities which are not rated, provided that, in the opinion of the adviser, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it is of the opinion that the purchase of such bonds is consistent with the Tax Free Series' investment objective. In the event the rating of an issue held by the Tax Free Series is changed by the rating service, such change will be considered by the Tax Free Series in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BB by S&P or Ba by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.

  Purchasing unrated municipal securities, which may be less liquid than comparable rated municipal securities, involves somewhat greater risk and consequently the Tax Free Series may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuers comparative credit rating and whether the securities are consistent with the Tax Free Series' investment objective and policies. In making such determinations SM&R will typically (a) interview representatives of the issuer at the issuer's offices, conduct a tour and inspection of the physical facilities of the issuer in an effort to evaluate the issuer and its operations, (b) perform an analysis of the issuer's financial and credit position, including comparisons of all appropriate ratios, and (c) compare other similar securities offerings to the issuer's proposed offering.

  During normal market conditions, the Tax Free Series will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Series' net assets, and up to 50% of its net assets as a temporary defensive measure during abnormal market conditions, may be invested in the following types of taxable fixed income obligations: (1) obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities (Refer to "GOVERNMENT INCOME SERIES" above for an explanation of U.S. Government obligations); (2) corporate debt securities which at the date of the investment are rated A or higher by Moody's or by S&P; (3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P; (4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and (5) repurchase agreements secured by U.S. Government securities, provided that no more than 15% of the Series' net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days. To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "DIVIDENDS AND DISTRIBUTIONS").


MUNICIPAL SECURITIES

  The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.

  Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.

  Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, if sold, the security may be at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, if sold, the security may be sold at a price greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.



  The Tax Free Series may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. Government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Series may also purchase unrated securities of issuers which the adviser believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by the adviser upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.


OTHER INVESTMENTS--The Tax Free Series may purchase "floating rate" and "variable rate" obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices on pre-designated dates. See the Statement of Additional Information for details of these types of investments.

  The Series may purchase and sell municipal securities on a "when-issued" and "delayed-delivery" basis (See "ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES--When Issued and Delayed Delivery Purchases" below). Zero coupon bonds may also be purchased as part of the Tax Free Series portfolio and are explained above under the Government Income Series.


ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES

  The  following policies  and techniques  are available to  one or  more of the
Series:

LENDING OF SECURITIES. In order to increase the return on its investment, the Government Income Series may lend portfolio securities to broker-dealers and other financial institutions in amounts up to 10% of the value of the net assets of such series. Loans of portfolio securities will always be collateralized by cash to at least 102% of the market value of the securities loaned including accrued interest and will be made to borrowers deemed by the adviser to be creditworthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially (See the Statement of Additional Information).

WHEN-ISSUED AND DELAYED DELIVERY PURCHASES. The Government Income Series and Tax Free Series may purchase and sell portfolio securities on a "when-issued" and "delayed delivery" basis. No income accrues in connection with such transactions prior to actual delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. While awaiting delivery of the securities purchased on a when-issued and delayed delivery basis, the Series will hold in a segregated account cash, short-term money market instruments, high quality debt securities or portfolio securities sufficient to cover any commitment or limit any potential risk. (See "When Issued and Delayed Delivery Transactions" in the Statement of Additional Information).


REPURCHASE AGREEMENTS. Each Series may occasionally enter into repurchase agreements. Under a repurchase agreement, a series will acquire and hold an obligation (government security, certificate of deposit, or banker's acceptance) for not more than seven days, subject to the agreement by the seller (a Federal Reserve System member bank or a registered securities dealer) to repurchase the obligation at an agreed upon repurchase price and date, thereby determining the yield during the Series' holding period. During the holding period, the seller must provide additional collateral if the market value of the obligation falls below the repurchase price. Refer to the Statement of Additional Information for a further explanation.



ILLIQUID SECURITIES. Each of the Series may invest up to 15% of its net assets in illiquid securities, including foreign securities not listed on foreign or domestic exchanges and repurchase agreements maturing in excess of seven days.


RISK FACTORS. The risk inherent in investing in any series of the Fund is that common to any security, that the value of its shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by each series of the Fund. Market prices of the securities in which a Series invests will fluctuate and will tend to vary inversely with changes in prevailing interest rates. If interest rates increase from the time a security is purchased, such security, if sold, might be sold at a price less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, such security, if sold, might be sold at a price greater than its purchase cost. Substantial redemptions could require a Series to sell portfolio securities at a time when a sale might not be favorable.

  Investments in U.S. Government obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities as it is not obligated by law to do so. The Fund's adviser will invest in U. S. obligations not backed by the "full faith and credit" of the U. S. Government only when it is satisfied that the credit risk with respect thereto is minimal.

  The Primary Series, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Series' ability to correctly time and execute such transactions. Although the Primary Series' assets will be invested in securities with short maturities, the Primary Series will manage its portfolio as described above. (See "PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION" in the Statement of Additional Information.)

  The Tax Free Series' ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of the other municipal securities held. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Series will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.


THE FUND AND ITS MANAGEMENT



  A Board consisting of seven directors has overall responsibility for overseeing the affairs of the Fund in a manner reasonably believed to be in the best interest of the Fund. The Board has delegated to SM&R, the adviser, the management of the Fund's day-to-day business and affairs. In addition, SM&R invests the Fund's assets, provides administrative services and serves as transfer agent, dividend paying agent and underwriter.



  SM&R  is  a wholly-owned  subsidiary  of American  National  Insurance Company
("American National"). The Moody Foundation, a private foundation, owns approximately 23.7% of American National's common stock and the Libbie Shearn Moody Trust, a private trust, owns approximately 37.6% of such shares. SM&R was incorporated in 1964 and has managed investment companies since 1966. SM&R is also investment adviser to three other registered investment companies, the American National Growth Fund, Inc., American National Income Fund, Inc., and the Triflex Fund, Inc. (collectively, the "American National Funds Group"). SM&R also serves as investment adviser to the American National Investment Accounts, Inc., an investment company used to fund benefits under contracts issued by American National and for The Moody National Bank of Galveston (the "Bank"), a national bank. SM&R may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.



  The following persons are officers of both SM&R and the Fund: Michael W. McCroskey, Vera M. Young, Emerson V. Unger, Teresa E. Axelson and Brenda T. Koelemay.



PORTFOLIO MANAGEMENT



  While the following individuals are primarily responsible for the day-to-day portfolio management of their respective Series, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment polices.



  Vera M. Young, Vice President of Securities Management and Research, Inc., Vice President, Portfolio Manager of the Primary Series. Ms. Young has served as Portfolio Manager of the Primary Series since its inception. She also serves as Portfolio Manager of the American National Investment Accounts, Inc.--Money Market Portfolio, a series mutual fund used exclusively for variable contracts issued by American National. She also serves as Assistant Vice President, Securities for American National. Ms. Young has been managing fixed income investments for American National since 1964 and has served as portfolio manager for various funds for over ten years.



  Terry E. Frank, Vice President, Portfolio Manager of the Government Income Series and Tax Free Series. Ms. Frank has served as Portfolio Manager of the Government Income Series for two years and the Tax Free Series since its inception. She joined SM&R's investment staff in 1990 and prior to that time she held positions with American Capital Asset

Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.


ADVISORY AGREEMENT

  Under its Advisory Agreement with the Fund, SM&R receives the following investment advisory fees:

GOVERNMENT INCOME SERIES AND TAX FREE SERIES-- A monthly investment advisory fee computed by applying to the average daily net asset value of each Series each month one-twelfth (1/12th) of the annual rate as follows:

   On the Portion of Each Series      Investment Advisory
      Average Daily Net Assets          Fee Annual Rate
Not exceeding $100,000,000                      .50 of 1%
Exceeding $100,000,000 but not
 exceeding $300,000,000                         .45 of 1%
Exceeding $300,000,000                          .40 of 1%

PRIMARY SERIES--An investment advisory fee, computed and paid monthly, at the annual rate of .50 of 1% of the Primary Series' average daily net asset value.


  As compensation for its services, SM&R is paid an investment advisory fee, which is calculated separately for each Series. SM&R received total advisory fees from the Government Income Series, Primary Series and Tax Free Series for the fiscal year ended August 31, 1995 which represented 0.14%, 0.13% and 0.00%, respectively, of each Series average daily net assets. The ratio of total expenses to average net assets for each Series can be found on pages 5, 6 and 7.


ADMINISTRATIVE SERVICE AGREEMENT

  Under its Administrative Service Agreement with the Fund, SM&R receives a management and administrative service fee from each Series which is computed by applying to the aggregate average daily net asset value of each Series of the Fund each month one-twelfth (1/12th) of the annual rate as follows:

                                            Administrative
      On the Portion of the Series's         Service Fee
         Average Daily Net Assets            Annual Rate
Not exceeding $100,000,000                      .25 of 1%
Exceeding $100,000,000 but not exceeding
 $200,000,000                                   .20 of 1%
Exceeding $200,000,000 but not exceeding
 $300,000,000                                   .15 of 1%
Exceeding $300,000,000                          .10 of 1%


  SM&R has agreed to pay (or to reimburse each Series for) each Series' expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of interest, taxes, commissions and other expenses incidental to portfolio transactions) in excess of 1.25% per year of such Series' average daily net assets. SM&R received service fees of 0.25% for the Government Income Series; 0.25% for the Primary Series and 0% for the Tax Free Series for the fiscal year ended August 31, 1995 of each Series average daily net assets.


FEE WAIVERS


  In order to improve the yield and total return of any Series of the Fund, SM&R may, from time to time, voluntarily waive or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of any Series of the Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. Effective September 1, 1995, SM&R has agreed to continue to waive advisory and administrative service fees and/or reimburse expenses incurred by the Fund's Series to the extent that total expenses exceed average daily net assets as follows: Primary Series--.80% through August 31, 1996; Government Income Series--1.00% through February 29, 1996; and Tax Free Series--100% through February 29, 1996.


  For additional information about the expenses of the Fund, see the Statement of Additional Information.

PURCHASE OF SHARES


  Shares of each Series of the Fund may be purchased from registered representatives of SM&R and certain other authorized broker-dealers. Such purchases will be at the offering price (the "Offering Price") for such shares determined as and when provided below. (See "DETERMINATION OF OFFERING PRICE" in this Prospectus). A monthly confirmation will be sent to the investor. Initial and subsequent purchases are to be sent directly to SM&R at the following address:


    Securities Management and Research, Inc.
    One Moody Plaza, 14th Floor
    Galveston, Texas 77550

  Certificates are not normally issued for shares of each Series in an effort to minimize the risk of loss or theft. However, purchases are confirmed to investors and credited to their accounts on the books maintained by SM&R and an investor has the same rights of share ownership as if certificates had been issued.

OPENING AN ACCOUNT: To purchase shares an investor must submit a fully completed Application and Investor Suitability Form. Special forms are required when establishing an IRA/SEP or 403(b) plan. Call the Shareholder Relations Department (800) 231-4639 and request forms for establishing these plans.

SUBSEQUENT PURCHASES BY MAIL:   Investors must include  their name, the  account
number and the name of the Fund being purchased.

PURCHASES BY WIRE: To ensure proper crediting of the investment, an investor must have an executed Application and Investor Suitability Form on file with the transfer agent. The investor may then wire his investment using the following instructions:

    The Moody National Bank of Galveston
    2302 Postoffice Street
    Galveston, Texas 77550
    For the Account of Securities Management
     and Research, Inc.
    ABA 113100091, Wire Acct. #035 868 9
    FBO Name of Fund / Fund Account Number
    Investor's Name

  If wires are received after 3:00 p.m. Central Time or during a bank holiday or SM&R business holiday, purchases will be made at the price determined on the next business day.


PURCHASE AMOUNTS. The minimum initial and subsequent purchase amounts is $100 and $20, respectively, for the Government Income and Tax Free Series' and $1,000 and $100, respectively, for the Primary Series (except as a part of certain systematic investment programs, see "SPECIAL PURCHASE PLANS" for additional information on reduction of the minimums). The Fund reserves the right to reject any purchase.




WHEN ARE PURCHASES EFFECTIVE?


  Purchases received in proper form by SM&R prior to the close of the New York Stock Exchange (currently 3:00 p.m., Central Time) (the "Exchange") on any SM&R business day, or received prior thereto on any SM&R business day by a securities dealer having a dealer contract with SM&R and reported to SM&R prior to SM&R's close of business (currently 4:30 p.m., Central Time) on the same day, will be effective and executed at the applicable Offering Price determined at the close of the Exchange on that day. It is the responsibility of any such dealer and not SM&R to establish procedures to assure that purchases received before the close of the Exchange on an SM&R business day will be reported to SM&R before SM&R's close of business on that same day. Purchases received after the close of the Exchange, on customary national business holidays, or on an SM&R holiday will be effective upon and made at the Offering Price determined as of the close of the Exchange on SM&R's next business day such Exchange is open for trading.

  If payments for purchases are transmitted by bank wire to the Bank and reported to SM&R prior to the close of the Exchange on any SM&R business day, the investor will purchase at the Offering Price determined and become a shareholder as of the close of the Exchange on that same day. Purchases by wire payments reported by the Bank to SM&R after the close of the Exchange, on customary national business holidays, or on an SM&R holiday, will be effective on and made at the Offering Price determined on SM&R's next business day. Procedures for transmitting Federal Funds by wires are available at any national bank, or any state bank which is a member of the Federal Reserve System.

                              TO BE COMPLETED FOR
             AMERICAN NATIONAL PRIMARY SERIES ACCOUNTS ONLY (12/95)


 REDEMPTION BY   Primary Series Account
 TELEPHONE OR    No. ----------------------------------------------------------------------------------------------------------
 WIRE
                 (Bank)  / / I (we) hereby  authorize American National Primary Series  (the "Series") and SM&R (the "Transfer
                        Agent") to  honor  any  telephonic  or telegraphic  instructions  for  redemption,  without  signature guarantee,  of any or all shares held in my (our) account, provided that the proceeds are transmitted only to the bank account designated below. If the procedure for telephone redemption, as described in the Prospectus, have been followed, neither the Series nor the Transfer Agent shall have any liability to me (us) for acting upon  such instructions regardless of the  authority or absence thereof of  the person  giving the  instructions, and  I (we)  will indemnify  and hold  harmless the  Series and the
                         Transfer Agent from and against all losses, claims, expenses and liabilities that may arise out of or be in any  way connected with  a redemption of  shares under the  telephone redemption procedure,  as described in the prospectus.
                             (NOT AVAILABLE FOR TAX QUALIFIED PLANS)

                  ------------------------------------------------------------------------------------------------------------
                  Name of Account at Bank                    Bank Account No.
                 ------------------------------------------------------------------------------------------------------------
                  Name of Bank (including name of branch and bank's routing code)                ABA/Routing No.
                 ------------------------------------------------------------------------------------------------------------
                  Clearing Bank Information, if applicable (name of bank and ABA No.)
                 ------------------------------------------------------------------------------------------------------------
                  Address of Bank                                                     City        State        Zip
                  (        )
                 ------------------------------------------------------------------------------------------------------------
                  Phone Number of Bank
 TELEPHONE        (SM&R)  / / I (we) hereby authorize American National  Primary Series (the "Series") and SM&R (the "Transfer
 EXCHANGE                 Agent") to  honor any  telephonic  or telegraphic  instructions  for redemption,  without  signature
 BETWEEN FUNDS             guarantee of any or all shares held in my (our) account, provided that the proceeds are transmitted only  to the account  designated below. Neither  the Series nor  the Transfer Agent  shall have any liability to me  (us) for  acting upon  such instructions regardless  of the  authority or  absence thereof  of the person  giving the instructions,  and I (we)  will indemnify and  hold harmless the
                           Series and the Transfer Agent from and  against all losses, claims, expenses, and liabilities  that may  arise out  of or be  in any way  connected with the  redemption of shares  under the telephone redemption procedure, as described in the Prospectus.
                                   -------------------------------------------------------------------------
                                      Name of Fund           Account Number
                                   (Registration on accounts must be identical)

                  ---------------------------------- ----------------------------------
                            Signature Owner                  Signature Joint Owner
 CHECK WRITING    / / I (we) hereby elect redemption by special check drawn against my (our) American National Primary  Series
 OPTION               Account  (minimum check  $250). NOTE:  WHEN ELECTING CHECK  WITHDRAWAL, SIGN  THE SIGNATURE  CARD ON THE
 Not Available        APPROPRIATE  SIGNATURE   LINES   ON  THE   SPECIAL   CHECK   WRITING  OPTION   SIGNATURE   CARD   BELOW.
 for IRA, SEP,        I  (we) understand there is a fifteen (15) business day hold on all monies invested and no check will be
 TSA                  honored prior to the proceeds being available.


 ------------------------------------------------------------------------------
                  SPECIAL CHECK WRITING OPTION SIGNATURE CARD
                     AMERICAN NATIONAL PRIMARY SERIES ONLY

Account Number:   _____________________   Date:   ______________________________
--------------------------------------------------------------------------------
Print or type name(s) of registered owner(s) of American National Primary Series
                                    Account

All registered owner(s) of the Account named above must sign below. By signing this card, the signatory(s) agree(s) to all the terms and conditions set forth on the reverse hereof.

                    SIGNATURES                              SOCIAL SECURITY OR TAX I.D. NUMBER
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------
-------------------------------------------------   -------------------------------------------------

/ /                        Check here if both signatures are required on checks.
/ /                      Check here if only one signature is required on checks.
IF NO BOX IS CHECKED, BOTH SIGNATURES WILL BE REQUIRED.
If a Pension or Corporate account, indicate below how checks are to be printed.
------------------------------------------------------------
------------------------------------------------------------
------------------------------------------------------------
------------------------------------------------------------
Form 9354

                              TERMS AND CONDITIONS

    1. REDEMPTION AUTHORIZATION: The Signatory(s) whose signature(s) appear on the reverse side, intending to be legally bound, hereby agree each with the other and with SM&R ("Transfer Agent") that the Transfer Agent is appointed agent for such person(s) and, as such agent, is directed to redeem shares of the Primary Series (the "Series") registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn upon the above numbered account and to deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. The Transfer Agent is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Series.

   The Transfer Agent is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee. The Transfer Agent will arrange for the shareholder's checks to be honored by Moody National Bank (the "Bank") for this purpose.

    2. CHECK PAYMENT: The Signatory(s) authorize and direct the Transfer Agent to have the Bank pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition the Signatory(s) agree(s) that:

        (a) No check shall be issued or honored, or any redemption effected, in an amount less than $250.

        (b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

        (c) No check shall be issued or honored, or redemption effected, for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels.

        (d) Checks issued hereunder cannot be cashed over the counter at any Bank; and

        (e) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Series, including without limitation any additions, amendments and supplements thereto.


    3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Series, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Transfer Agent is authorized to act upon such signature, and (c) each Signatory guarantees to the Transfer Agent the genuineness and accuracy of the signature of the other Signatory(s).


    4. TERMINATION: The Transfer Agent or the Series may at any time terminate this account, related share redemption service for the Signatory(s) hereto without prior notice by the Transfer Agent to any of the Signatory(s).

    5. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators, and assigns of the Signatory(s).

SM&R CAPITAL FUNDS, INC. APPLICATION

Complete This Form and Mail To:

                                           Home Office Use  (12/95)

Securities Management and Research, Inc.

                                           Account Number

One Moody Plaza

                                           Account Type          Social Code

Galveston, TX 77550

                                           FI Number              LOI Amount

To establish IRA, SEP and TSA Plans use the special forms kit developed for their establishment.
--------------------------------------------------------------------------------
1   ACCOUNT REGISTRATION

    Select ONLY ONE type of registration and complete the information associated with that section.

--------------------------------------------------------------------------------
  / / -- INDIVIDUAL      / / -- JOINT TENANT WITH "RIGHTS OF SURVIVORSHIP"

If this is to be a Joint Tenant Account, complete all information in this section.

--------------------------------------------------      ------------------------------      --------------------
Individual (First, Middle, Last)                        Social Security Number                 DOB (MM/DD/YY)

--------------------------------------------------      ------------------------------      --------------------
Joint Tenant (First, Middle, Last) Relationship         Social Security Number                 DOB (MM/DD/YY)

--------------------------------------------------------------------------------
  / / -- UNIFORM GIFT/TRANSFER TO MINORS

--------------------------------------------------      ------------------------------
Name of Custodian (One Only) (First, Middle, Last)      State Under Minors Act

--------------------------------------------------      ------------------------------      --------------------
Name of Minor (One Only) (First, Middle, Last)          Minor's Social Security Number         DOB (MM/DD/YY)

--------------------------------------------------------------------------------
  / / -- PENSION/PROFIT SHARING, DEFERRED COMPENSATION PLANS
Plan Type: / / 401(k) / / Profit Sharing / / Money Purchase / / Defined Benefit / / Deferred Comp / / Other _______

--------------------------------------------------      ------------------------------      --------------------
Trustee(s)/Custodian                                    Tax I.D. Number                     Trust Dated

--------------------------------------------------      --------------------------------------------------------
Name of Plan                                            For the Benefit of

--------------------------------------------------------------------------------
  / / -- INDIVIDUAL TRUST, NON-QUALIFIED, CORPORATION, ESTATES, ASSOCIATIONS, COMPANIES, OTHERS

--------------------------------------------------      ------------------------------
Name(s) of Trustee(s)                                   Tax I.D. Number

--------------------------------------------------      --------------------------------------------------------
Name of Company or Trust                                For the Benefit of

--------------------------------------------------------------------------------
2   MAILING ADDRESS

    ----------------------------------------------------------------------------
    Street Address (P.O. Box acceptable if street address
    given)            Apt.#            City            State            Zip Code

    (      )                              (      )                     Citizenship: / / U.S.  / / Non-U.S.
    -----------------------------         -------------------------                               --------------------
    Business Phone                        Home Phone                                              Indicate Country

3   INITIAL INVESTMENT (CHECK ONE)
--------------------------------------------------------------------------------
     / / MAIL ORDER
         Enclosed is/are my check(s) made payable to SECURITIES MANAGEMENT AND RESEARCH, INC. for investment.
--------------------------------------------------------------------------------

     / / TELEPHONE BUY ORDER (Not Applicable to Primary Series)
          Date: __________________Fund: __________________Person Taking Order:
     _____________________
--------------------------------------------------------------------------------
     / / FEDERAL FUND WIRE
         Before making an initial investment by wire, SM&R must receive an executed application and suitability form with proper taxpayer I.D. certification. Then direct your Federal funds wire to Moody National Bank Galveston, Texas. Attention: Securities Management and Research, Inc., Wire Account #035 868.9. Include the Fund name, your Account Number and the Account Registration.
--------------------------------------------------------------------------------
     / / PRE-AUTHORIZED CHECKS
      Please draw on my bank account a check for $__________________ Monthly beginning _______________________________ / / 7th / / 21st
     (Attach Form 8006 or Form 8007 and a voided check)       (month)
     $20 minimum for Government Income Series and Tax Free Series; $100 minimum for Primary Series.
--------------------------------------------------------------------------------

    / / OTHER PAYMENT METHODS
      / / Billing-Franchise # ------             / / Military Allotment                  / / Civil Service Allotment
                                                    Complete Form 9341                      Complete Form 9340

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4   FUND SELECTION(S) & DISTRIBUTION OPTION

    Please check the box beside the name of each fund being purchased, select reinvest or cash for dividends and capital gains, and specify the dollar amount of each purchase.

    X                   FUND NAME                         DIVIDENDS                  CAPITAL GAINS             AMOUNT
            Government Income Series ($100 min)   / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Tax Free Series ($100 min)            / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Primary Series ($1,000 min)           / /  Reinvest  / /  Cash     / /  Reinvest  / /  Cash     $
            Insurance, if any                                                                               $

    ALL DISTRIBUTIONS MUST BE REINVESTED IF A WITHDRAWAL PLAN IS ELECTED. ALL DISTRIBUTIONS WILL BE REINVESTED UNLESS CASH IS CHECKED ABOVE.

    ----------------------------------------------------------------------------
    Fill in ONLY if distribution checks are to be mailed to you at another address or paid to someone other than the registered owner(s) as shown above.
    Name:   ____________________________________________________________________
    Address: ___________________________________________________________________
--------------------------------------------------------------------------------
5   SYSTEMATIC WITHDRAWAL

    A Systematic Withdrawal Plan (SWP) is available to shareholders who own shares of the Fund worth $5,000 or more. SWP is subject to restrictions described in the Fund's Prospectus.
    THIS OPTION WILL BEGIN THE MONTH FOLLOWING RECEIPT OF THIS REQUEST.
    1.  The amount of each withdrawal shall be $______________________________.
    2.  Systematic withdrawals shall be made (choose one only):
                    / / Monthly  / / Quarterly (Mar, June, Sept,
                       Dec)  / / Semi-Annually  / / Annually

    3. Please have my withdrawals mailed. I understand that the SWP checks will be made payable to me and sent to my account mailing address unless a special designation is referenced below:
        Withdrawals are to commence on or around the 20th of _______________ (Month, Year).
--------------------------------------------------------------------------------

      Fill in ONLY if SWP checks are to be mailed to you at another address or paid to someone other than the registered owner(s) as shown above. If check is to be sent to a bank account, provide a void check.
      Name:   __________________________________________________________________
      Address: _________________________________________________________________

--------------------------------------------------------------------------------
6   LETTER OF INTENT (Not Applicable to Primary Series)

    Under the terms of the current prospectus, I intend to purchase, within thirteen months from the date of receipt, shares of one or more of the American National Funds Group and/or Government Income and/or Tax Free Series (Excluding the Primary Series). The total amount of my purchase (at the offering price on the date of receipt by the transfer agent) will equal an aggregate amount not less than:

/ / $50,000*  / / $100,000** / / $250,000 / / $500,000  / / $1,000,000 / / $1,500,000

(*Growth, Income and Triflex Funds Only) (**Government Income Series and Tax Free Series Only)

Shares of the named Funds owned by me at the date of this Letter (including shares owned by my spouse and our children who are under the age of majority or such other persons as described in a "single purchaser" in the current prospectus) are held in the below-specified accounts (Please Print):

FUND NAME  ACCOUNT NUMBER  ACCOUNT REGISTRATION  OWNER'S RELATIONSHIP TO INVESTOR*


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  *Must be self, spouse or child; if child, indicate current age

/ / This is a new Letter of Intent. Date
------------------------------.
/ / This is an existing Letter of Intent. The Letter of Intent was signed on
    (date) __________________ for (amount) $__________________

      This LOI expires on the earlier of (1) 13-months from the date of first purchase, or (2) the release to me of my shares held in escrow. Additionally, escrow shares are not subject to the exchange privilege and, unless agreed to by SM&R, will not be released unless my intended investment, equals or exceeds the specified amount.
--------------------------------------------------------------------------------
7   RIGHT OF ACCUMULATION (Not Applicable to Primary Series)

    If account is entitled to a Reduced Sales Charge under the terms of the current Prospectus, please provide the following information.

FUND NAME  ACCOUNT NUMBER  ACCOUNT REGISTRATION  OWNER'S RELATIONSHIP TO INVESTOR

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
8   SIGNATURE(S) & CERTIFICATION

    I/We hereby authorize Securities Management and Research, Inc. ("SM&R"), or its duly authorized agents, as agent for the SM&R Capital Funds, Inc., to honor any requests made in accordance with the terms of this application, and I/we further affirm that neither SM&R ("Transfer Agent") nor SM&R Capital Funds, Inc. shall be held liable for any loss, liability, cost or expense for acting in accordance with this application, or any section thereof. I/We certify that I/we have full right, power, authority and legal capacity to purchase shares and affirm that I/we have received and read the Prospectus and agree to its terms. Under penalties of perjury, I/we certify
    (1)  that  the  number  shown  on  this  form  is  my/our  correct  taxpayer identification number and (2) that I/we are not subject to backup withholding either because (a) I/we are exempt from backup withholding, or
    (b) I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me/us that I/we are no longer subject to backup withholding. If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, strike out phrase (2) above.
--------------------------------------------------------------------------------
INDIVIDUAL (OR CUSTODIAN)                                                   DATE
--------------------------------------------------------------------------------
CO-OWNER (OR CORPORATE OFFICER, PARTNER OR TRUSTEE)                         DATE
--------------------------------------------------------------------------------
(IF APPLICABLE, TRUSTEE)                                                    DATE
--------------------------------------------------------------------------------
(IF APPLICABLE, TRUSTEE)                                                    DATE
--------------------------------------------------------------------------------

9   REPRESENTATIVE INFORMATION

    / / Yes, I have completed and attached "Investor Suitability Form" new account information (Form 8045).

    / / Primary Series Account Only Information (Form 9354), if applicable.
    ----------------------------------------------------------------------------
      Representative Name (print)

     ---------------------------------------------------------------------------
      Representative Signature

     ---------------------------------------------------------------------------
      SM&R Representative Social Security Number
--------------------------------------------------------------------------------
10   DEALER INFORMATION, if applicable

    ----------------------------------------------------------------------------
      Dealer Name

     ---------------------------------------------------------------------------
      Dealer Representative Name (print)                   Representative Number

     ---------------------------------------------------------------------------
      Dealer/Representative Signature

     ---------------------------------------------------------------------------
      SM&R Dealer Number (Internal Use Only)

                             PRE-AUTHORIZED CHECK PLAN
                                   AUTHORIZATION
    I hereby authorize _________________________________________________________
                                           Name of bank               Branch
    of ________________________________________________________________ to honor
                         City                                 State

    pre-authorized checks drawn on me by SECURITIES MANAGEMENT & RESEARCH, INC., One Moody Plaza, Galveston, Texas 77550, and to charge such checks against my checking account until further notice to you from me. I agree there will be no liability incurred by you for payment or non-payment of any such checks drawn on me.
    _____________            ___________________________________________________
       Date                                 Signature of Customer

                                                (To be completed by SM&R Home Office)
  ----------------------------------------------------------------------------------              ----------------------------------
                 Date first check to be deposited by SM&R                                                Transit Number
   32    31    30    29    28    27    26    25    24    23    22    21    20    19    18    17    16    15    14    13

--------------------------------------------------------------------------------

  Securities Management & Research, Inc. - One Moody Plaza - Galveston, Texas
                                     77550

                                 AUTHORIZATION

I hereby authorize SECURITIES MANAGEMENT & RESEARCH, INC. to deposit pre-authorized checks:

/ / Monthly                                   / / New Account
/ / Quarterly                                 / / Existing Account
/ /  7th                                      / / Bank Change
/ / 21st                                      / / Accumulation Account
/ / Growth Fund $ ------------                / / IRA Account
/ / Income Fund $ ------------                / / Profit Sharing Account
/ / Triflex Fund $ ------------               / / Pension Account
/ / Government Income Series $ ------------
/ / Tax Free Series $ ------------
$20 minimum per Fund.
/ / Primary Series $ ------------
$100 minimum investment.

Credit to the Account of:
------------------------------------      ---------------------------
   Exact Name on Registration               Fund Account No.(s), if known
I agree that if, at any time, such checks are not honored for payment by said bank, the pre-authorized check plan shall be discontinued. I further understand that all shares purchased and credited to the above named are conditional, being subject to checks being honored for payment by said bank.

------------------         ---------------------------------------
      Date                     Signature of Customer

 A "VOIDED" CHECK MUST BE ATTACHED TO REVERSE OF BOTTOM HALF OF AUTHORIZATION.

Form 8006
Rev. 8/93

To: The bank named on the reverse side

In order to induce you to comply with the request of your customer to provide the service authorized on the other side of this card, Securities Management & Research, Inc. of Galveston, Texas, (the "Company") undertakes and agrees:

(1) To indemnify you and hold harmless from any loss you may suffer as a conse-quence of your action resulting from or in connection with the execution and issuance of any check or drafts, whether or not genuine, purporting to be executed or issued by or on behalf of the Company and received by you in the regular course of business for the purpose of payment in connection with the authorization signed by your depositors, including any costs or expenses reasonably incurred in connection therewith. In the event that any such check or drafts should be dishonored, whether with or without cause and whether intentionally or inadvertently, to indemnify you for any loss even though dishonor results in the forfeiture of insurance.

(1) To refund to you any amount erroneously paid by you to the Company on any such check or draft if claim for the amount of such erroneous payment is made by you within twelve months of the date of check or drafts on which such erroneous payment was made.

                                          Michael W. McCroskey, President

                                          Securities Management & Research, Inc.

Authorized in a resolution adopted by the Board of Directors of Securities Management & Research, Inc., of Galveston, Texas on September 14, 1967.

                           STAPLE VOIDED CHECK BELOW

--------------------------------------------------------------------------------

INVESTOR SUITABILITY FORM
NEW ACCOUNT INFORMATION

This form must accompany all applications
to establish new accounts in the American
National Funds Group, SM&R Capital Funds, Inc.,
and other mutual funds
--------------------------------------------------------------------------------
Date                     Registered Representative
--------------------------------------------------------------------------------
Order
Received / / By Telephone / / By Letter / / In Person / / Other _________
--------------------------------------------------------------------------------
A. BUY     Name of Security Being Purchased
                                                        Distribution Option
                                                        / / Cash (Indicate
____________ Shares or $ ____________ of ____________
                                                           / / Mo.  / / Qtrly
------------------------------
                                                           / / Semi-Annual)
                                                        / / Reinvest
B. SECURITIES REGISTRATION OF CUSTOMER
--------------------------------------------------------------------------------
Name(s) and Age(s)

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------

Social Security No. (Individual, Joint Accounts         Taxpayer ID No. (Trust, Estate, Pension Trust,
Custodial Accounts for Minors)                          Corporation, Partnership, etc.)

--------------------------------------------------------------------------------

C. SOURCE OF FUNDS FOR INVESTMENT
     A. / / Current Earnings    C. / / Gift or Inheritance           E. / / Death Benefit       G. / / Other Policy Proceeds
     B. / / Savings             D. / / Sale of Assets                F. / / Maturity Proceeds   H. / / ---------------------

--------------------------------------------------------------------------------
D. Is the Customer or proposed Customer employed by or associated with a member of the NASD or NYSE?
    / / Yes  / / No
If he/she is, provide the name, address and phone number of the firm:

--------------------------------------------------------------------------------
E.  PERTINENT ADDITIONAL INFORMATION (CHECK APPROPRIATE BOXES)

/ / Application Attached                                        / / Check Attached Payable To:
/ / Prototype Attached (IRA, TSA, Pension/Profit Sharing)
                                                                -------------------------------------------
/ / Letter of Intent Dated ------------ for $ ------------      / / Other ------------------------------------
/ / Signed Arbitration Agreement (reverse side.)
/ / Signed Statement of Refusal to Provide Financial Information, if applicable (reverse side.)

--------------------------------------------------------------------------------

------------------------------------------------  ---------------------------------------------------------
Registered Representative's Signature             Personal Code Number

---------------------------------------           ---------------------------------------------------------
B/O--PSO#                                         Home Office Approval                       Date Received

--------------------------------------------------------------------------------

                    SIGNATURE REQUIRED ON THE REVERSE SIDE.

INVESTMENT SUITABILITY--TO BE COMPLETED BY REGISTERED REPRESENTATIVE AND INDIVIDUAL INVESTOR.

NASD rules require the Registered Representative to have reasonable grounds for believing that any sale is suitable for the customer. Therefore, Registered Representatives are required to make inquiries concerning the financial condition of a proposed purchaser (the "Purchaser") of securities. Purchasers are urged to supply such information so that the representative can make an informed judgment as to the suitability for a particular Purchaser of securities. However, Purchasers are not required to divulge such information. If the Purchaser chooses not to do so, the Purchaser must execute Statement of Refusal to Provide Financial Information below signifying his/ her refusal and acknowledge that the representative requested the suitability information.
1.  OCCUPATION _______________________ Phone No. Employer ______________________
    Name and Address of Employer _______________________________________________
    ____________________________________________________________________________

2.   TAX STATUS
     / / Single                      / / Head of Household      / / Married filing separate     / / Other --------------------
     / / Married filing joint        / / Corporation            return
     return or Qualifying widow(er)
         with dependent child
3.   MARITAL STATUS
     A. / / Married                  B. / / Single              C. / / Widowed
4.   DEPENDENTS
     A. / / Spouse                   B. / / Children: Ages --------------------                 C. / / --------------------
5.   PRIMARY PURPOSE OF INVESTMENT:
     INDIVIDUAL                                                 BUSINESS
     A. / / Education                D. / / Tax Shelter         A. / / Retirement Plan          D. / / Buy-Sell
     B. / / Savings                  E. / / ----------------    B. / / Key Man                  E. / / Depreciation Reserve
     C. / / Estate Plan                                         C. / / Deferred Compensation    F. / / --------------------
6.   SOURCE OF CLIENT:
     A. / / Referred Lead            C. / / Direct Mail Reply   E. / / Friend/Relative
     B. / / Advertising              D. / / Existing Client     F. / / ----------------

7.   PERSONAL INVESTMENT ATTITUDES
     Rank the following investment objectives from 1 to 6 with "1" being the most important and "6" being the least important.
     Safety of principal/income      (0-6) ---------   Speculation                     (0-6) ---------
     Moderate Growth                 (0-6) ---------   High Current Income             (0-6) ---------
     Aggressive Growth               (0-6) ---------   Tax Liability Reduction         (0-6) ---------
     Please indicate the Preferred Risk Level which best describes the risk-reward relationship with which you are generally most comfortable.
     (Check Only one.)
     Limited (L)  / /            Moderate (M)  / /            Higher (H)  / /

8.   PERSONAL INVESTMENT GOALS
     1.   Are you planning any major expenditure greater than 10% of your investment assets:
          a. Within the next year:    / / Yes  / / No    b. Within the next 5 years:    / / Yes  / / No    c. Within 5 to 10
          years:    / / Yes  / / No
     2.   Are you planning to provide for your children's higher education:      / / Yes  / / No
          If yes, what percent do you plan to provide: ----------------  (1% - 100%)
     3.   Are you concerned with having adequate income during retirement:      / / Yes    / / No
     4.   Are you responsible for the financial welfare of anyone other than your immediate family (i.e. alimony, child, or
          parental support, etc.)  / / Yes    / / No

--------------------------------------------------------------------------------

Estimated Annual Income      Estimated Net Worth     Life Insurance Face Amount       Is the applicant a policyholder of
$                            $                       $                                American National?
                                                                                      / / Yes        / / No

--------------------------------------------------------------------------------

STATEMENT OF REFUSAL TO PROVIDE FINANCIAL INFORMATION (SIGNATURES REQUIRED ONLY IF INFORMATION NOT PROVIDED.)
I fully understand that the Registered Representative, acting on behalf of Securities Management and Research, Inc., has requested the above suitability information to determine whether my purchase of securities is an appropriate investment considering my financial condition. I refuse to provide the requested information and by my/ our signature(s) below agree not to seek rescission of the policy or mutual fund investment or damages based on its unsuitability.

------------------------------------------------------------------------------  ----------------------------------------------------
Signature of Purchaser                                                          Signature Joint Owner (Must sign)


PURCHASER AGREEMENT TO ARBITRATION (SIGNATURES REQUIRED FOR ALL ACCOUNTS ESTABLISHED) THIS SECTION IS NOT APPLICABLE TO MISSOURI RESIDENTS.

This agreement shall inure to the benefit of your successors and assigns, shall be binding on the undersigned, his heirs, executors, administrators and assigns, and shall be governed by the laws of the State of Texas. I understand that I have the right to any dispute between us arising under the federal securities laws resolved through litigation in the courts. In lieu of using the courts, we may agree, after any such dispute has arisen, to settle it by arbitration before an appropriate tribunal. However, I understand that any other dispute between us arising out of any transaction or this agreement shall be settled by arbitration before the National Association of Securities Dealers, Inc., which must be commenced by a written notice of intent to arbitrate, judgment upon any award rendered may be entered in any appropriate court.

------------------------------------------------------------------------------  ----------------------------------------------------
Signature of Purchaser                                                          Signature Joint Owner (Must sign)
Form 8045
Rev 2/92

  SM&R's business holiday's are Good Friday, Labor Day, Thanksgiving Day, the Friday following Thanksgiving Day, two (2) days at Christmas and New Years Day. If Christmas Day is a weekday other than Monday, Christmas Day and Christmas Eve Day are business holidays. If Christmas Day is Monday, Christmas Day and the preceding Friday will be business holidays. If Christmas Day is a Saturday, the preceding Thursday and Friday will be business holidays. If Christmas Day is a Sunday, the preceding Friday and the following Monday will be business holidays. If New Years Day is a Saturday the preceding Friday will be a business holiday and if New Years Day is a Sunday the following Monday will be a business holiday.


DETERMINATION OF OFFERING PRICE


  The offering price for shares of each Series is determined once each day that such Series' net asset value is determined. Net asset value per share is determined by dividing the market value of the securities owned by the Series, plus any cash or other assets (including dividends accrued but not collected), less all liabilities of such Series (including accrued expenses but excluding capital and surplus), by the number of shares of the Series outstanding. Net asset value is currently determined as of 3:00 p.m., Central Time on each business day and on any other day in which there is a sufficient degree of trading in such Series' investment securities that the current net asset value of such Series' shares might be materially affected by changes in the value of its portfolio of investment securities. Each Series of the Fund reserves the right to compute such Series' net asset value at a different time, or to compute such value more often than once daily as provided in the Fund's current prospectus.

  The offering price for shares of the Government Income Series and the Tax Free Series is that Series' net asset value plus the sales charge computed at the rates set forth in the applicable tables below. Shares of the Primary Series may be purchased without a sales charge. Accordingly, the offering price for shares of the Primary Series is that Series' net asset value. During such times that the Primary Series is invested primarily in commercial paper having maturities of less than sixty (60) days, the offering price for such series will be relatively stable. However, even during such times, the Primary Series cannot assure a dollar for dollar return on the amount invested.

  For a more complete description of the procedures involved in valuing various fund assets, see "Offering Price" in the Fund's Statement of Additional Information.

GOVERNMENT INCOME SERIES AND TAX FREE SERIES

                                                                     (2)
                                             (1)              Sales Charge as a                 (3)
                                      Sales Charge as a         Percentage of          Discount to Selected
                                        Percentage of             Net Amount          Dealers as a Percentage
Amount of Investment                    Offering Price             Invested              of Offering Price
Less of $100,000                                4.5%                    4.7%                      4.0%
$100,000 but less than $250,000                 3.5%                    3.6%                      3.0%
$250,000 but less than $500,000                 2.5%                    2.6%                      2.0%
$500,000 but less than $1,000,000               1.5%                    1.5%                      1.0%
$1,000,000 but less than
$1,500,000                                      1.0%                    1.0%                      0.8%
$1,500,000 and over                             0.5%                    0.5%                      0.3%*

* Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.

  The reduced sales charge rates set forth above apply to purchases of the Government Income Series and Tax Free Series, either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

    (1) Any individual;

    (2) Any individual, his or her spouse, and trusts or custodial agreements for their minor children;

    (3) A trustee or fiduciary of a single trust estate or single fiduciary account.

  Purchases in the Government Income Series will also receive a reduction in sales charge pursuant to the rates set forth in the table above for purchases either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

    (1) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and

    (2) Employees or employers on behalf of employees under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.

  Furthermore, purchases by any "company" or employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the Government Income Series will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the Fund prospectus available to individual investors or employees, forwarding investments by such employees to the Fund, and the like.

MEMBERS OF ASSOCIATIONS

  The following breakpoints apply to purchases made at one time by members of non-profit business, trade, professional or similar associations with an active membership of at least 1,000 persons:

                                             (1)                     (2)                        (3)
                                      Sales Charge as a       Sales Charge as a        Discount to Selected
                                        Percentage of         Percentage of Net       Dealers as a Percentage
Amount of Investment                    Offering Price         Amount Invested           of Offering Price
Less than $250,000                              3.5%                    3.6%                      3.0%
$250,000 but less than $500,000                 2.5%                    2.6%                      2.0%
$500,000 but less than $1,000,000               1.5%                    1.5%                      1.0%
$1,000,000 but less than
$1,500,000                                      1.0%                    1.0%                      0.8%
$1,500,000 and over                             0.5%                    0.5%                      0.3%*

* Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.

  All direct sales expenses, including the cost of prospectuses for prospective shareholders, are paid by SM&R, and no sales expense is borne by the Fund.

SPECIAL PURCHASE PLANS



  The Fund offers the following services to its shareholders to facilitate investment in the Fund. At this time, there is no charge to the shareholder for these services. For additional information contact your registered representative or SM&R.



RIGHT OF ACCUMULATION--Dollar amount(s) of shares being purchased plus the current offering value of your combined holdings of the Government Income Series, the Tax Free Series and the American National Funds Group (the Government Income Series, the Tax Free Series and the funds in the American National Funds Group, shall be collectively referred to hereinafter as the "Group"). Shareholders of the Government Income Series or the Tax Free Series must, at the time of purchase, give their representative or SM&R a list of other accounts maintained in the Group to qualify for this privilege. There is no retroactive reduction of the sales charge for shares previously purchased. When necessary, SM&R has the right to require verification of holdings to be included in determining the applicable sales charge.




LETTER OF INTENT--An investor may immediately qualify for a reduced sales charge on purchases of shares of the Group by completing the Letter of Intent section of the application. Under a Letter of Intent an investor expresses an intention to invest during the next 13 months a specified amount in the Group which, if made at one time, would qualify for a reduced sales charge. A minimum initial investment equal to ten percent (10%) of the amount necessary for the applicable reduced sales charge is required when a Letter of Intent is executed. Five percent (5%) of the total intended purchase amount will be held in escrow in shares of the Group registered in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. Shares held in escrow under a Letter of Intent are not subject to the exchange privilege until the Letter of Intent is completed or canceled. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the Group to sell the full amount of shares specified. (See the Investor's Letter of Intent on the Application and "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)


GROUP SYSTEMATIC INVESTMENT PLAN--A group of 5 or more employees may initially invest a minimum of $100 ($20 per individual) in the Government Income Series or Tax Free Series followed by additional payments of at least $20 for each individual investing under a single payroll deduction plan. Any such plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days written notice.


PURCHASES AT NET ASSET VALUE--After written request to SM&R, shares of the Government Income Series and the Tax Free Series may be sold without a sales charge to: (a) present and retired directors, officers and full-time employees of the Fund; (b) present and retired directors, officers, registered representatives and full-time employees of SM&R and their spouses; (c) present and retired officers, directors, insurance agents and full-time employees and their spouses of American National and its subsidiaries and its "affiliated persons," as defined in the Investment Company Act of 1940, and of any corporation or partnership for which any of American National's present directors serve as a director or partner, and their spouses; (d) present and retired partners and full-time employees of legal counsel to SM&R and officers and directors of any professional corporations which are partners of such legal counsel and their spouses; (e) any trust, pension, profit-sharing, IRA or other benefit plan for any of such persons mentioned in (a), (b), (c) or (d), their spouses or their minor children; (f) custodial accounts for minor children of such persons mentioned in (a), (b), (c) or (d) pursuant to the Uniform Gifts to Minors or Uniform Transfers to Minors Acts; (g) persons who have received a distribution from a pension, profit-sharing or other benefit plan, to the extent such distribution represents the proceeds of a redemption of shares of the Government Income Series and/or any fund in the Group; (h) persons receiving rebated amounts through ANPAC's "Cash Back Program" to the extent the proceeds represent the amount of the rebate and (i) trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority or they serve as a directed trustee and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

  Shares of the Tax Free Series may also be purchased without a sales charge, upon proper notification to SM&R, by those individuals mentioned in (a), (b),
(c), (d), (g), (h) and (i) above.

PRE-AUTHORIZED CHECK PLANS--An investor may invest in shares of each Series through the use of a pre-authorized check plan ($20 dollars or more in the case of investments in the Government Income Series and Tax Free Series and $100 dollars or more in the case of investments in the Primary Series). Such purchases are processed on or about the 7th and 21st of each month and each investor may invest in up to five different accounts in the Group on either date. Such purchases will enable an investor in the Government Income Series to lower his or her average cost per share through the principle of "dollar cost averaging". As discussed earlier, (See DETERMINATION OF OFFERING PRICE) the Primary Series may have a relatively stable price per share. During such times, the benefits of "dollar cost averaging" may not be available to investors in such Series. (See "SPECIAL PURCHASE PLANS" in the Statement of Additional Information.)

EXCHANGE PRIVILEGE--SM&R desires to make it convenient for all shareholders to exchange from one Series to another within the Fund and the American National Funds Group without the payment of an exchange fee. However, some Series and some members of the American National Funds Group have no sales charges and/or variable sales charges which complicates the exchange process. In an effort to simplify the procedure, but at the same time consistently treat all investors the same, the following rules and procedures have been adopted.


  Shares held in accounts opened for more than one (1) year may be exchanged on the basis of their respective net asset values, without a sales charge. This privilege is only available in states where the various members of the Group are registered and the exchange may be legally made. The Exchange Privilege is not available to shareholders of the Primary Series.


  Shares of any Series or fund held in escrow under a Letter of Intent are not eligible for the exchange privilege and will not be released unless the Letter of Intent balance invested during the period equals or exceeds the Letter of Intent amount or the shareholder requests, in writing, that the Letter of Intent be canceled and adjustments made prior to the exchange.

  Shares of the Primary Series acquired through an exchange from one of the members of the Group and all additional shares acquired through reinvested dividends on such exchanged shares may be RE-EXCHANGED for shares of the members of the Group. RE-EXCHANGES may not be effected through the use of the Primary Series check writing option. (See "Check Writing Option") The RE-EXCHANGE privilege may not be used to avoid payment of a differential in sales charge between the members of the Group.

  To effect an exchange or re-exchange (a) a prospectus must be provided to the investor covering the shares to be taken in exchange; (b) written authorization requesting the exchange and advising that such exchange is eligible for reduced or no sales charges must be received by SM&R; (c) an appropriate application must be completed if an account does not presently exist in the Series or fund shares being exchanged to; and (d) the amount being exchanged must at least equal the minimum initial or subsequent investment amounts, whichever is applicable. SM&R reserves the right, upon sixty (60) days prior written notice, to restrict the frequency of or to otherwise modify, condition, terminate or impose additional charges upon the exchange privilege. Furthermore, the exchange of a Series or fund shares may constitute a sale of shares which represents a taxable event.

  Any gain or loss realized on such an exchange may be recognized for federal and state income tax purposes. The investor should consult its own tax adviser for the treatment of exchanges for tax purposes.

RETIREMENT PLANS


  The following retirement plans may be funded with shares of the Government Income Series or the Primary Series: Individual Retirement Accounts (IRAs); Simplified Employee Pension Plans (SEPs); 403(b) Custodial Accounts (TSAs) and corporate retirement plans. Information concerning IRAs and TSAs and the forms necessary to adopt such plans, can be obtained by contacting your registered representative or calling SM&R. A regular Fund application should be used when establishing a corporate retirement plan. The minimum initial purchase for each Series is $100. The minimum subsequent purchase is $20 for the Government Income Series and $100 for the Primary Series. SM&R acts as trustee or custodian for IRAs, SEPs and TSAs for the Fund. An annual custodial fee of $7.50 will be charged for any part of a calendar year in which an investor has an IRA, SEP or TSA in the Fund and will be automatically deducted from each account. Documents and forms containing detailed information regarding these plans are available from your representative or SM&R. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.


  Because IRAs, SEPs, TSAs, other tax exempt persons and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Series. Accordingly, the Tax Free Series is not generally considered to be suited for such plans or persons.

DIVIDENDS AND DISTRIBUTIONS

  The Government Income Series and Tax Free Series will declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually.

  At 3:00 p.m., Central Time, on each day that the Exchange is open for trading other than SM&R's business holidays described above, the Primary Series will declare a dividend of all of its net investment income to shareholders already of record. Such dividends will be paid monthly.

  Unless the shareholder elects otherwise in writing to SM&R or on the application, dividends and capital gains will be automatically reinvested in the shareholder's account in additional shares of the respective Series making such distribution. Such reinvestment will be made at the net asset value on the distribution date, without sales charge. Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

  Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.

  In order to be entitled to a dividend, an investor must have acquired shares of a series prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a series immediately prior to a distribution. Dividends and distributions paid by the Fund have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents in substance, a return of capital.

TAXES

  Each Series of the Fund is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in a timely manner, therefore, it is not expected that the Fund will be required to pay federal income taxes.


  For federal income tax purposes, any income dividends derived from taxable investments which the shareholder receives from such Series of the Fund, as well as any distributions derived from net short-term capital gain are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from net long-term capital gain will be taxable as long-term capital gains regardless of the length of time the shareholder has owned such Series' shares and regardless of whether such distributions are received in cash or in additional shares. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous years.


  The Tax Free Series expects the dividends it pays to shareholders from interest on municipal securities generally to be exempt from federal income tax because the Series intends to satisfy certain requirements of the Internal Revenue Code, as amended. Such exempt-interest dividends are derived from interest income exempt from regular federal income tax, and not subject to regular federal income tax for the Series' shareholders. Shareholders will, however, be required to disclose on their federal income tax return the amount of tax-exempt interest earned during the year, including exempt-interest dividends received.

  Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest and makes interest on certain tax-exempt securities and distributions by the Tax Free Series of such interest a tax preference item for purposes of the individual and corporate alternative minimum tax. All exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Current federal tax law may also affect the availability of municipal obligations for investment by the Series and the value of the Series' portfolio.

  Redemptions and exchanges of shares in each Series of the Fund are taxable events on which a shareholder may realize a gain or loss. Shareholders of the Tax Free Series should be careful about redeeming shares immediately prior to the record date of an "exempt-interest dividend" because the redemption may cause the shareholder to realize a taxable gain even though a portion of the redemption proceeds may represent a pro rata share of tax exempt interest earned by the Series. Shareholders should consult with their tax advisers concerning the tax reporting requirements in effect on the redemption or exchange of such shares.

  The Fund may be required to report to the Internal Revenue Service ("IRS") any taxable dividends or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Application. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

  Shareholders who are not U.S. persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of U.S. withholding taxes to distributions received by them from the Fund.


  Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met within the fund.


  At the end of each calendar year, the Fund will advise its shareholders regarding the tax status of all distributions made during each taxable year, including the portion of the dividends which comprise taxable income, exempt income and interest income that is a tax preference item under the alternative minimum tax. Shareholders should consult their own tax advisers with respect to the application of their state and their local tax laws to these distributions and redemption proceeds received from the Fund. Additional information regarding taxation is included in the Statement of Additional Information.

  IMPORTANT: The Fund reserves the right to (1) refuse to open an account for any person failing to provide a taxpayer identification number, certified as correct and (2) close an account by redeeming its shares in full, at the then current net asset value, upon receipt of notice from the IRS that the taxpayer identification number certified as correct by the shareholder is in fact incorrect.


HOW TO REDEEM


  Shares of the Fund will be redeemed at the net asset value determined on the date the request is received by SM&R in "Proper Form", as defined in "PROPER FORM" below, at no charge. A redemption request must be addressed to Securities Management and Research, Inc., One Moody Plaza, 14th Floor, Galveston, Texas 77550.

  If uncertain of the redemption requirements, investors should call or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in Proper Form.

  If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be available immediately. For shares purchased by non-guaranteed funds (such as a personal check), the Fund reserves the right to hold the proceeds until such time as the Fund has received assurance that an investment check has cleared the bank on which it was drawn.


SYSTEMATIC WITHDRAWAL PLAN--The Fund has a Systematic Withdrawal Plan, ("Withdrawal Account") which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter. The Fund and SM&R discourage shareholders from maintaining a Withdrawal Account while concurrently purchasing shares of the Government Income Series or the Tax Free Series because of the sales charge involved in additional purchases. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal payment is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account. Certificates are not issued for shares held in a Withdrawal Account and certificates held, if any, must be surrendered when shares are transferred to a Withdrawal Account. No account covered by a Letter of Intent can be changed to a Systematic Withdrawal Plan until such time as the Letter of Intent is fulfilled or terminated, nor can an account under a Systematic Withdrawal Plan be placed under a Letter of Intent.



REINVESTMENT PRIVILEGE--Within ninety (90) days of a redemption (sixty (60) days for qualified plans), a shareholder may invest all or part of the redemption proceeds in shares of any of the funds managed by SM&R at the net asset value next computed after receipt of the proceeds to be reinvested by SM&R. The shareholder must ask SM&R for this privilege at the time of reinvestment. Prior to reinvestment of redemption proceeds, a shareholder is encouraged to consult with his accountant or tax advisor to determine any possible tax ramifications of such a transaction. Each fund managed by SM&R may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of the amendment, suspension or cessation.


  For  further   information  about   the  "Systematic   Withdrawal  Plan"   and
"Reinvestment Privilege", contact a registered representative or SM&R.

"PROPER FORM"--means the request for redemption must include:

1.  your share certificates, if issued;

2. your letter of instruction or a stock assignment specifying the Series, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the Series shares are registered. It is suggested that certificates be returned by certified mail for the investor's protection;

3.  any required signature guarantees (see "Signature Guarantees" below); and

4. other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans and other organizations.

Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Fund's transfer agent in Proper Form for processing.



SIGNATURE GUARANTEES--This guarantee carries with it certain statutory warranties which are relied upon by the transfer agent. This guarantee is designed to protect the investor, the Fund, SM&R and its representatives through the signature verification of each investor wishing to redeem or exchange shares. Examples of when signature must guarantees are required are: (1) the proceeds of the redemption exceed $25,000; (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account; (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; (4) share certificates, if the redemption proceeds are in excess of $25,000; or (5) the Fund or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions, (c) the Fund or transfer agent have been notified of an adverse claim, (d) the instructions received by the Fund or transfer agent are given by an agent, not the actual registered owner, (e) it is determined that joint owners who are married to each other are separated or may be subject to divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the satisfaction of the Fund or transfer agent.



  Acceptable guarantees can be obtained from an "eligible guarantor institution" as defined in rules adopted by the Securities and Exchange Commission. Eligible guarantor institutions include banks, brokers, dealers, municipal securities dealers or brokers, government securities dealers or broker, credit unions (if authorized under state law), national securities exchanges, registered securities associations and institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program or an SM&R representative who has executed an agreement and received authorization from SM&R. IMPORTANT: Witnessing or notarization is not sufficient.


TEXAS OPTIONAL RETIREMENT PROGRAM GOVERNMENT INCOME SERIES AND PRIMARY SERIES ONLY--Redemption of shares in any account established under the Texas Optional Retirement Program may not be redeemed unless satisfactory evidence is received by SM&R from the state that one of the following conditions exist. (1) death of the employee; (2) termination of service with the employer; or (3) retirement of employee.

EXPEDITED TELEPHONE REDEMPTION PRIMARY SERIES ONLY--Shareholders redeeming at least $1,000 of the Primary Series may redeem by telephoning SM&R at 1-800-231-4639. An authorization form must have been completed and filed with SM&R before a telephone redemption request will be honored. To minimize the risks associated with telephone redemptions, telephone redemptions will only be made after the caller has provided the shareholder's account number and other information deemed appropriate by the transfer agent. To further reduce the risk of an attempted fraudulent use of the telephone redemption procedure, payment will only be made by check to either the bank account designated on the authorization form or, at the shareholder's direction, to purchase shares of one or more of the other American National Funds for the shareholder's account with an identical registration.

  A check will be mailed on the next business day following receipt of the telephone request. There is no charge for this service unless the shareholder requests that the redemption proceeds be wired as provided below.

EXPEDITED WIRE REDEMPTION PRIMARY SERIES ONLY--Shareholders redeeming at least $1,000 of the Primary Series and who have filed an expedited redemption authorization form with SM&R, may at the time of redemption, request that Federal Funds be wired to the bank designated on the form. Redemption proceeds will normally be wired on the next banking day following receipt of the redemption request. However, if the request is received after 3:00 p.m., Central Time, proceeds normally will be wired no later than the second banking day following receipt of the request. There is a $8.00 per transaction fee for this service which will be automatically deducted from the shareholder's account and the fee is subject to change without further notice. Subject to compliance with the same risk minimizing procedures utilized in expedited telephone redemptions, SM&R currently permits shareholder's to request expedited wire redemptions by telephone.

  Despite the precautions stated above, shareholders electing the telephone redemption option and having the option of using the telephone to request an expedited wire redemption are giving up a measure of security that they would have if they were to redeem their shares or request an expedited wire redemption only in writing. If SM&R does not follow the above procedures, the Series' and/or SM&R may be liable for any losses arising from such activity.


CHECK WRITING OPTION PRIMARY SERIES ONLY--A check writing option is available in connection with the Primary Series to investors having $1,000 or more of such Series. $250 is the minimum check amount under the check writing option. This option is not available on IRA's, SEP's or TSA's. Shareholders wishing to avail themselves of this option must complete the check writing option signature card in the prospectus. After obtaining specimen signatures and the fully executed card, SM&R will order checks and arrange for the shareholder's checks to be honored by a bank. Investments made by personal check or third party check will be held for fifteen (15) business days following the investment during which time checks may not be drawn on the amount of such investment. This service may be terminated or suspended or additional charges may be imposed for this service. Shareholders will be provided the initial checkbook free of charge. There will be a $5 fee for re-orders. Shareholders will be allowed to write ten
(10) checks free each calendar quarter.



  When a check is presented for payment, SM&R, as the shareholder's agent, will cause the Fund to redeem a sufficient number of full and fractional shares to cover the amount of the check. Shareholders will continue to be entitled to dividends on their shares up to the time the check is presented to SM&R for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for more than fifteen (15) business days at the time the check is presented for payment, the check will be returned to the payee as not being covered by sufficient funds, and the shareholder will be subject to extra charges as a result.




NOTE: The Fund reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of your account falls below $100 in the case of the Government Income Series and Tax Free Series or $1,000 in the Primary Series. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum.


  Additionally, the Fund reserves the right to close a Tax-Sheltered Retirement Plan Account if there have been no investments in the account during the twelve months prior to notification and the net asset value is less than $100 in the case of the Government Income Series or $1,000 in the Primary Series. Retirement plan participants will be notified that the value of their account is less than the required minimum indicated above and allowed twelve months to make the minimum number of investments necessary to meet the minimum through the appropriate investment means. The Board of Directors may, from time to time, change such required minimum investment.

OTHER INFORMATION CONCERNING THE FUND

SHARING OF FUND EXPENSES. Each Series bears its proportionate share of the Fund's general expenses not susceptible of direct allocation. Such general expenses include the Fund's organizational expenses, directors' fees and joint fidelity bonds, which are pro-rated based on the relative amount of each Series' assets, and prospectus and shareholder report expenses, which are pro-rated based on the relative number of each Series' shareholders. Organizational expenses for the Tax-Free Series were paid by the adviser.

AUTHORIZED STOCK. The authorized capital stock of the Fund consists of Two Hundred Million (200,000,000) shares, par value $.01 per share. The shares of capital stock are divided into three Series: the Government Income Series (50,000,000 shares), the Primary Series (100,000,000 shares) and the Tax Free Series (50,000,000 shares). The shares of each Series, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable.


  Each share of stock will have a pro-rata interest in the assets of the Series to which the stock of that class relates and will have no interest in the assets of any other Series. Holders of shares of any Series are entitled to redeem their shares as set forth under HOW TO REDEEM.



VOTING  RIGHTS.   Within the  respective Series,  all shares  have equal voting, participation and liquidation rights, but have no subscription, preemptive, conversion or cumulative voting rights.

  On certain matters, such as the election of directors, all shares of each Series vote together, with each share having one vote. On other matters affecting a particular Series, such as the Investment Advisory Contract or fundamental investment policies, only shares of that Series are entitled to vote, and a majority of the shares of that Series are required for approval of the proposal.

ADDITIONAL INFORMATION. This Prospectus and the Statement of Additional Information referred to on the cover page do not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

  For further information, shareholders may also contact SM&R, whose address and phone number are set forth on the cover of this Prospectus.

--------------------------------------------------------------------------------

APPENDIX
(Description of Ratings Used in Prospectus)
--------------------------------------------------------------------------------

BOND RATINGS

  Description of Standard & Poor's Corporation's bond rating:

AAA Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circum-stances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB,B Bonds rated BB, B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  Description of Moody's Investor's Service, Inc.'s bond ratings:

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds be-cause margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities
A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any

      great  length   of   time.   Such  bonds   lack   outstanding   investment
      characteristics and in fact have speculative characteristics as well.
Ba    Bonds  which are rated  Ba are judged to  have speculative elements; their future cannot  be considered  as  well assured.  Often the  protection  of interest  and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B     Bonds which are rated  B generally lack  characteristics of the  desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Description of Fitch Investors Service bond ratings:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".
A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and cir-cumstance, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than bonds with higher ratings.

MUNICIPAL NOTE RATINGS

  Description of Moody's Investor Service Inc.'s municipal note ratings:

MIG-1/VMG1  Notes  are  of  the  best quality  enjoying  strong  protection from established cash flows of funds for their servicing or from established and broad- based access to the market for refinancing, or both.
MIG-2/VMG2  Notes are  of  high  quality,  with  margins  of  protection  ample, although not so large as in the preceding group.
MIG-3/VMG3  Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
MIG-4/VMG3  Notes  are of  adequate quality,  carrying specific  risk but having protection and not distinctly or predominantly speculative.

  Description of Standard and Poor's municipal note ratings:

  Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less the ratings below usually will be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1 Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2 Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

  Description of Standard & Poor's Corporation's three highest commercial paper ratings:

  Commercial paper rated "A" by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is generally rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. A-2 is the second highest of such ratings.

  Description of Moody's Investors Service, Inc.'s three highest commercial paper ratings:

  Among the factors considered by Moody's Investors Service, Inc. is assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition of the management of obligations which may be present or may arise as a result of public interest questions and proportions to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating in one of three classifications; P-1, P-2 or P-3. P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. P-2 is the second highest of such ratings.

  Description of Fitch Investors Service commercial paper, medium-term notes, and municipal and investment notes.

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-5 Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

  Description of Duff & Phelp's two highest commercial ratings:

  Duff & Phelp's commercial paper ratings place emphasis on liquidity, considering not only cash from operations, but access to alternative sources of funds, including trade credit, bank lines and capital markets. Relative differences in strength and weakness is rated by Duff & Phelp's as Duff-1 or Duff-2; Duff-1 being the highest commercial paper rating and Duff-2 being the second highest rating.

  Description of Thompson Bankwatch, Inc.'s two highest commercial ratings:

  Thompson Bankwatch, Inc.'s ratings of United States commercial banks, thrifts, and non-bank banks, non-United States banks, and broker-dealers are based upon among other things, five years's financial information and the issuer's most recent regulatory filings. Relative differences in strength and weakness are rated by Thompson Bankwatch, Inc. as TBW-1 or TBW-2; TBW-1 being the highest commercial paper rating and TBW-2 being the second highest rating.

FEDERAL FUNDS

  As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

PROSPECTUS

[American National Logo]

Government
Income Fund
Series

Primary
Fund Series

Tax Free
Fund Series

[SM&R CAPITAL FUNDS LOGO]

Securities Management & Research, Inc.
One Moody Plaza
Galveston, TX 77550

BULK RATE
U.S. POSTAGE
PAID
PERMIT NO. 14
GALVESTON, TEXAS

                 STATEMENT OF ADDITIONAL INFORMATION

                       Dated December 29, 1995


----------------------------------------------------------------------
                       SM&R CAPITAL FUNDS, INC.


Mailing and Street Address:           Telephone Number: (409) 763-8272
One Moody Plaza, 14th Floor                 Toll Free 1-(800) 231-4639
Galveston, Texas 77550
----------------------------------------------------------------------

     This Statement of Additional Information is NOT a prospectus, but should be read in conjunction with the Prospectus (the "Prospectus") dated December 29, 1995. A copy of the Prospectus may be obtained from your registered representative or Securities Management and Research, Inc. ("SM&R"), One Moody Plaza, 14th Floor, Galveston, Texas 77550 (Telephone No. (409)-763-8272 or Toll Free 1-(800)-231-4639).


----------------------------------------------------------------------
      No dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information (and/or the Prospectus referred to above), and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or SM&R. Neither the Prospectus nor this
Statement   of  Additional  Information  constitutes   an   offer   or
solicitation  by  anyone  in  any  state  in  which  such   offer   or
solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.
----------------------------------------------------------------------



                          TABLE OF CONTENTS

----------------------------------------------------------------------

THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . .   3
     Lending of Portfolio Securities . . . . . . . . . . . . . . .   5
     U.S. Treasury Securities. . . . . . . . . . . . . . . . . . .   5
     Obligations Issued or Guaranteed by U.S.
       Government Agencies and Instrumentalities . . . . . . . . .   6
     Mortgage-Backed Securities Issued or
       Guaranteed by U.S. Government Instrumentalities . . . . . .   6
     Collateralized Obligations. . . . . . . . . . . . . . . . . .   7
     Municipal Securities. . . . . . . . . . . . . . . . . . . . .   7
     Risks Relating to Municipal Securities  . . . . . . . . . . .   9
     Taxable Securities. . . . . . . . . . . . . . . . . . . . . .  10
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . .  10
     Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
     When Issued and Delayed Delivery Transactions . . . . . . . .  11
     Certificate of Deposit. . . . . . . . . . . . . . . . . . . .  11
     Risk Factors. . . . . . . . . . . . . . . . . . . . . . . . .  12
     Other Policies  . . . . . . . . . . . . . . . . . . . . . . .  12
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . .  12
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . .  12
     Remuneration of Directors . . . . . . . . . . . . . . . . . .  14
POLICY ON PERSONAL INVESTING . . . . . . . . . . . . . . . . . . .  15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES  . . . . . . .  15
     Control and Management of SM&R. . . . . . . . . . . . . . . .  16
     Investment Advisory Agreement . . . . . . . . . . . . . . . .  16
     Administrative Service Agreement. . . . . . . . . . . . . . .  17
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION  . . . . . . . . .  18

CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . . . .  19
PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED . . .  20
     Determination of Net Asset Value. . . . . . . . . . . . . . .  20
     Offering Price  . . . . . . . . . . . . . . . . . . . . . . .  21
     Reduced Sales Charge. . . . . . . . . . . . . . . . . . . . .  22
SPECIAL PURCHASE PLANS . . . . . . . . . . . . . . . . . . . . . .  23
     Letter of Intent. . . . . . . . . . . . . . . . . . . . . . .  23
     Systematic Investment and Pre-Authorized Check Plans  . . . .  24
     Group Systematic and Investment Plans . . . . . . . . . . . .  24
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . .  24
REDEMPTION . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . .  26
THE UNDERWRITER. . . . . . . . . . . . . . . . . . . . . . . . . .  27
CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
AUDITORS AND FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . .  27
TRANSFER AGENT AND DIVIDEND PAYING AGENT . . . . . . . . . . . . .  27
OTHER PERFORMANCE QUOTATIONS . . . . . . . . . . . . . . . . . . .  28
COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
FINANCIAL STATEMENTS OF THE FUND


THE FUND

      SM&R Capital Funds, Inc. (the "Fund") is a diversified, open-end management investment company incorporated under the laws of Maryland on November 6, 1991.

      The Fund consists of three (3) separate series: the American National Government Income Fund Series (the "Government Income Series"), the American National Primary Fund Series (the "Primary Series") and the American National Tax Free Series (the "Tax Free Series"). Each Series is, for investment purposes, in effect a separate investment fund, and a separate class of capital stock is issued for each. In other respects, the Fund is treated as one entity. Each share of capital stock issued with respect to a Series represents a pro-rata interest in the assets of that Series and has no interest in the assets of any other Series. Each Series bears its own liabilities and also its proportionate shares of the general liabilities of the Fund.

      The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly called a "mutual fund". This registration does not imply any supervision by the Securities and Exchange Commission (the "Commission") over the Fund's management or its investment policies or practices.

INVESTMENT OBJECTIVES AND POLICIES

      As  noted  in  the  Prospectus (See "INVESTMENT  OBJECTIVES  AND
POLICIES" on page 10 of the Prospectus), each Series has its own investment objective and follows policies and techniques designed to achieve those objectives. In addition, the following restrictions have been adopted as fundamental policies for all Series of the Fund, which means that they may not be changed without the approval of shareholders. Exceptions may become applicable as new series are added to the Fund.

The Fund does not:

     1.   Issue senior securities.

     2.   Make short sales of securities.

     3.   Purchase   securities   on  margin  (but it may obtain  such
          short-term credits as may be necessary for the clearance of purchases and sales of securities).

     4. Acquire, lease or hold real estate except such as may be necessary or advisable for the maintenance of its offices.

     5. Write or purchase from others, put and call options, or any combination thereof.

      6. Purchase or sell commodities or commodity contracts including futures contracts.

      7. Invest in companies for the purpose of exercising control or management.

      8.  Invest  in  oil,  gas  or  other   mineral   exploration  or
          development programs. However, any Series may invest in securities which are secured by real estate or real estate mortgages; securities of issuers which invest or deal in real estate mortgages and securities of issuers which invest in or sponsor oil, gas, or other mineral exploration, provided such securities meet the criterion set forth under "INVESTMENT OBJECTIVES AND POLICIES" in the Prospectus.

      9. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed
          an   underwriter  under  the  federal  securities  laws   in
          connection with the disposition of portfolio securities.

      10. Borrow money, except for such action by any Series for temporary or emergency purposes in an amount not to exceed 10% of such Series' net assets.

      11. Lend any funds or other assets of any Series, except that the Government Income Series may from time to time lend the securities it holds to qualified broker-dealers or other institutional investors. Such loans shall not exceed ten percent (10%) of the Government Income Series' net assets at the time of the most recent loan and shall be made pursuant to written agreements and shall be continuously secured by collateral in the form of cash, U.S. Government securities, or irrevocable standby letters of credit in an amount equal to at least 102% of the market value at all times of the loaned securities plus the accrued interest and dividends.
          During the time securities are on loan, the Government Income Series will continue to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Government Income Series will not have the right to vote securities on loan, but would terminate the loan and retain the right to vote if that were considered important with respect to the investment.

      12. Pledge or mortgage any of the assets of any Series, except for such action by any Series for temporary or emergency purposes in an amount not to exceed 10% of such Series' net assets.

      13. Invest more than 5% of the value of the net assets of a Series, at time of purchase in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its instrumentalities.

      14. Purchase any security (other than United States Government obligations) if, as a result, the Fund would hold more than (a) 10% of the total value of any class of outstanding securities of an issuer or (b) 10% of the outstanding voting securities of an issuer.

      15. Concentrate more than 25% of the net assets of a Series in any one industry or group of industries; provided however, there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries.

      16. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

      17. Will  not  purchase  or  retain  securities of any issuer if any  officer  or
          director  of  the  Fund  or of its  investment manager  own individually more than one-half of one percent (1/2 of 1%) of the securities of that issuer, and collectively the officers and directors of the Fund and investment manager together own more than 5% of the securities of that issuer.

      18. Purchase  securities  of  other  investment companies except
          pursuant   to   a   plan   of    merger,   consolidation  or
          acquisition of assets approved by the Fund's shareholders.

      19. Invest no more than 15% of its net assets in restricted securities for which there are no readily available market quotations, or foreign securities which are not listed on foreign or domestic exchanges, including securities restricted as to disposition under the Federal Securities Laws and repurchase agreements maturing more than seven days from the date of acquisition.

      20. Invest in foreign securities.

      21. Purchase warrants.

      If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the value or cost of a Series' assets will not be considered a violation of the restriction except as provided in 17. above.

      In order to change any of the foregoing restrictions, approval must be obtained by stockholders of each Series that would be affected. Such approval requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities.

LENDING OF PORTFOLIO SECURITIES - Consistent with applicable regulatory requirements, the Government Income Series may lend its portfolio securities to broker-dealers and other financial institutions, to a maximum of 10% of the value of the net assets of such Series at the time of the most recent loan where such loans are callable at any time and are continuously secured by cash collateral, which collateral is equal at all times to at least 102% of the market value of the securities loaned, including accrued interest. The market value of the securities loaned shall be monitored daily. Such cash collateral shall be invested in sufficiently liquid securities to provide for repayment to the borrower upon demand. Such investments shall be segregated from other short-term securities of the Government Income Series. The Government Income Series will receive amounts equal to earned income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term instruments.

      The Government Income Series will be the beneficial owner of the loaned securities in that any gain or loss in the market price during the loan inures to the Government Income Series and its shareholders. Thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. In determining whether to lend its portfolio securities to a broker-dealer or other financial institution, the Government Income Series will take into account the creditworthiness of such borrower and will monitor such creditworthiness on an ongoing basis inasmuch as default by the other party may cause delays or other collection difficulties. The Government Income Series may pay placing brokers' fees in connection with loans of its portfolio securities.

      The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the Government Income Series would be unsecured creditors with respect to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

      The Government Income Series will not lend securities to broker-dealers affiliated with SM&R. This restriction will not affect the ability of either Series to maximize its securities lending opportunities.

U.S. Treasury Securities - Any Series may invest in U.S. Treasury securities, including bills, notes and bonds issued by the U.S.
Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - Any Series may invest in direct or implied obligations of the U.S. Government, its agencies or instrumentalities established or sponsored by the U.S. Government ("U. S. Government Obligations"). These U. S. Government Obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, the Resolution Trust Corporation, the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. Investments in
Freddie Mac, and Fannie Mae and other obligations may include collateralized mortgage obligations and real estate mortgage investment conduits issued or guaranteed by such entities. In the case of U. S. Government Obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments.

MORTGAGE-BACKED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT INSTRUMENTALITIES - The Government Income Series may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as GNMA, FNMA or FHLMC and representing undivided ownership interests in pools of mortgages. The mortgages backing these securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjusted rate mortgages. The U.S. Government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Government Income Series' shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments on the underlying mortgage obligations. The remaining maturity of a mortgage-backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by SM&R on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. While the timing of prepayments of graduated payment mortgages differs somewhat from that of conventional mortgages, the prepayment experience of graduated payment mortgages is basically the same as that of the conventional mortgages of the same maturity dates over the life of the pool. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Government Income Series reinvests the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, the Government Income Series' ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which
have   lower  yields  than  the  prepaid  mortgage-backed
securities. Moreover, prepayments of mortgages which underlie securities purchased by the Government Income Series at a premium would result in capital losses.

COLLATERALIZED OBLIGATIONS - The Government Income Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs" issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A collateralized mortgage obligation is a debt security issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities or U.S. Government securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. A variety of types of collateralized obligations are available currently and others may become available in the future.

      The Government Income Series will currently INVEST ONLY IN COLLATERALIZED OBLIGATIONS THAT ARE FULLY COLLATERALIZED. Fully
collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy the U.S. Government agency or instrumentality guaranteeing the obligation.

      Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligations first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding.

MUNICIPAL  SECURITIES  -   The Tax Free Series  intends  under  normal
market conditions to invest at least 80% of its net assets in municipal securities.

      As used in the Prospectus and this Statement of Additional Information, the term "municipal securities" means obligations including municipal bonds and notes and tax exempt commercial paper issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such securities, exempt from federal income tax. To the extent that an investment in municipal securities does not run counter to any of the investment policies of the Tax Free Series or any of the investment restrictions to which the Tax Free Series is subject, the Series may invest in any combination of the various types of municipal securities described below which, in the judgment of SM&R, the adviser, will contribute to the attainment of the Series' investment objective. Such combination of municipal securities may vary from time to time.

     Discussed below are the major attributes of the various municipal and other securities in which the Tax Free Series may invest.

MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

      General Obligation Bonds - Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

      REVENUE BONDS - The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      Industrial Development Bonds are, in most cases, revenue bonds and are issued for or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facilities user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Tax Free Series will purchase Industrial Revenue Development Bonds only to the extent the interest paid is tax-exempt pursuant to the Tax Reform Act of 1986, which limited the types of facilities that may be financed with tax-exempt industrial development and private activity bonds.

MUNICIPAL NOTES generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include:

      Tax Anticipation Notes which are issued to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      Revenue Anticipation Notes which are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

      Bond Anticipation Notes which are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

      Construction Loan Notes which are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

      Tax-Exempt Commercial Paper (Short-Term Discount Notes) which is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

VARIABLE OR FLOATING RATE DEMAND NOTES ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The Tax Free Series will decide which variable or floating rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. Any VRDN must be of high quality as determined by the adviser and subject to review by the Board with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Series may rely only on the high quality character of the short-term aspect of the demand instrument.

DEFEASED BONDS OR ESCROW SECURED BONDS are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade, interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from Moody's and S&P. The Tax Free Series will purchase escrow secured bonds without additional insurance only when the escrow is invested in U.S. government securities backed by the full faith and credit of the U.S. government.

INSURED BONDS are bonds that, in addition to being secured by the issuer's revenues, are also backed by insurance policies written by commercial insurance companies. Issuers of municipal bonds enter into a contractual agreement with an insurance company to pay the bondholder any principal and interest that is due on a stated maturity date which has not been paid by the issuer. Once issued, this default insurance usually extends for the term of the issue and cannot be canceled by the insurance company. The bondholder who has not received payments for principal or interest on the stated due dates for the insured bond must notify the insurance company and surrender any unpaid bonds and coupons for payment of the face amount of the insured principal and interest. The commercial insurance companies represent some of the largest and financially strongest insurance companies in the U.S.

      Although insured municipal bonds sell at yields lower than they would without the insurance, they tend to have yields higher than Aaa/AAA-rated noninsured municipal bonds.

      In addition, other types of municipal securities similar to the above described municipal bonds and municipal notes are, or may become available. For the purpose of the Fund's investment restrictions set forth in this Statement of Additional Information, the identification of the "issuer" of a municipal security which is not a general obligation bond is made by the adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

RISKS RELATING TO MUNICIPAL SECURITIES - There can be no assurance that the Tax Free Series will achieve its investment objective. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Series invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody's and Standard & Poor's represent their opinion as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for such regulation in the future.

      The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

      Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.

TAXABLE SECURITIES - The Government Income Series and Primary Series are expected to invest primarily in securities the income from which (either in the form of dividends or interest) is taxable as ordinary income. While the Tax Free Series may also invest a portion of its net assets (up to 20% under normal market conditions and more as a defensive measure under extraordinary circumstances, as described in the Prospectus) in taxable securities.

      Interest earned on investments in taxable securities may be taxable to shareholders as ordinary income. Investors should be aware that investments in taxable securities by the Tax Free Series are restricted to:

     U.S. Government Securities which consist of obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality.

     Corporate Debt Securities which at the date of the investment are rated A or higher by Moody's and Standard & Poor's.

     Commercial Paper which at the date of the investment is rated P-1 by Moody's or A-1 by S&P or, if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's and Standard & Poor's.

      Bank Obligations which include certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. banks which at the date of the investment have a capital, surplus and undivided profits of $1 billion as of the date of their most recently published financial statements (See Certificate of Deposits below).

REPURCHASE AGREEMENTS - Any Series may enter into "repurchase agreements" with banks or with government securities dealers, recognized by the Federal Reserve Board and which have been approved by the Board of Directors, who agree to repurchase the securities at a predetermined price within a specified time (normally one day to one week). In these transactions, the securities purchased shall have an initial total value in excess of the value of the repurchase agreement.


     The custodian for the Series purchasing such repurchase agreement will hold the securities underlying such repurchase agreement or such securities may be part of the Federal Reserve Book Entry system. If the seller defaults or becomes insolvent, a Series could realize delays, costs or a loss in asserting its rights to, or in liquidating, the collateral in satisfaction of the seller's repurchase agreement. The Series will enter into repurchase agreements only with sellers who are believed to present minimal credit risks and will monitor the value of the collateral during the holding period. Credit risks are evaluated pursuant to guidelines adopted and regularly reviewed by the Fund's Board of Directors which set forth credit worthiness standards for the banks and registered government security dealers with whom the series may enter into such repurchase agreements. Such arrangements permit a Series to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature. No Series will purchase repurchase agreements maturing more than seven
(7) days after such purchase.


RATINGS - If the rating of a security purchased by a Series is subsequently reduced below the minimum rating required for purchase or a security purchased by the Series ceases to be rated, neither event will require the sale of the security. However, the adviser will consider any such event in determining whether the Series should continue to hold the security.

When-Issued and Delayed Delivery Transactions - The Government Income Series and Tax Free Series may also purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the either Series on securities in connection with such transactions prior to the date it actually takes delivery of such securities. These transactions are subject to market fluctuations; the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Government Income Series and Tax Free Series rely on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete the transaction may result in it missing the opportunity of obtaining a price or yield considered to be advantageous. When the Government Income Series or Tax Free Series is the buyer in such transactions,
however,  it  will   maintain,  in  a  segregated  account  with  its
custodian, cash, short-term money market instruments, high quality debt securities or portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Government Income Series or Tax Free Series will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but it may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of the Government Income Series' or Tax Free Series' assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent either Series engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for it's portfolio consistent with the it's
investment  objective  and  policies  and  not  for  the   purpose  of
investment leverage.

CERTIFICATE OF DEPOSIT - A certificate of deposit is generally a short-term, interest-bearing negotiable certificate issued by a
commercial  bank  or  savings  and  loan   association  against  funds
deposited   in   the  issuing  institution.   The interest rate may be
fixed for the stated term or may be periodically adjusted prior to the instrument's stated maturity, based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      Savings and loan associations whose certificates of deposit may be purchased by the Primary Series are subject to regulation and examination by the Office of Thrift Supervision. Such certificates of deposit held by the Primary Series do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

      The Primary Series may not invest in any certificate of deposit or bankers' acceptance of a commercial bank unless: the bank is organized and operating in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; or the bank is a foreign branch of a United States bank or a United States branch of a foreign bank which bank has $1 billion of total assets.

RISK FACTORS - Obligations of foreign branches of United States banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of United States banks and United States branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Such obligations are not traded on any national securities exchange. While the Primary Series does not presently invest in obligations of foreign branches of United States banks, it may do so in the future. Investments in such obligations will not be made in excess of 10% of the Primary Series' total assets and will be made only when SM&R believes the risks described above are minimal.

OTHER POLICIES - There are no restrictions or limitations on investments in U. S. Government Obligations. In the case of all Series, the underlying assets may be retained in cash, including cash equivalents which are Treasury bills, commercial paper and short-term bank obligations such as certificates of deposit and bankers' acceptances. However, it is intended that only as much of the underlying assets of each Series be retained in cash as is deemed desirable or expedient under then-existing market conditions.


PORTFOLIO TURNOVER


      Portfolio turnover (as referred to in the Prospectus) is calculated by dividing the lesser of annual purchases or sales of portfolio securities by the monthly average of the value of each Series' portfolio securities, excluding securities whose maturities at the time of purchase are one (1) year or less. It is intended that portfolio changes in the Government Income Series and Tax Free Series be made as infrequently as possible, consistent with market and economic factors generally, and special considerations affecting any particular security such as the limitation of loss or realization of price appreciation at a time believed to be opportune. (See "ADDITIONAL INVESTMENT POLICIES AND TECHNIQUES" in the Prospectus.)

MANAGEMENT OF THE FUND

                  DIRECTORS AND OFFICERS OF THE FUND

      The Board of Directors has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The directors, in turn, elect the officers of the Fund who are responsible for administering day-to-day operations of the Fund. The affiliations of the officers and directors and their principal occupations for the past five years are listed below. Directors who are deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 ("1940 Act"), are indicated by an asterisk(*).

SAMUEL K. FINEGAN - DIRECTOR(2)
(5228 AVE. U, GALVESTON, TEXAS 77551) Assistant District Attorney, Galveston County, Galveston, Texas; Accounting Manager, Browning Ferris Industries (Waste Disposal), Houston, Texas, May, 1988 to May, 1989; Internal Auditor, Stewart Title Guaranty Company (Title Insurance), Houston, Texas, July, 1985 to May, 1988.

BRENT ELLIS MASEL, M.D. - DIRECTOR(1)(2)
(1528 POSTOFFICE, GALVESTON, TEXAS 77553) Doctor of Neurology; Clinical Assistant Professor in Neurology, University of Texas Medical Branch, 1978 to present; Staff Physician, St. Mary's Hospital, Galveston, Texas, 1979 to present; Staff Physician, Mainland Center Hospital, 1978 to present; Clinical Assistant Professor in Family Medicine, Galveston, Texas, 1979 to present; Director, American National Investment Accounts, Inc. (an affiliated mutual fund), One Moody Plaza, Galveston, Texas, 1990 to present; President and
Executive Administrator, Transitional Learning Center, Galveston, Texas, July 1992 to Present.

ALLAN W. MATTHEWS - DIRECTOR*(1)
(7114 YOUPON, GALVESTON, TEXAS 77551) Program Officer, The Moody Foundation (a charitable foundation), April, 1991 to present; Management Trainee, National Western Life Insurance Company, Austin, Texas, October, 1988 to April, 1991; Program Coordinator, South Shore Fitness Center, Gal-Tex Hotel Corporation (Hotel Management Company), March, 1988 to October, 1988.

LEA McLEOD MATTHEWS - DIRECTOR*
(850 E. ANDERSON LANE, AUSTIN, TEXAS 78752-1602) Publications Editor, National Western Life Insurance Co., 1990 to present; Director of American National Investment Accounts, Inc., (an affiliated mutual fund) 1994 to present; Public Relations, Moody Gardens, Galveston, Texas, 1988 to 1990; Director of Garden State Life Insurance Company, 1993 to present.

MICHAEL W. McCROSKEY - DIRECTOR AND PRESIDENT*(1)

(ONE MOODY PLAZA, GALVESTON, TEXAS 77550) President, Chief Executive Officer and member of the Executive Committee of SM&R, June 1994 to present; President and Director of the Fund, June 1994 to present; President and Director of the American National Growth Fund, Inc.,
American National Income Fund, Inc., and Triflex Fund, Inc. (hereinafter referred to as the "American National Funds Group"), June 1994 to present; President and Director of the American National Investment Accounts, Inc., June 1994 to present; Executive Vice
President, American National, 1971 to present; Vice President of Standard Life and Accident Insurance Company, 1988 to present; Assistant

Secretary of American National Life Insurance Company of Texas, 1986 to present, life, health and accident insurance companies in the American National Family of Companies; Vice President, Garden State Life Insurance Company, 1994 to present; Director, ANREM
Corporation, 1977 to present; President and Director of ANTAC Corporation, 1994 to present.


SHANNON L. MOODY - DIRECTOR*
(1501  WOOLRIDGE,  AUSTIN,  TEXAS  78703)   Assistant  Special  Events
Director, Galveston Historical Foundation, March, 1989 to April, 1991.

ANDREW J. MYTELKA - DIRECTOR*
(7746 BEAUDELAIRE, GALVESTON, TEXAS 77551) Attorney, Greer, Herz & Adams, L.L.P, Galveston, Texas, 1986 to present.

EDWIN K. NOLAN - DIRECTOR(2)
(#7 MT. LOOKOUT DRIVE, CANYON LAKE, TEXAS 78133) Attorney, Law Offices, EDWIN K. NOLAN, P. C., Canyon Lake, Texas, 1977 to present; Director, Deer Meadows, Inc. (Real Estate Development), Canyon Lake, Texas, 1982 to 1990; Director, Summit Resort Development, Inc. (Real Estate Development), Canyon Lake, Texas, 1982 to 1990; Director, Rocky Creek Ranch, Inc. (Real Estate Development), Canyon Lake, Texas, 1989 to 1990; Director/Owner, Canyon Lake Aviation, Inc. (Aviation Service), Canyon Lake, Texas, 1986 to present; Director/Owner, Canyon Lake Airport, Inc. (Airport), Canyon Lake, Texas, 1985 to present.

LOUIS E. PAULS, JR. - DIRECTOR
(1413  TREMONT,  SUITE 200, GALVESTON, TEXAS  77550)  Owner  of  Louis
Pauls & Co., a sole proprietorship, 1959 to present; Director, National Western Life Insurance Co., Austin, Texas, 1971 to present;
Director  Seal  Fleet,  Galveston, Texas, 1970  to  present;  Director
American National Investment Accounts, Inc. (an affiliated mutual fund), 1994 to present.

EMERSON V. UNGER, C.L.U. - VICE PRESIDENT
ONE MOODY PLAZA, GALVESTON, TEXAS Vice President SM&R, American National Growth Fund, Inc., American National Income Fund, Inc.,
American National Investment Accounts, Inc. and Triflex Fund, Inc., mutual funds.

BRENDA T. KOELEMAY - VICE PRESIDENT AND TREASURER
ONE MOODY PLAZA, GALVESTON, TEXAS Vice President and Treasurer SM&R, American National Growth Fund, Inc., American National Income Fund, Inc., American National Investment Accounts, Inc. and Triflex Fund, Inc., mutual funds; Senior Manager, KPMG Peat Marwick, July 1980 to April, 1992.

TERESA E. AXELSON - VICE PRESIDENT AND SECRETARY
ONE MOODY PLAZA, GALVESTON, TEXAS Vice President and Secretary of SM&R, American National Investment Accounts, Inc., American National Growth Fund, Inc., American National Income Fund, Inc., and Triflex Fund, Inc., mutual funds.

VERA M. YOUNG - VICE PRESIDENT AND PORTFOLIO MANAGER
One Moody Plaza, Galveston, Texas Vice President and Portfolio Manager of the Primary Series and member of the Fixed Income
Investment Committee of SM&R; Portfolio Manager of Money Market Portfolio of the American National Investment Accounts, Inc., mutual funds; Assistant Vice President, Securities, American National.

TERRY E. FRANK - VICE PRESIDENT AND PORTFOLIO MANAGER
ONE MOODY PLAZA, GALVESTON, TEXAS Vice President and Portfolio Manager of the Government Income Series and the Tax Free Series and a member of the Fixed Income Investment Committee of SM&R; Former research analyst, Equitable Investment Services, Des Moines, Iowa; Former securities analyst, Gibraltar Savings Association, Houston, Texas; Former Senior Money Market Trader, American Capital Asset Management, Houston, Texas.

* "Interested persons" as defined by the Investment Company Act of 1940.

(1)  Member of the Fund's nominating committee.

(2)  Member of the Fund's audit committee.

      Officers and directors of the Fund affiliated with SM&R may receive indirect compensation from the Fund to the extent of underwriting commissions and investment advisory and service fees paid to SM&R.

      During the year ended August 31, 1995, the Fund paid or accrued approximately $34,000 to such directors for fees and expenses in attending meetings of the Board of Directors.


REMUNERATION OF DIRECTORS

      Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee meeting attended. Each director receives a fee, allocated among the Series, which consists of an annual retainer component and a meeting fee component.

      Set forth below is information regarding compensation paid or accrued during the fiscal year ended August 31, 1995 for each director of the Fund.

                            AGGREGATE      TOTAL COMPENSATION
  DIRECTOR                 COMPENSATION     FROM ALL AMERICAN
                            FROM FUND        NATIONAL FUNDS
-------------------------------------------------------------
Samuel K. Finegan            $3,500             $3,500
Brent E. Masel, M.D.         $3,500             $7,000
Allan W. Matthews            $3,500             $3,500
Lea McLeod Matthews          $3,500             $6,500
Michael W. McCroskey          $0                 $0
Shannon L. Moody             $3,500             $3,500
Andrew J. Mytelka            $3,000             $3,500
Edwin K. Nolan               $3,500             $3,500
Louis E. Pauls, Jr.          $3,000             $6,500

POLICY REGARDING PERSONAL INVESTING

      The following policies have been made a part of the Fund's Code of Ethics.

PERSONAL INVESTING BY PORTFOLIO MANAGERS

      A portfolio manager must use extreme care to avoid even the appearance of a conflict of interest in trading in any personal account (or an account in which he has a beneficial interest).
Accordingly, a portfolio manager may not trade in (or otherwise acquire) any security for his personal account if that same security is held in, or is being considered as a potential acquisition by, any of the Funds. Any beneficial interest in a security held by a portfolio manager must be sold at least 24 hours prior to any investment by the Funds. The following exceptions apply:

1. Any beneficial interest in a security owned at the time of employment may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security. Dividends in that security may be re-invested in accordance with a formal plan offered by the issuer.

2. Any beneficial interest in a security acquired by devise or bequeath may be held or traded at any time other than within 24 hours of a trade in the Funds for the same or related security.

3. Any beneficial interest in a security issued by the Government or any Agency of the United States, a State, or any political subdivision thereof may be traded or held.

4. Any beneficial interest in a security for which a written approval is first obtained from the President & CEO may be traded or held.

PERSONAL INVESTING BY OTHER SM&R OFFICERS AND EMPLOYEES:

      Officers and employees of the Company other than portfolio managers may trade in (or otherwise acquire) or hold any security for his own account (or an account in which he has beneficial interest). However, the trade must not occur within 24 hours of a trade in the Funds for the same or related security.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of November 30, 1995, the officers and directors of the Fund as a group owned 0.1% of the outstanding shares of the Fund. As of November 30, 1995, American National and SM&R owned 50.6% and 12.63% of the outstanding shares of the Fund, respectively. See the "Control and Management of SM&R" below.


CONTROL AND MANAGEMENT OF SM&R

      SM&R has been the investment adviser, manager and underwriter of the Fund since the Fund began business in 1992. SM&R acts pursuant to a written agreement periodically approved by the directors or shareholders of the Fund. SM&R is also the investment adviser and underwriter of the American National Funds Group and the American National Investment Accounts, Inc. SM&R's address is that of the Fund.

      SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"), a Texas life insurance company with its principal offices in Galveston, Texas. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. The trustees of the Moody Foundation are Robert L. Moody ("RLM"), Chairman of the Board of Directors of American National, Frances Moody Newman and Ross R. Moody.

      The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. RLM is Chairman of the Board and President, Chief Executive Officer of the Bank, President and Director of Moody Bancshares, Inc. ("Bancshares"), the sole shareholder of Moody Bank Holding Company, Inc. ("MBHC"), and President and Director of MBHC, the Bank's controlling stockholder. The Three R Trusts, trusts established by RLM for the benefit of his children, owns 100% of Bancshares' Class B stock (which elects a majority of Bancshares' and MBHC's directors) and 47.5% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., who is also a director of American National and a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the Fund, the other American National Funds, the American National Investment Accounts, Inc. and SM&R.

     Michael W. McCroskey, President and Director of the Fund, is also President, Chief Executive Officer, Director and a member of the Executive Committee of SM&R, and President and Director of the American National Funds Group and the American National Investment Accounts, Inc.; Emerson V. Unger, Vice President of the Fund, is also Vice President of SM&R and Vice President of the American National Funds Group and the American National Investment Accounts, Inc.; Teresa E. Axelson, Vice President, Secretary of the Fund, is also Vice President and Secretary of SM&R, the American National Investment
Accounts,  Inc.,  and  the American National Funds  Group;  Brenda  T.
Koelemay,  Vice  President and Treasurer of the  Fund,  is  also  Vice
President and Treasurer of SM&R, the American National Investment Accounts, Inc. and the American National Funds Group; Vera M. Young, Vice President and Portfolio Manager of the Primary Series is also Vice President and Portfolio Manager of the Money Market Portfolio of the American National Investment Accounts, Inc., and a member of the Fixed Income Investment Committee of SM&R and is affiliated with American National as Assistant Vice President, Securities Investment; and Terry E. Frank is Vice President and Portfolio Manager of the Government Income Series and Tax Free Series and a member of the Fixed Income Investment Committee.

INVESTMENT ADVISORY AGREEMENT

      Under Investment Advisory Agreements (the "Advisory Agreement") between the Fund and SM&R dated February 19, 1992, and July 1, 1993 for the Tax Free Series SM&R acts as investment adviser for and provides certain investment-related administrative services to the Fund.

       As investment adviser, SM&R manages the investment and reinvestment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. SM&R provides and evaluates economic, statistical and financial information to formulate and implement Fund investment programs. All investments are reviewed quarterly by the Fund's Board of Directors to determine whether or not such investments are within the policies, objectives and restrictions of the Fund.

                       INVESTMENT ADVISORY FEE

      Under its Advisory Agreements with the Fund, SM&R receives the following investment advisory fees:

GOVERNMENT INCOME SERIES AND TAX FREE SERIES - A monthly investment advisory fee computed by applying to the average daily net asset value of the Government Income Series each month one-twelfth (1/12th) of the annual rate as follows:


ON THE PORTION OF EACH SERIES'                    INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
                                                  ANNUAL RATE
Not exceeding $100,000,000                         .50 of 1%
Exceeding $100,000,000 but not exceeding           .45 of 1%
$300,000,000
Exceeding $300,000,000                             .40 of 1%

PRIMARY SERIES - An investment advisory fee, computed and paid monthly, at the annual rate of 0.50 of 1% of the Primary Series' average daily net asset value.

      For the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, SM&R received investment advisory fees from the Fund of $216,492, $211,039, $92,863 and $28,392, respectively.


ADMINISTRATIVE SERVICE AGREEMENT

      Under an Administrative Service Agreement between the Fund and SM&R dated July 1, 1993, SM&R acts as transfer agent and provides all management, operational and executive services to the Fund. SM&R pays the salaries of all officers and employees administering the Fund's affairs and maintains office facilities, furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping, transfer agency services, dividend disbursements and certain other services required by the Fund. The Fund has agreed to pay other expenses incurred in the operation of the Fund, such as interest, taxes, commissions and other expenses incidental to portfolio transactions, Securities and Exchange Commission fees, fees of the Custodian (See "The Custodian" herein), auditing and legal expenses, fees and expenses of qualifying Fund shares for sale and maintaining such qualifications under the various state securities laws where Fund shares are offered for sale, fees and expenses of directors not affiliated with SM&R, costs of maintaining corporate existence, costs of printing and mailing prospectuses and shareholder reports to existing shareholders and expenses of shareholders' meetings.

                      ADMINISTRATIVE SERVICE FEE

      Under an Administrative Service Agreement with the Fund, SM&R receives a management and administrative service fee from each Series which is computed by applying to the aggregate average daily net asset value of each Series of the Fund each month one-twelfth (1/12th) of the annual rate as follows:

                                                         ADMINISTRATIVE
ON THE PORTION OF EACH SERIES'                            SERVICE FEE
AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
Not exceeding $100,000,000                                 .25 of 1%
Exceeding $100,000,000 but not exceeding $200,000,000      .25 of 15

Exceeding $200,000,000 but not exceeding $300,000,000     .15 of 1%
Exceeding $300,000,000                                    .10 of 1%

      Under its Administrative Service Agreement with the Fund, SM&R has agreed to pay (or to reimburse each Series for) each Series' expenses (including the advisory fee and administrative service fee, if any, paid to SM&R, but exclusive of interest, taxes, commissions and other expenses incidental to portfolio transactions) in excess of 1.25% per year of such Series' average daily net assets.

FEE WAIVERS

      In order to improve the yield and total return of any Series of the Fund, SM&R may, from time to time, voluntarily waive or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of any Series of the Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. Effective September 1, 1995, SM&R has voluntarily agreed to waive advisory and administrative service fees and/or reimburse expenses incurred by the Fund's Series to the extent that total expenses exceed average daily net assets as follows:
Primary Series - 0.80% through August 31,1996; the Government Income Series -1.00% through February 29, 1996 and the Tax Free Series - 100% through February 29, 1996.

    During the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, SM&R reimbursed the Fund $226,597, $62,394, $50,579 and $18,065, respectively for expenses in excess of the expense limitation and/or any undertaking then in existence.



      The administrative service fee is payable to SM&R whether or not the actual expenses to SM&R for providing administrative services is more or less than the amount of such fee. For the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, SM&R received administrative service fees from the Fund of $108,246, $105,530, $71,464 and $23,139, respectively.


PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     SM&R, which supervises the Fund's investments, is responsible for effecting portfolio transactions through eligible securities brokers and dealers, subject to the general supervision of the Fund's Board of Directors. Investment decisions are made by an Investment Committee of SM&R, and orders are placed by persons supervised by that committee.

      There is no arrangement or intention to place orders with any specific broker or group of brokers. The paramount factors considered by SM&R in placing orders are efficiency in the execution of orders and obtaining the most favorable prices for the Fund in both purchases and sales of portfolio securities. In seeking the best prices and executions, purchases and sales of securities which are not listed or traded on a securities exchange are generally executed with a principal market maker acting as principal. SM&R continuously evaluates the brokerage fees paid by each Series to any affiliated person by comparing such fees to those paid by other investment companies for similar transactions as reported in various industry surveys.

      Whenever the primary consideration of best price and best execution is met to the satisfaction of SM&R, the brokers and dealers selected will include those who provide supplementary statistical and research services. Such research services include advice as to the advisability of investing in, purchasing or selling securities, as well as analyses and reports concerning securities, economic factors and trends. While SM&R is able to fulfill its obligation to the Fund without such information, its expenses might be materially increased if it had to obtain and assemble such information through its staff. However, the value of such information is not determinable. SM&R also uses such information when rendering investment advisory services to the American National Funds Group, the American National Investment Accounts, Inc. and to American National and its other accounts. SM&R will authorize each Series of the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if it determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer. Generally, the Series pay higher than the lowest commission rates available. During the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992, the Fund paid no brokerage fees for transactions in Portfolio securities. The Portfolio turnover rate for this same period for the Government Income Series was 2.20%, 45.48%, 18.14% and 49.70%, respectively. The Tax Free turnover rate was 12.63% and 16.49% for the year ended August 31, 1995 and the period ended August 31, 1994. The Primary Series experienced no portfolio turnover as the majority of securities owned during the period had maturities of one year or less at the time of acquisition. No brokerage commissions have been paid during the period to any broker which is an affiliated person of the Fund, which is an affiliated person of a broker which is an affiliated person of the Fund or an affiliated person of which is an affiliated person of the Fund or SM&R.


      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, and subject to seeking the best price and execution, the Fund may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

     If purchases or sales of securities of the Series and one or more other investment companies or clients managed by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Series and such other investment companies and clients and the amount of securities to be purchased or sold.

     The Fund's Board of Directors has determined that such ability to effect simultaneous transactions may be in the best interests of each Series. It is recognized that in some cases these practices could have a detrimental effect upon the price and volume of securities being bought and sold by each Series, while in other cases these practices could produce better executions.

CAPITAL STOCK

      The Fund's authorized capital stock consists of Two Hundred Million (200,000,000) shares of common stock with a par value of $0.01 per share, issuable in separate series. Currently three such series have been established - the Government Income Series, the Primary Series and the Tax Free Series. All shares are equal with respect to distributions from income and capital gains. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share is entitled to an equal portion of all the Fund's assets after all debts and expenses have been paid.

      Each share is entitled to one vote, and the Fund's shares have non-cumulative voting rights with respect to election of directors. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose, and in such event, holders of the remaining shares will not be able to elect any directors.

      Prior to the Fund's offering of any shares to investors, SM&R provided the Fund with initial capital by purchasing 100,000 shares of the Primary Series at a purchase price of $1.00 per share and 10,000 shares of the Government Income Series at a purchase price of $10.00 per share. In addition, SM&R purchased an additional 190,000 shares of the Government Income Series at a purchase price of $10.00 per share, and American National purchased 400,000 shares of the Government Income Series at a price of $10.00 per share. Such additional shares of the Government Income Series were acquired by SM&R and American National in connection with the formation of the Fund, were acquired for investment and can be disposed of only by redemption.

      The Tax Free Series initial capital was provided by SM&R through the purchase of 10,000 shares at a price of $10.00 per share. In addition, SM&R purchased an additional 90,000 shares and American National purchased 500,000 shares at a price of $10.00 per share. These additional shares were acquired by SM&R and American National in connection with the formation of the Series for investment and can only be disposed of by redemption.

      Both SM&R's and American National's shares will be redeemed only when permitted by the Investment Company Act of 1940 and when the other assets of the Series are large enough that such redemption will not have a material adverse effect upon investment performance.


PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

      Certificates representing shares purchased are not ordinarily issued in an effort to minimize the risk of loss or theft. Most investors do not choose to receive certificates for their shares as this eliminates the problem of safekeeping and facilitates redemptions and transfers. However, a confirmation will be sent to the investor promptly after each share purchase. The investor will have the same ownership rights with respect to shares purchased as if certificates had been issued. Investors may receive a certificate representing shares by making written request to SM&R. If a certificate is requested, it will normally be forwarded to the investor within 14 days after receipt of the request. SM&R reserves the right to charge a small administrative fee for issuance of any certificates. Certificates will not be issued for fractional shares (although fractional shares remain in your account on the books of each Series of the Fund).

      All purchases must be in (or payable in) United States dollars. All checks must be drawn in United States dollars on a United States bank. Investors will be subject to a service charge on dishonored checks. The Fund reserves the right to reject any order for the purchase of its shares when in the judgment of management such rejection is in the best interests of the Fund.

DETERMINATION OF NET ASSET VALUE

             GOVERNMENT INCOME SERIES AND TAX FREE SERIES

      The net asset value per share of the Government Income and Tax Free Series' shares is determined by adding the market value of its portfolio securities and other assets, subtracting liabilities, and dividing the result by the number of the Fund shares outstanding. Expenses and fees of such Series, including the advisory fee and the expense limitation reimbursement, if any, are accrued daily and taken into account in determining net asset value. The portfolio securities of the Fund are valued as of the close of trading on each day when the New York Stock Exchange is open for trading other than customary national business holidays and SM&R's business holidays described below. Securities listed on national securities exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board of Directors of the Fund on a consistent basis.
                            PRIMARY SERIES

     The net asset value per share of the Primary Series is determined by adding the market value of its portfolio securities and other assets, subtracting liabilities, and dividing the result by the number of such Series' shares outstanding. Expenses of the Primary Series, if any, are accrued daily and taken into account in determining the net asset value. The portfolio securities of the Primary Series are valued as of 3:00 p.m. Central Time on each business day and on any other day in which there is a sufficient degree of trading in such Series' investment securities that the current net asset value of such Series shares might be materially affected by changes in the value of its portfolio of investment securities, other than customary national business holidays and SM&R's business holidays described below. Securities listed on national exchanges are valued at the last sales price on such day, or if there is no sale, then at the closing bid price therefor on such day on such exchange. The value of unlisted securities is determined on the basis of the latest bid prices therefor on such day. Securities in corporate short-term notes are valued at cost plus amortized discount, which approximates market value. If no quotations are available for a security or other property, it is valued at fair value as determined in good faith by the Board of Directors of the Fund on a consistent basis.

Securities subject to floating or variable interest rates with demand features in compliance with applicable Rules of the Securities and Exchange Commission may have stated maturities in excess of one year.

OFFERING PRICE

             GOVERNMENT INCOME SERIES AND TAX FREE SERIES

      Full and fractional shares of the Government Income Series and Tax Free Series are purchased at the offering price, which is the net asset value next determined after receipt of a purchase plus the sales charge. The sales charge is a percentage of the net asset value per share and will vary as shown below. Purchases received by SM&R at its office in Galveston, Texas prior to 3:00 p.m., Central Time, will be executed at the applicable offering price determined on that day. Purchases received thereafter will be executed at the offering price determined on the next business day.

      The offering price of the Government Income Series and Tax Free Series is the net asset value per share plus a sales charge computed at the rates set forth in the following table:

                       (1)         (2)          (3)
                      SALES       SALES     DISCOUNT TO
                    CHARGE AS   CHARGE AS     SELECTED
AMOUNT OF               A           A       DEALERS AS A
INVESTMENT         PERCENTAGE  PERCENTAGE  PERCENTAGE OF
                       OF        OF NET       OFFERING
                    OFFERING     AMOUNT        PRICE
                      PRICE     INVESTED
Less than $100,000    4.5%        4.7%          4.0%
$100,000 but less     3.5%        3.6%          3.0%
than $250,000
$250,000 but less     2.5%        2.6%          2.0%
than $500,000
$500,000 but less     1.5%        1.5%          1.0%
than $1,000,000
$1,000,000 but less   1.0%        1.0%          0.8%
than $1,500,000
$1,500,000 and        0.5%        0.5%          0.3%*
over

*Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.

      The following illustrates the calculation of the net asset value and offering price per share at August 31, 1995 for the Government Income Series and the Tax Free Series.

GOVERNMENT INCOME SERIES

     Net Assets  ($20,465,741)
     ------------------------ = Net Asset Value Per Share ($10.51)
     Shares outstanding (1,946,741)

       $ 10.51
     ------------- = Public Offering Price Per Share ($11.01)
         .955

TAX FREE SERIES

     Net Assets  ($8,399,116)
     ------------------------ = Net Asset Value Per Share ($9.95)
     Shares outstanding (844,414)

       $ 9.95
     ------------- = Public Offering Price Per Share ($10.42)
         .955

REDUCED SALES CHARGE

     The reduced sales charge rates set forth in the table above apply to purchases of shares of the Government Income Series and the Tax Free Series, either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

          (1)   Any individual;
          (2)   Any  individual,  his or her  spouse,  and  trusts  or
                custodial agreements for their minor children;
          (3)   A  trustee  or fiduciary of a single trust  estate  or
                single fiduciary account.

      Purchases in the Government Income Series will also receive a reduction in sales charge pursuant to the rates set forth in the table above for purchases either singly or in combination with purchases of shares of the American National Funds Group at the respective sales charges applicable to each, made at one time by:

          (1) Tax-exempt organizations specified in Sections 501(c)(3) or (13) of the Internal Revenue Code, or employees' trusts, pension, profit-sharing, or other employee benefit plans qualified under Section 401 of the Internal Revenue Code; and
          (2) Employees or employers on behalf of employees under any employee benefit plan not qualified under Section 401 of the Internal Revenue Code.

     Furthermore, purchases by any "company" or employee benefit plans not qualified under Section 401 of the Internal Revenue Code will qualify for the above quantity discounts only if the Fund will realize economies of scale in sales effort and sales related expenses as a result of the employer's or the plan's bearing the expense of any payroll deduction plan, making the Fund's prospectus available to individual investors or employees, forwarding investments by such employees to the Fund, and the like.

      The rates set forth above are applicable to single, lump sum purchases made under the provisions of the preceding paragraphs 1, 2 and 3 and to qualified investments under a "Letter of Intent" or under the "Accumulation Privilege" as described below.

MEMBERS OF ASSOCIATIONS

      The following breakpoints apply to purchases made at one time by
members   of  non-profit  business,  trade,  professional  or  similar associations with an active membership of at least 1,000 persons:


                         (1)           (2)           (3)
                    SALES CHARGE      SALES      DISCOUNT TO
                        AS A       CHARGE AS A     SELECTED
AMOUNT OF           PERCENTAGE OF   PERCENTAGE   DEALERS AS A
INVESTMENT            OFFERING        OF NET    PERCENTAGE OF
                        PRICE         AMOUNT       OFFERING
                                     INVESTED       PRICE
Less than               3.5%           3.6%          3.0%
$250,000
$250,000 but less       2.5%           2.6%          2.0%
than $500,000
$500,000 but less       1.5%           1.5%          1.0%
than $1,000,000
$1,000,000 but less     1.0%           1.0%          0.8%
than $1,500,000
$1,500,000 and          0.5%           0.5%          0.3%*
over

*Such discount may result in such dealers being deemed to be underwriters for purposes of the Securities Act of 1933.


SPECIAL PURCHASE PLANS

LETTER  OF  INTENT - Shareholders  may  qualify for  a  reduced  sales charge on the Government Income Series and the Tax Free Series by completing a Letter of Intent (See "Letter of Intent" in the Prospectus). A minimum initial investment equal to 10% of the amount necessary for the applicable reduced sales charge is required when a Letter of Intent is executed. Investments made under a Letter of Intent will purchase shares at the total sales charge rate applicable to the specified total investment. SM&R will hold in escrow from the initial investment shares equal to 5% of the amount of the total intended investment. Such escrow shares may not be exchanged for or reinvested in shares of another Series or fund and, subject to the right of early cancellation described below, will not be released until the amount purchased equals the commitment set forth in the Letter of Intent. If the intended investment is not completed during the 13-month period, the difference between the sales charge actually paid and the sales charge applicable to the total of such purchases made will be deducted from the escrow shares if not paid by the investor within twenty days after the date notice thereof has been mailed to such investor.


      A Letter of Intent agreement can be canceled prior to the end of the 13-month period and escrow shares released to the investor if the investor pays the difference between the sales charge paid and the sales charge applicable to the amount actually invested and agrees that such Letter of Intent agreement is canceled and no longer in effect.

     The offering value of the shares of the Government Income Series, the Tax Free Series and the funds in the Group currently owned may also be included in the aggregate amount of an investment covered by a Letter of Intent. For example, if an investor owns shares of the Government Income Series, the Tax Free Series or shares of the Growth Fund, the Income Fund or the Triflex Fund, or some combination of these funds, currently valued at $80,000 and intends to invest $25,000 over the next thirteen months in the Government Income Series and/or the Tax Free Series, such investor may execute a Letter of Intent and the entire $25,000 will purchase shares of either or all of such funds at the reduced sales charge rate applicable to an investment of $100,000 or more. A Letter of Intent does not represent a binding obligation on the part of the investor to purchase or the Government Income Series or the Tax Free Series to sell the full amount of shares specified.

SYSTEMATIC INVESTMENT AND PRE-AUTHORIZED CHECK PLANS - All Series provide a convenient, voluntary method of purchasing their shares through "Systematic Investment and Pre-Authorized Check Plans" (a "Plan" or "Plans"). The principal purposes of such Plans are to encourage thrift by enabling investors to make regular purchases in amounts less than normally required, and, in the case of the Government Income Series and the Tax Free Series, to employ the principle of dollar cost averaging described below.

      By acquiring shares of the Government Income Series and the Tax Free Series on a regular basis pursuant to a Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of Dollar Cost Averaging. Under Dollar Cost Averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of Dollar Cost averaging will not protect against loss in a declining market, as a loss will result if the Plan is discontinued when the market value is less than cost.

      A Plan may be opened by indicating an intention to invest $20 or more (per individual) in the Government Income Series or the Tax Free Series or $100 or more in the Primary Series monthly for at least one year. The investor will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.

      An investor has no obligation to invest regularly or to continue participating in a Plan, which may be terminated by the investor at any time without penalty. Under a Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs SM&R in writing to pay them in cash. SM&R reserves the right to increase or decrease the amount required to open and continue the Plan, and to terminate any shareholder's right to participate in the Plan if after one year the value of the amount invested is less than $100 in the Government Income Series or the Tax Free Series or $1,000 in the Primary Series.

GROUP SYSTEMATIC INVESTMENT PLAN - A Group Systematic Investment Plan provides employers and employees with a convenient means for purchasing shares of the Fund under various types of employee benefit and thrift plans, including payroll deduction and bonus incentive plans. The plan may be started with an initial cash investment of $100 ($20 per individual) in the Government Income Series or the Tax Free Series or $1,000 in the Primary Series for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be credited to a separate account in the name of each investor in which all dividends and capital gains will be reinvested in additional shares of the applicable Series at net asset value (plus a sales charge, if applicable). Such reinvestments will be made at the start of business on the day following the record date for such dividends and capital gains distributions. To keep his or her account open, subsequent payments in the amount of $20 must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under "Systematic Investment and Pre-Authorized Check Plans" shall apply. The plan may be terminated by SM&R or the shareholder at any time upon sixty (60) days' prior written notice.


EXCHANGE PRIVILEGE - Investors owning shares of the Government Income Series or the Tax Free Series can exchange such shares for shares of funds in the American National Funds Group. There is no administrative charge for this privilege at this time, however, the Fund reserves the right to charge a fee in the future. (See "Exchange Privilege" in the Prospectus)


      Any gain or loss realized on such an exchange is recognized for income tax purposes, subject, however, to the "wash sale" rule that if and to the extent the investor reinvests in the Series or fund originally held within thirty (30) after the redemption, losses will not be recognized.

      Such exchange privileges are not options or rights to purchase such securities, but are revocable privileges permitted under the present policies of each of the Government Income Series, the Tax Free Series and such funds, and are not available in any state or other jurisdiction where the shares of the Government Income Series, the Tax Free Series or fund into which transfer is to be made are not registered for sale. SM&R reserves the right to restrict the frequency of or otherwise modify, condition, terminate or impose additional charges upon the exchange privilege.

     The minimum number of shares of the Government Income Series, the Tax Free Series or fund that may be exchanged is the number of shares of the such Series or fund whose shares are being exchanged which have a net asset value on the date of such exchange equal to the minimum initial or subsequent investment, as the case may be, of the fund into which the exchange is being made.

REDEMPTION

      Any shareholder may redeem all or any part of his shares by submitting a written request to SM&R as the Fund's agent for such purpose. Such requests must be duly executed by each registered owner and must be accompanied by certificates endorsed for transfer, if certificates have been issued, with signatures guaranteed by an "eligible guarantor institution" as discussed in the Prospectus. No signature guarantees are required on the written request for redemption by a shareholder of record when payment is to be made to such shareholder of record at such shareholder's address of record and the value of the shares redeemed is $25,000 or less. In all other cases the signatures on the request for redemption, as well as on certificates being tendered, must be guaranteed. On all redemption requests for joint accounts, the signatures of all joint owners are required. Corporations, executors, divorced persons, administrators, trustees or guardians will be required to submit further documentation.

      Shares are redeemed at the net asset value per share next computed after the request and certificates, if any, are received in "Proper Form" as set forth above. (See "HOW TO REDEEM" in the Prospectus). A shareholder may receive more or less than he paid for his shares, depending on the prevailing market value of the portfolio value of the Series being redeemed.

      Redemption checks are delivered as soon as practicable and normally will be sent to the investor within seven days following the date on which redemption is made.

      At various times the Fund may be requested to redeem shares for which it has not yet received good payment for prior purchases of Fund shares. Accordingly, proceeds of the Fund will not be paid until good payment has been received which could be as much as fifteen business days after the purchase, or until SM&R can verify that good payment (for example, cash or certified check on a United States bank) has been, or will be, collected for the purchase of such shares.

      The right of redemption is subject to suspension and payment therefor postponed during any period when the New York Stock Exchange is closed other than customary weekend or holiday closings, or during which trading on such Exchange is restricted; for any period during which an emergency exists, as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or for such other periods as the Commission has by order permitted such suspension for the protection of the Fund's security holders.

     The Fund has made an election under the Investment Company Act of 1940, as amended, to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. The Fund may pay the redemption price, if any, in excess of the amounts described above in whole or in part in portfolio securities, at the market value thereof determined as of the close of business next following receipt of the request in proper form, if deemed advisable by the Board of Directors. In such case a shareholder would incur brokerage costs if he sold the securities received.

     There is presently no charge for redeeming Fund shares. However, the Fund reserves the right to charge for any redemption an amount, to be determined by the Board of Directors, not to exceed 1% of the net asset value of the shares being redeemed, but it is not the present intent of the Board of Directors to make such a charge.

SYSTEMATIC WITHDRAWAL PLAN

      As described in the Prospectus (See "Systematic Withdrawal Plan" on page 23), the Series have a Systematic Withdrawal Plan pursuant to which shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or quarterly.

      A Systematic Withdrawal Plan provides for regular monthly or quarterly payments to the account investor or his designee through redemption of a portion of the shares held in the account. Some portion of each withdrawal may be taxable gain or loss to the account investor at the time of the withdrawal, the amount of the gain or loss being determined by the investment in the Series' shares. The minimum, though not necessarily recommended, withdrawal amount is $50. Shares sufficient to provide the designated withdrawal payment are redeemed each month or quarterly on the 20th, or the next succeeding business day, and checks are mailed to reach the investor on or about the lst of the following month. All income dividends and capital gains distributions are automatically reinvested at net asset value, without sales charge. Since each withdrawal check represents proceeds from the sale of sufficient shares equal to the withdrawal, there can be a reduction of invested capital, particularly in a declining market. If redemptions are consistently in excess of shares added through reinvestment of distributions, the withdrawals will ultimately exhaust the capital.

      The shareholder may designate withdrawal payments for a fixed dollar amount, as stated in the preceding paragraph, or a variable dollar amount based on (1) redemption of a fixed number of shares at monthly or quarterly intervals, or (2) redemption of a specified and increasing fraction of shares held at monthly or quarterly intervals. To illustrate the latter option, if an investor wanted quarterly payments for a ten-year period, the first withdrawal payment would be the proceeds from redemption of 1/40th of the shares held in the account. The second payment would be 1/39th of the remaining shares; the third payment would be 1/38th of the remaining shares, etc. Under this option, all shares would be redeemed over the ten-year period, and the payment amount would vary each quarter, depending upon the number of shares redeemed and the redemption price.

     No charge is made for a non-qualified Systematic Withdrawal Plan, and the account investor may change the option or payment amount at any time upon written request received by SM&R no later than the month prior to the month of a scheduled redemption for a withdrawal payment. A Systematic Withdrawal Plan may also be terminated at any time by the account investor or the Series without penalty.

      Occasionally certain limited types of qualified retirement plans are involved in making investments and withdrawals during the same
year.   Under such an arrangement, it is possible for the plan to  be, in effect, charged duplicate sales charges. In order to eliminate this possibility, each Series of the Fund will permit additional investments, without sales charge, equal to all sums withdrawn, providing the additional investments are made during the next twelve months following the withdrawal or redemption, and providing that all funds withdrawn were for the specific purpose of satisfying plan benefits of participants who have retired, become disabled or left the
plan.   Furthermore,  for  a  qualified plan  to  qualify  under  this provision, the plan must include at least one participant who is a non-
owner  employee.   The  Fund  and  SM&R discourage  shareholders  from
maintaining  a  withdrawal  account while concurrently  and  regularly
purchasing  shares  of  the  Fund  although  such  practice   is   not
prohibited.

THE UNDERWRITER

      SM&R serves as principal underwriter of the shares of all Series of the Fund pursuant to an Underwriting Agreement dated July 1, 1993 (the "Underwriting Agreement"). Such Underwriting Agreement provides that it shall continue in effect only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of a Series and, in either case, by the specific approval of a majority of directors who are not parties to such agreement or not "interested" persons (as defined in the Investment Company Act of 1940, as amended) of any such parties, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement was approved by the Board of Directors of the Fund in accordance with such procedures at a meeting held on July 20, 1995. The Underwriting Agreement may be terminated without penalty by vote of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund, or by SM&R, upon sixty
(60) days' written notice and will automatically terminate if assigned (as provided in the Investment Company Act of 1940, as amended).

      As principal underwriter, SM&R continuously offers and sells shares of each Series of the Fund through its own sales representatives and investment dealers. As compensation for such services, SM&R receives the sales charge, which is the difference between the offering price at which shares are issued and the net asset value thereof. SM&R allows varying portions of such sales charge to investment dealers, ranging from a maximum of 4.7% to a minimum of .50% of the net amount invested, and from a maximum of 4.5% to a minimum of .50% of the public offering price. Such allowances are the same for all investment dealers. The amount of sales charge received and retained by SM&R from the sale of Fund shares for the years ended August 31, 1995, 1994, 1993 and the period ended August 31, 1992 was $46,578, $145,244, $166,682 and $96,439, and $8,654,
$44,496, $56,787 and $88,041, respectively. SM&R reallowed to dealers less than $500 for the years ended August 31, 1995 and 1994 and $3,957 and $5,914 for the year ended August 31, 1993 and the period ended August 31, 1992.


CUSTODIAN

      The cash and securities of the Fund are held by SM&R, One Moody Plaza, Galveston, Texas, 77550, pursuant to a Custodian Agreement dated July 1, 1993. The Custodian holds and administers the Fund's cash and securities as provided for in such Custodian Agreement. The compensation paid to the Custodian is paid by the Fund and is based upon and varies with the number, type and amount of transactions conducted by the Custodian.

      SM&R, as custodian, will hold and administer the Fund's cash and securities and maintain certain financial and accounting books and records as provided for in such Custodian Agreement.

COUNSEL
      The Fund's General Counsel is Greer, Herz & Adams, L.L.P. 18th Floor, One Moody Plaza, Galveston, Texas 77550.

AUDITORS AND FINANCIAL STATEMENTS

      KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, are the Fund's independent auditors and perform annual audits of the Fund's financial statements. The audited financial statements of SM&R Capital Funds, Inc., as of August 31, 1995 have been included herein as Exhibit "1" in reliance upon the report of KPMG Peat Marwick and upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick's business address is 700 Louisiana, Houston, Texas 77002.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

      SM&R, One Moody Plaza, Galveston, Texas 77550, is the transfer agent and dividend paying agent for the Fund, the American National Funds Group and the American National Investments Accounts, Inc.

OTHER PERFORMANCE QUOTATIONS

      With respect to those categories of investors who are permitted to purchase shares of a Series of the Fund at net asset value, sales literature pertaining to the Series may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this Statement with the substitution of net asset value for the public offering price.

      Sales literature referring to the use of the Fund or any of its Series as a potential investment for Individual Retirement Accounts
(IRAs), and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

COMPARISONS

      To help investors better evaluate how an investment in a Series of the Fund might satisfy their investment objective, advertisements and other materials regarding the Fund or any of its Series may discuss various measures of the Series' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

DOW JONES COMPOSITE AVERAGE OR ITS COMPONENT AVERAGES - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

STANDARD & POOR'S 500 STOCK INDEX OR ITS COMPONENT INDICES - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

THE NEW YORK STOCK EXCHANGE COMPOSITE OR COMPONENT INDICES - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

LIPPER - MUTUAL FUND PERFORMANCE ANALYSIS AND LIPPER - FIXED INCOME FUND PERFORMANCE ANALYSIS - measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

CDA MUTUAL FUND REPORT, PUBLISHED BY CDA INVESTMENT TECHNOLOGIES, INC. -analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

MUTUAL FUND SOURCE BOOK, PUBLISHED BY MORNINGSTAR, INC. - analyzes price, yield, risk and total return for equity funds.

FINANCIAL PUBLICATIONS: THE WALL STREET JOURNAL AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY MAGAZINES
- provide performance statistics over specified time periods.

CONSUMER PRICE INDEX (OR COST OF LIVING INDEX), PUBLISHED BY THE U.S. BUREAU OF LABOR STATISTICS - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

SALOMON BROTHERS BROAD BOND INDEX OR ITS COMPONENT INDICES - The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

STANDARD & POOR'S BOND INDICES - measures yield and price of Corporate, Municipal, and Government bonds.

SHEARSON LEHMAN BROTHERS AGGREGATE BOND INDEX OR ITS COMPONENT INDICES
- The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage and Yankee bonds.

SHEARSON LEHMAN BROTHERS MUNICIPAL BOND INDEX (SLMBI) OR ITS COMPONENT INDICES - SLMBI measures yield, price and total return for the municipal bond market.

BOND BUYER'S 20-BOND INDEX - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

BOND BUYER'S 30-BOND INDEX - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

HISTORICAL DATA supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill, Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg, L.P.

      In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the portfolio of any Series of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by any Series to calculate its figures. In addition there can be no assurance that any series of the Fund will continue this performance as compared to such other averages.

                                                    EXHIBIT "1" TO STATEMENT OF
                                                         ADDITIONAL INFORMATION


SM&R CAPITAL FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------
PRESIDENT'S LETTER

Dear Investor:

Nineteen ninety-six will mark SM&R's 30th year of mutual fund investment management. Back in 1966, with one fund and a few hundred shareholders, we began with a basic idea to guide us: make investing easy and affordable for everyone. Today, with 10 funds and tens of thousands of shareholders, and an investment world vastly more complex, we believe in our mission more than ever.

We all want to take charge of our money and make it work for us. Most of us have financial dreams - a new house, a college education for our children or grandchildren, a secure retirement - that we're hoping to reach by investing. Unfortunately, to most people investing in securities seems complicated and confusing. So, they never really get started. Instead, they rely on the modest returns offered by fixed-rate savings instruments and hope for the best.

The perceptions that keep people from participating in the opportunities available by investing fall into three categories:

"I'M NOT BRAVE ENOUGH." --

    "THERE'S RISK INVOLVED IN INVESTING. WHAT IF THERE IS A MARKET 'CRASH?' I
     MIGHT LOSE MONEY."

"I'M NOT SMART ENOUGH." --

    "I DON'T KNOW HOW TO STUDY THE FINANCIAL MARKETS. I'D HAVE TO BE A
     WALL  STREET WIZARD TO BE SUCCESSFUL AT INVESTING."

"I'M NOT RICH ENOUGH." --

    "YOU'VE GOT TO HAVE A LOT OF MONEY IN ORDER TO INVEST."

Mutual funds can help people reach their financial dreams. And, SM&R's family of mutual funds provide conservatively minded individuals, regardless of their means, comfortable choices. With SM&R's funds:

YOU DON'T HAVE TO BE BRAVE --

    SM&R's funds are well diversified. Each fund portfolio spreads its risk by investing in many different securities.

YOU DON'T HAVE TO BE SMART --

    SM&R's funds offer professional management. Full-time investment experts make the investment decisions on your behalf.

YOU DON'T HAVE TO BE RICH --

    SM&R's funds are affordable. You can open an account with as little as $100 and add to it anytime with only $20 or more.

We believe that our thoughtful, disciplined and conservative approach to investment management will help provide, over time, the strong performance you expect. We thank you for your confidence in the SM&R Capital Funds.

Sincerely,

/s/ MICHAEL W. MCCROSKEY
Michael W. McCroskey
President

This annual report should be preceded or accompanied by a prospectus of the SM&R Capital Funds, Inc.

PORTFOLIO MANAGERS' DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES

During the past two years, yields on the U.S. Government 30-year Treasury Bond have gone from a low of 5.77% (October, 1993) to 8.16% (November, 1994) and have recently settled into a trading range of 6.50% to 7.00%. The increase in interest rates was the result of short-term interest rate increases initiated by the Federal Reserve in response to strong economic numbers and the threat of increasing inflation. More recent data suggests that the economy is beginning to slow and the Federal Reserve is now attempting to engineer a "soft landing" by reducing short-term interest rates in July, 1995.

Last year, we repositioned the Fund in order to increase the fund's coupon interest as well as to bring the average maturity and the average duration more in line with the Fund's respective index. This has resulted in a total return of 11.85% over the twelve month period ended August, 1995 and 14.23% total return for the year-to-date through August, 1995. Total return is the change in value of an investment in the fund over a given period assuming reinvestment of any dividends and capital gains.

The direction for interest rates, as always, remains uncertain. Should economic data continue to point toward a possible recession or should Congress finally address the budget deficit by reducing spending, the Federal Reserve Board would likely continue to reduce short-term interest rates in order to achieve a "soft landing". Until confirmation of a slowing economy or development of a deficit reduction package from Congress, we will be in a trading range in interest rates. The Fund's performance will likely be the same as the market as we will continue to attempt to keep the Fund structured similar to its respective index.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN GOVERNMENT INCOME FUND
   SERIES AND LEHMAN BROTHERS GOVERNMENT/MORTGAGE-BACKED SECURITIES INDEX

                                           Lehman Brothers Government/Mortgage
           Government Income Fund Series         Backed Securities Index
    3/31/92           "10,000"                             "10,000"
    8/31/92           "10,321"                             "10,711"
    8/31/93           "10,853"                             "11,832"
    8/31/94           "10,117"                             "11,670"
    8/31/95           "11,315"                             "12,943"

       Past performance is not predictive of future performance.

 The Government Income Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Fund's 4.50% maximum sales charge. The Fund's operations began March 16, 1992. The Government Income Fund Series average return, which reflects reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Funds 4.50% maximum sales charge, was 6.86% for the twelve months ended August 31, 1995 and 6.32% from inception to June 30, 1995.

PORTFOLIO MANAGERS' DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL PRIMARY FUND SERIES

The American National Primary Fund Series (the "Primary Series") continued the conservative strategy of utilizing short-term commercial paper maturing in one to forty days (90% of the portfolio) and Agency Notes of the Federal Government with approximately a one year maturity (9% of the portfolio). We have anticipated an increase in short term rates for some time. Over the past twelve months we have witnessed a dramatic flattening of the yield curve. While the 30-year U.S. Government Treasury Bond has declined in yield from a 7.45% to 6.64%, the yield on the 90-day U.S. Government Treasury Bill has increased from 4.66% to 5.44%. Our strategy of increasing the maturity of the fund was to enhance shareholder returns as much as possible while continuing with our policy of managing a conservative fund with respect to the Fund's overall maturity.

The Federal Reserve has reversed its course of increasing interest rates with a rate cut after its July, 1995 meeting. Should data continue to point toward a slowing economy and inflation remain benign, the Federal Reserve may consider another ease in order to steer the economy towards a "soft landing". If that occurs, we may see declines in short-term rates. We will continue our strategy of seeking to lengthen maturities and "lock in" the higher short-term interest rates to the greatest extent possible while maintaining our policy of managing a conservative fund with respect to the Fund's overall maturity.

       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
    PRIMARY FUND SERIES AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

         Primary Series - Comprised of
       Commercial paper with maturities        Lehman Government/Corporate
       under 60 days and agencies with        Index - Comprised of Corporate
       maturities of less than one year         notes and bonds and agencies
               to three years.               with one to three year maturities.

 3/31/92          "10,000"                               "10,000"
 8/31/92          "10,150"                               "10,495"
 8/31/93          "10,413"                               "11,094"
 8/31/94          "10,716"                               "11,292"
 8/31/95          "11,252"                               "12,140"

         Past performance is not predictive of future performance.

 The Primary Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in net asset value. The Fund's operations began March 16, 1992. The Primary
 Fund Series' average return which reflects reinvestment of all dividends and capital gain distributions, and changes in net asset value was 5.01% for the twelve months ended August 31, 1995 and 3.39% from inception to June 30, 1995.

PORTFOLIO MANAGERS' DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
AMERICAN NATIONAL TAX FREE FUND SERIES

American National Tax Free Fund Series (Tax Free Series) was initiated in September, 1993, during the lowest interest rate environment of nearly twenty years. The 30-year U.S. Government Treasury Bond reached a recent record low yield of 5.77% in October, 1993. In response to fears of increasing inflation, the Federal Reserve began the first of several interest rate hikes which took the long-bond up to a yield of 8.16% by November, 1994. The increases in interest rates had the desired effect of reining in economic growth and currently inflation appears to be very much under control. Therefore, the Federal Reserve Board reversed directions and eased (or reduced) interest rates slightly in July, 1995.

We have positioned the Fund very well since its inception. We maintained a defensive posture during the first year while interest rates were at a twenty-year low. Then, last year we began to aggressively restructure the Fund by extending the maturities and increasing the fund's average coupon. We also began to explore investments in sectors outside of essential service and general obligation while continuing to maintain the rating quality. In addition, we analyzed the expenses borne by the fund and developed a new schedule designed to pass along to our shareholders the coupon income earned on the portfolio, thereby enhancing the income our shareholders are receiving.

The result of our restructuring has enhanced shareholder returns for the past year. The total return for the fund was 9.15% for the twelve months ended August 31, 1995 and 12.90% for year-to-date through August, 1995. Total return is the change in value of an investment in the fund over a given period assuming reinvestment of any dividends and capital gains. We continue with our goal to position our fund to enhance shareholder value while still maximizing the tax-free income and passing it along to our shareholders.

       COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
      TAX FREE FUND SERIES AND LEHMAN BROTHERS MUNICIPAL INDEX

                                                        Lehman Brothers
                           Tax Free Fund Series         Municipal Index

          9/9/93                "10,000"                    "10,000"
          8/31/94                "9,398"                     "9,957"
          8/31/95               "10,258"                    "10,840"

           Past performance is not predictive of future performance.

 The Tax Free Fund Series' performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Fund's 4.50% maximum sales charge. The Fund's operations began September 9, 1993. The Tax Free Fund Series average return, which reflects reinvestment of all dividends and capital gains distributions, changes in net asset value and consider the effect of the Funds 4.50% maximum sales charge, was 4.27% for the twelve months ended August 31, 1995 and .23% from inception to June 30, 1995.

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                          INTEREST/
                                              MATURITY      STATED       FACE
COMMERCIAL PAPER                                DATE       RATE (%)     AMOUNT         VALUE
DIVERSIFIED--0.97%
Growmark, Incorporated                         09/05/95      5.85      $   100,000  $     99,935
White Consolidated Industries                  09/27/95      5.90          100,000        99,574
                                                                                    ------------
                                                                                         199,509
UTILITY-ELECTRIC--0.64%
Kentucky Power Company                         09/06/95      5.90          131,000       130,892
                                                                                    ------------
                                                     TOTAL COMMERCIAL PAPER--1.61%
                                                                   (Cost $330,401)       330,401
                                                                                    ------------
GOVERNMENT AGENCIES--97.34%
Federal Home Loan Bank                         08/05/04      7.38        1,000,000     1,053,290
Federal Home Loan Bank                         08/19/04      7.57        1,000,000     1,066,220
Federal Home Loan Mortgage Corporation         07/07/04      7.97        1,500,000     1,555,560
Federal Home Loan Mortgage Corporation         07/27/04      7.81        1,000,000     1,040,820
Federal Home Loan Mortgage Corporation         07/28/04      7.95        1,500,000     1,549,020
Federal Home Loan Mortgage Corporation         08/19/04      8.08        1,500,000     1,554,000
Federal Home Loan Mortgage Corporation         08/01/05      6.75          165,000       167,366
Federal Home Loan Mortgage Corporation         08/03/05      7.46          250,000       254,175
Federal Home Loan Mortgage Corporation         09/15/06      7.00          585,000       588,264
Federal Home Loan Mortgage Corporation         11/15/06      7.00        1,500,000     1,509,030
Federal Home Loan Mortgage Corporation         03/15/07      7.00        1,000,000       998,730
Federal Home Loan Mortgage Corporation         09/15/07      7.00        1,000,000     1,003,230
Federal Home Loan Mortgage Corporation         08/15/08      7.00        1,600,000     1,602,448
Federal National Mortgage Association          02/11/02      7.50        1,585,000     1,675,804
Federal National Mortgage Association          04/10/02      7.90        1,500,000     1,563,045
Federal National Mortgage Association          04/22/02      7.55          200,000       212,262
Federal National Mortgage Association          04/14/04      7.60          500,000       507,815
Federal National Mortgage Association          04/29/04      7.65          500,000       509,410
Federal National Mortgage Association          07/14/04      8.05          500,000       516,855
Federal National Mortgage Association          07/25/07      7.00        1,000,000       993,780
                                                                                    ------------
                                                 TOTAL GOVERNMENT AGENCIES--97.34%
                                                                (Cost $19,242,424)    19,921,124
                                                                                    ------------
                                                         TOTAL INVESTMENTS--98.95%
                                                                (Cost $19,572,825)    20,251,525
                                     CASH AND OTHER ASSETS LESS LIABILITIES--1.05%       214,284
                                                                                    ------------
                                                         TOTAL NET ASSETS--100.00%  $ 20,465,809
                                                                                    ------------
                                                                                    ------------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
PRIMARY FUND SERIES

                                                             INTEREST/
                                              MATURITY        STATED       FACE
COMMERCIAL PAPER                                DATE          RATE (%)     AMOUNT      VALUE
CONTAINERS--4.90%
Crown Cork & Seal Company, Incorporated        09/19/95         5.90   $ 1,032,000  $  1,028,956
DIVERSIFIED--17.13%
Cox Enterprises, Incorporated                  09/20/95         5.84     1,058,000     1,054,739
General Signal Corporation                     09/25/95         5.80       904,000       900,504
Textron, Incorporated                          09/13/95         5.85     1,014,000     1,012,023
White Consolidated Industries                  09/28/95         5.85       630,000       627,236
                                                                                    ------------
                                                                                       3,594,502
ELECTRICAL EQUIPMENT--3.10%
Honeywell, Incorporated                        09/27/95         5.76       652,000       649,288
FINANCIAL SERVICES--22.44%
Avon Capital Corporation                       09/05/95         5.88       970,000       969,366
Dana Credit Corporation                        09/11/95         5.85     1,000,000       998,375
GTE Finance Corporation                        09/12/95         5.78       282,000       281,502
Progress Capital Holdings                      09/21/95         5.75       783,000       780,499
Textron Financial Corporation                  09/14/95         5.87       834,000       832,232
U S West Capital Funding                       09/22/95         5.73       849,000       846,162
                                                                                    ------------
                                                                                       4,708,136
FOODS--7.24%
American Home Food Products, Incorporated      10/04/95         5.77       617,000       613,736
ConAgra, Incorporated                          09/15/95         5.82       908,000       905,945
                                                                                    ------------
                                                                                       1,519,681
OIL DOMESTIC--9.78%
Pennzoil Company                               09/18/95         5.83     1,059,000     1,056,084
Union Oil Company of California                09/29/95         5.80     1,000,000       995,489
                                                                                    ------------
                                                                                       2,051,573
PAPER/FOREST PRODUCTS--4.99%
Scott Paper Company                            09/26/95         5.77     1,052,000     1,047,785
RETAIL-SPECIALTY--4.24%
Rite Aid Corporation                           09/06/95         5.85       322,000       321,738
Tandy Corporation                              09/12/95         5.83       569,000       567,986
                                                                                    ------------
                                                                                         889,724
TRANSPORTATION MISCELLANEOUS--4.68%
Union Pacific Corporation                      10/16/95         5.89       990,000       982,711
UTILITY-ELECTRIC--7.06%
Kentucky Power Company                         09/06/95         5.85       679,000       678,448
Public Service Electric & Gas Company          09/07/95         5.78       804,000       803,226
                                                                                    ------------
                                                                                       1,481,674
UTILITY-GAS--4.93%
Illinois Power Fuel Company                    09/08/95         5.90     1,036,000     1,034,812
                                                                                    ------------
                                                    TOTAL COMMERCIAL PAPER--90.49%
                                                                (Cost $18,988,842)    18,988,842
                                                                                    ------------
GOVERNMENT AGENCIES--9.17%
Federal Farm Credit Bank                       09/01/95         5.70     1,925,000     1,925,000
                                                                                    ------------
                                                  TOTAL GOVERNMENT AGENCIES--9.17%
                                                                 (Cost $1,925,000)     1,925,000
                                                                                    ------------
                                                         TOTAL INVESTMENTS--99.66%
                                                                (Cost $20,913,842)    20,913,842
                                     CASH AND OTHER ASSETS LESS LIABILITIES--0.34%        70,434
                                                                                    ------------
                                                         TOTAL NET ASSETS--100.00%  $ 20,984,276
                                                                                    ------------
                                                                                    ------------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
TAX FREE FUND SERIES

MUNICIPAL BONDS                           FACE
RATING(A)                                AMOUNT      VALUE
           ARIZONA--6.90%
Aaa/AAA    Central Arizona Water
            Conservation District
            (Central Arizona
            Project)-Contract Revenue
            Refunding Bonds, Series B
            1994, 4.750%, 11/01/07      $ 200,000  $ 190,902
Aaa/AAA    Central Arizona Water
            Conservation District
            (Central Arizona
            Project)-Contract Revenue
            Refunding Bonds, Series B
            1994, 4.750%, 11/01/08        100,000     93,833
Aaa/AAA    Pima County, Arizona-Sewer
            Revenue Refunding Bonds,
            Series 1994A, 4.400%,
            07/01/03                      100,000     97,216
Aa/AA      Salt River Project
            Agricultural Improvement
            and Power District,
            Arizona-Salt River Project
            Electric System Refunding
            Revenue Bonds, 1993 Series
            C, 4.100%, 01/01/00           200,000    197,722
                                                   ---------
                                                     579,673
           FLORIDA--4.00%
Aa/AA      State of Florida-State
            Board of Education, Public
            Education Capital Outlay
            Bonds, 1992 Series E,
            4.600%, 06/01/03              100,000     98,583
Aa/AA      State of Florida-State
            Board of Education, Public
            Education Capital Outlay
            Bonds, 1992 Series E,
            5.750%, 06/01/19              145,000    140,782
Aa/AA-     Orlando Utilities
            Commission-Water and
            Electric Subordinated
            Revenue Refunding Bonds,
            Series 1994A, 4.250%,
            10/01/02                      100,000     97,018
                                                   ---------
                                                     336,383
           GEORGIA--2.02%
A/A        Municipal Electric
            Authority of Georgia-Power
            Revenue Bonds, Series AA,
            5.400%, 01/01/07              175,000    169,370
           ILLINOIS--6.83%
Aa/AA      Illinois Health Facilities
            Authority-Revenue Bonds,
            Series 1994A,
            (Northwestern Memorial
            Hospital), 6.100%,
            08/15/14                      200,000    200,466
Aaa/AAA    Illinois State Toll Highway
            Authority-Highway Priority
            Revenue Bonds, Series
            A-FGIC, 5.750%, 01/01/17    $ 175,000  $ 168,534
A1/AAA     State of Illinois-Build
            Illinois Bonds, Sales Tax
            Revenue Bonds, Series V,
            6.375%, 06/15/17              200,000    205,058
                                                   ---------
                                                     574,058
           KANSAS--2.33%
Aa/AA      State of Kansas-Department
            of Transportation, Highway
            Revenue Bonds, Series
            1994A, 4.250%, 09/01/01       100,000     98,646
Aa/AA      State of Kansas-Department
            of Transportation, Highway
            Revenue Bonds, Series
            1994A, 4.250%, 09/01/02       100,000     97,283
                                                   ---------
                                                     195,929
           MARYLAND--7.97%
Aa/AA+     Anne Arundel County,
            Maryland-General
            Obligation Bonds,
            Consolidated General
            Improvements Series, 1994,
            4.800%, 02/01/09              200,000    188,276
Aa/AA+     Anne Arundel County,
            Maryland-General
            Obligation Bonds,
            Consolidated Water and
            Sewer Series, 1994 4.700%,
            02/01/07                      100,000     95,647
Aa/AA      Department of
            Transportation of
            Maryland-Consolidated
            Transportation Bonds,
            Refunding Series 1993
            (Second Issue), 4.400%,
            12/15/04                      200,000    190,868
Aa1/AA     Washington Suburban
            Sanitary District,
            Maryland-Sewage Disposal
            Refunding Bonds of 1994,
            4.375%, 06/01/03              200,000    194,536
                                                   ---------
                                                     669,327
           NEBRASKA--2.34%
A1/A+      Nebraska Public Power
            District-Power Supply
            System Revenue Bonds, 1993
            Series C, 3.700%, 01/01/97    100,000     99,379
Aaa/AAA    City of Omaha,
            Nebraska-General
            Obligation Refunding
            Bonds, Series of 1993,
            4.200%, 10/15/02              100,000     97,589
                                                   ---------
                                                     196,968

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                           FACE
RATING(A)                                AMOUNT      VALUE
           NEW MEXICO--1.16%
Aa/AA      City of Albuquerque, New
            Mexico-Joint Water and
            Sewer System, Refunding
            and Improvement Revenue
            Bonds, Series 1994A,
            4.300%, 07/01/02            $ 100,000  $  97,110
           NORTH CAROLINA--2.42%
Aaa/AAA    City of Charlotte, North
            Carolina-General
            Obligation Public
            Improvement Bonds, Series
            1994, 5.700%, 02/01/08        100,000    105,368
A/BBB+     North Carolina Eastern
            Municipal Power
            Agency-Power System
            Revenue Bonds, Refunding
            Series 1993 B, 6.250%,
            01/01/12                      100,000     97,789
                                                   ---------
                                                     203,157
           OHIO--1.19%
Aa/AA      State of Ohio-General
            Obligation Infrastructure
            Improvement Bonds, Series
            1993, 4.000%, 08/01/98        100,000     99,942
           OKLAHOMA--2.82%
Aaa/AAA    Oklahoma Municipal Power
            Authority-Power Supply
            System Revenue Bonds,
            Series 1994B, 4.450%,
            01/01/03                      100,000     97,791
Aaa/NR     Oklahoma Housing Finance
            Agency-Single Family
            Mortgage Revenue Bonds
            (Homeownership Loan
            Program), 1994 Series A-1,
            6.250%, 09/01/07 (b)          135,000    138,671
                                                   ---------
                                                     236,462
           OREGON--3.99%
Aa/AA+     The Port of Portland,
            Oregon-General Obligation
            Refunding Bonds, Series
            1993A, 3.900%, 03/01/99       130,000    128,658
A1/A+      City of Portland,
            Oregon-Sewer System
            Revenue Bonds, 1994 Series
            A, 6.250%, 06/01/15           200,000    206,454
                                                   ---------
                                                     335,112
           PUERTO RICO--2.69%
Baa1/A-    Puerto Rico Electric Power
            Authority-Power Revenue
            Bonds, Series R, 6.250%,
            07/01/17                      125,000    126,676
Baa1/A     Commonwealth of Puerto
            Rico-Public Improvement
            Refunding Bonds, Series
            1992A, General Obligation
            Bonds, 6.000%, 07/01/14     $ 100,000  $  99,320
                                                   ---------
                                                     225,996
           TENNESSEE--2.40%
A1/A+      Tennessee Housing
            Development
            Agency-Mortgage Finance
            Program Bonds, 1994 Series
            B, 6.200%, 01/01/09 (b)       200,000    201,786
           TEXAS--28.04%
Aa/AA      City of Austin, Texas
            (Travis and Williamson
            Counties)-Public
            Improvement Refunding
            Bonds, Series 1993A,
            4.000%, 09/01/00              100,000     98,090
Aaa/AAA    City of Austin,
            Texas-Combined Utility
            Systems Revenue Refunding
            Bonds, Series 1994 6.250%,
            05/15/16                      100,000    102,417
Aaa/AAA    Bexar Metropolitan Water
            District-Waterworks System
            Revenue Bonds, Series
            1994, 5.100%, 05/01/08        250,000    243,162
Aaa/AAA    Clear Lake City Water
            Authority-Waterworks and
            Sewer System Combination,
            Unlimited Tax and Revenue
            Refunding Bonds, Series
            1994, 4.875%, 03/01/07        250,000    240,313
Aa/AA      City of Dallas,
            Texas-Waterworks and Sewer
            System Revenue Refunding
            and Improvement Bonds,
            Series 1992, 5.800%,
            10/01/08                      100,000    101,207
Aa/AA      City of Dallas,
            Texas-Waterworks and Sewer
            System Revenue Bonds,
            Series 1994, 5.600%,
            04/01/07                      100,000    102,597
Aaa/AAA    Dallas-Fort Worth
            International
            Airport-Dallas-Fort Worth
            Regional Airport, Joint
            Revenue Refunding Bonds,
            Series 1994A, 6.000%,
            11/01/10                      100,000    102,756
Aaa/AAA    Galveston Independent
            School District-Unlimited
            Tax Schoolhouse Bonds,
            Series 1994, 5.200%,
            02/01/07                      100,000     99,570

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                           FACE
RATING(A)                                AMOUNT      VALUE
           TEXAS--CONTINUED
Aa/AA      Harris County, Texas-Tax
            and Revenue Certificates
            of Obligation, Series
            1994, 6.100%, 10/01/12      $ 135,000  $ 139,455
Aa/AA      Harris County, Texas-Tax
            and Revenue Certificates
            of Obligation, Series
            1994, 6.100%, 10/01/13        125,000    128,589
Aaa/AAA    North Texas Municipal Water
            District-Regional
            Wastewater System
            Refunding Revenue Bonds,
            Series 1993, 4.300%,
            06/01/01                      100,000     98,394
Aaa/AAA    North Texas Municipal Water
            District-Regional
            Wastewater System
            Refunding Revenue Bonds,
            Series 1993, 4.400%,
            06/01/02                      100,000     97,766
Aa/AA      State of Texas-General
            Obligation Bonds, Veterans
            Housing Assistance
            Program, Fund II Series
            1994A Bonds, 6.700%,
            06/01/09 (b)                  100,000    105,255
Aa1/AA+    Tarrant County,
            Texas-Limited Tax
            Refunding Bonds, Series
            1994, 4.400%, 07/15/02        200,000    196,156
A1/NR      Tarrant County Health
            Facilities Development
            Corporation-Health System
            Revenue Bonds, (Harris
            Methodist Health System),
            Series 1994, 6.000%,
            09/01/14                      200,000    196,664
A1/AA      Texas Tech University
            Health Sciences
            Center-Revenue Financing
            System Refunding Bonds,
            First Series (1993),
            4.200%, 02/15/01              100,000     97,851
Aaa/AA+    Board of Regents of The
            University of Texas
            System-Permanent
            University Fund, Refunding
            Bonds Series 1992A,
            6.250%, 07/01/13              200,000    204,544
                                                   ---------
                                                   2,354,786
           UTAH--2.44%
Aa/AA      Utah Housing Finance
            Agency-Single Family
            Mortgage Bonds, 1995 Issue
            A, (Federally Insured or
            Guaranteed Mortgage Loans),
            7.150%, 07/01/12 (b)        $ 100,000  $ 105,143
Aa/NR      Utah State Housing
            Financial Agency-Single
            Family Mortgage Bonds,
            Series F1, 6.000%,
            07/01/13                      100,000     99,557
                                                   ---------
                                                     204,700
           VIRGINIA--1.21%
Aaa/AAA    Virginia State Housing
            Development Authority
            Commonwealth Mortgage
            Bonds, Series A, Subseries
            A-4, 6.300%, 07/01/15 (b)     100,000    101,350
           WASHINGTON--10.85%
Aa1/AA+    King County, Washington-
            Department of Metropolitan
            Services, Limited Tax
            General Obligation Bonds,
            1994 Series A, 5.800%,
            01/01/08                      200,000    206,796
Aa1/AA+    King County,
            Washington-Limited Tax
            General Obligation and
            Refunding Bonds, 1993
            Series A, 6.000%, 12/01/10    100,000    102,670
Aa1/AA+    Port of Seattle,
            Washington-General
            Obligation Bonds 5.750%,
            05/01/14 (b)                  100,000     95,798
Aaa/AAA    City of Richland,
            Washington-Water and Sewer
            Improvement Revenue Bonds,
            1993, 5.550%, 04/01/07        300,000    304,275
Aa/AA      State of Washington-General
            Obligation Bonds, Series
            1994B, 5.750%, 05/01/09       100,000    101,696
Aa/AA      State of Washington-General
            Obligation Bonds, Series
            1994B, 6.000%, 09/01/16       100,000    100,413
                                                   ---------
                                                     911,648

SCHEDULE OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                           FACE
RATING(A)                                AMOUNT      VALUE
           WISCONSIN--4.70%
Aa/AA      City of Green Bay-General
            Obligation Refunding
            Bonds, Series 1994B,
            5.900%, 04/01/09            $ 200,000  $ 205,018
Aa/AA      State of Wisconsin-General
            Obligation Bonds of 1994,
            Series A, 4.500%, 05/01/05    200,000    189,746
                                                   ---------
                                                     394,764
                                                   ---------
                    TOTAL MUNICIPAL BONDS--96.30%
                                (Cost $8,033,889)  8,088,521
                                                   ---------
 GOVERNMENT AGENCIES--2.08%
Federal National Mortgage Association,
5.670%, 09/05/95                          175,000    174,890
                                                   ---------
                 TOTAL GOVERNMENT AGENCIES--2.08%
                                  (Cost $174,890)    174,890
                                                   ---------
                        TOTAL INVESTMENTS--98.38%
                                (Cost $8,208,779)  8,263,411
                            CASH AND OTHER ASSETS
                        LESS LIABILITIES -- 1.62%    135,705
                                                   ---------
                        TOTAL NET ASSETS--100.00% $8,399,116
                                                   ---------
                                                   ---------
 Notes to Schedule of Investments
 (a) Ratings assigned by Moody's Investor's Service, Inc.
     ("Moody's") and Standard & Poor's Corporation ("S&P").
     Ratings are unaudited.
 (b) Security subject to the alternative minimum tax.


 See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  August 31, 1995
--------------------------------------------------------------------------------

                                                                 GOVERNMENT     PRIMARY     TAX FREE
                                                                 INCOME FUND     FUND         FUND
                                                                   SERIES       SERIES       SERIES
ASSETS
Investments at value                                             $20,251,525  $20,913,842  $8,263,411
Cash                                                                  10,627          591      14,700
Prepaid expenses                                                      40,994       45,358      10,740
Receivable for:
  Interest                                                           164,652       54,863     118,006
  Expense reimbursement                                              --           --            9,487
Other assets                                                          30,016       21,590       4,891
                                                                 -----------  -----------  ----------
                                                   TOTAL ASSETS   20,497,814   21,036,244   8,421,235
                                                                 -----------  -----------  ----------
LIABILITIES
Payable for:
  Fund shares redeemed                                                11,005       19,809      --
Accrued:
  Investment advisory fee                                              8,558        9,043       3,517
  Service fee                                                          4,279        4,522       1,758
Other liabilities                                                      8,163       18,594      16,844
                                                                 -----------  -----------  ----------
                                              TOTAL LIABILITIES       32,005       51,968      22,119
                                                                 -----------  -----------  ----------
                                                     NET ASSETS  $20,465,809  $20,984,276  $8,399,116
                                                                 -----------  -----------  ----------
                                                                 -----------  -----------  ----------
Shares outstanding, (200,000,000 shares authorized, $.01 par
 value per share)                                                  1,946,741   20,990,035     844,414
                                                                 -----------  -----------  ----------
                                                                 -----------  -----------  ----------
Net asset value                                                  $     10.51  $      1.00  $     9.95
                                                                 -----------  -----------  ----------
                                                                 -----------  -----------  ----------
Offering price per share:
  (Net asset value  DIVIDED BY 95.5%)                            $     11.01               $    10.42
                                                                 -----------               ----------
                                                                 -----------               ----------
Offering price per share                                                      $      1.00
                                                                              -----------
                                                                              -----------

STATEMENTS OF OPERATIONS  Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                                 GOVERNMENT     PRIMARY     TAX FREE
                                                                 INCOME FUND     FUND         FUND
                                                                   SERIES       SERIES       SERIES
INVESTMENT INCOME
Interest                                                         $ 1,462,303  $   940,824  $  417,823
EXPENSES
Investment advisory fees                                              96,210       81,835      38,447
Service fees                                                          48,105       40,918      19,223
Audit fees                                                             6,000        6,625       5,152
Custody and transaction fees                                           9,546       20,181       7,901
Directors' fees                                                       12,350       12,373       9,524
Organization expenses                                                 11,878       11,878      --
Qualification fees                                                    13,379       19,542      11,261
Other                                                                  6,355        5,210       4,579
                                                                 -----------  -----------  ----------
                                                 TOTAL EXPENSES      203,823      198,562      96,087
                                       LESS EXPENSES REIMBURSED      (69,411)     (61,099)    (96,087)
                                                                 -----------  -----------  ----------
                                                   NET EXPENSES      134,412      137,463      --
                                                                 -----------  -----------  ----------
NET INVESTMENT INCOME                                              1,327,891      803,361     417,823
                                                                 -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (10,778)          (9)    (34,685)
  Net unrealized appreciation (depreciation) of investments
   during the year                                                   823,605       (1,522)    316,014
                                                                 -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               812,827       (1,531)    281,329
                                                                 -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 2,140,718  $   801,830  $  699,152
                                                                 -----------  -----------  ----------
                                                                 -----------  -----------  ----------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                                          YEAR ENDED AUGUST 31,
                                                                       ----------------------------
                                                                           1995           1994
                                                                       -------------  -------------
OPERATIONS
  Net investment income                                                $   1,327,891  $   1,033,341
  Net realized loss on investments                                           (10,778)      (342,422)
  Net unrealized appreciation (depreciation) of investments during
   the year                                                                  823,605     (1,212,031)
                                                                       -------------  -------------
  Net increase (decrease) in net assets resulting from operations          2,140,718       (521,112)
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                    (1,327,891)    (1,050,268)
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from capital share transactions         (137,113)     1,578,050
                                                                       -------------  -------------
NET INCREASE IN NET ASSETS                                                   675,714          6,670
  Beginning of year                                                       19,790,095     19,783,425
                                                                       -------------  -------------
  End of year                                                          $  20,465,809  $  19,790,095
                                                                       -------------  -------------
                                                                       -------------  -------------

PRIMARY FUND SERIES

                                                                          YEAR ENDED AUGUST 31,
                                                                       ----------------------------
                                                                           1995           1994
                                                                       -------------  -------------
OPERATIONS
  Net investment income                                                $     803,361  $     441,051
  Net realized loss on investments                                                (9)           (67)
  Net unrealized appreciation (depreciation) of investments during
   the year                                                                   (1,522)         1,837
                                                                       -------------  -------------
  Net increase in net assets resulting from operations                       801,830        442,821
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                      (803,361)      (441,051)
CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets from capital share transactions        5,778,066       (332,745)
                                                                       -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS                                      5,776,535       (330,975)
  Beginning of year                                                       15,207,741     15,538,716
                                                                       -------------  -------------
  End of year                                                          $  20,984,276  $  15,207,741
                                                                       -------------  -------------
                                                                       -------------  -------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
TAX FREE FUND SERIES

                                                                              YEAR ENDED   PERIOD ENDED
                                                                              AUGUST 31,    AUGUST 31,
                                                                             ------------  ------------
                                                                                 1995          1994
                                                                             ------------  ------------
OPERATIONS
  Net investment income                                                      $    417,823  $    165,751
  Net realized loss on investments                                                (34,685)      (17,141)
  Net unrealized appreciation (depreciation) of investments during the
   period                                                                         316,014      (261,382)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations                 699,152      (112,772)
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                           (415,605)     (165,751)
CAPITAL SHARE TRANSACTIONS
  Increase in net assets from capital share transactions                          820,183     7,573,909
                                                                             ------------  ------------
NET INCREASE IN NET ASSETS                                                      1,103,730     7,295,386
  Beginning of period                                                           7,295,386       --
                                                                             ------------  ------------
  End of period                                                              $  8,399,116  $  7,295,386
                                                                             ------------  ------------
                                                                             ------------  ------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of capital stock outstanding throughout the period. GOVERNMENT INCOME FUND SERIES

                                                                                              PERIOD
                                                                                               ENDED
                                                               YEAR ENDED AUGUST 31,        AUGUST 31,
                                                          -------------------------------  -------------
                                                            1995       1994       1993         1992
                                                          ---------  ---------  ---------  -------------
Net Asset Value, Beginning of Period                      $   10.07  $   10.87  $   10.56  $   10.00
Net investment income                                          0.70       0.54       0.50       0.25
Net realized and unrealized gain (loss) on investments
  during the period                                            0.44      (0.79)      0.49       0.55
                                                          ---------  ---------  ---------  ---------
                                                               1.14      (0.25)      0.99       0.80
Less distributions
  Distributions from net investment income                    (0.70)     (0.55)     (0.50)     (0.24)
  Distributions from capital gains                             0.00       0.00      (0.18)      0.00
                                                          ---------  ---------  ---------  ---------
                                                              (0.70)     (0.55)     (0.68)     (0.24)
                                                          ---------  ---------  ---------  ---------
Net Asset Value, End of Period                            $   10.51  $   10.07  $   10.87  $   10.56
                                                          ---------  ---------  ---------  ---------
                                                          ---------  ---------  ---------  ---------
Total Return                                                  11.85%     (2.41)%    10.23%      7.96%**
                                                          ---------  ---------  ---------  ---------
                                                          ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                 $  20,466  $  19,790  $  19,783  $  12,529
Ratio of expenses to average net assets                        0.70%(1)   1.12%      1.07%      1.00%*
Ratio of net investment income to average net assets           6.90%      5.11%      5.07%      4.82%*
Portfolio turnover rate                                        2.20%     45.48%     18.14%     49.70%

 * Ratios annualized
** Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.06% for the year ended August 31, 1995.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of capital stock outstanding throughout the period. PRIMARY FUND SERIES

                                                                                                  PERIOD
                                                                                                   ENDED
                                                                 YEAR ENDED AUGUST 31,          AUGUST 31,
                                                           ----------------------------------  -------------
                                                              1995        1994        1993         1992
                                                           ----------  ----------  ----------  -------------
Net Asset Value, Beginning of Period                       $    1.00   $    1.00   $    1.00   $    1.00
Net investment income                                           0.05        0.03        0.02       0.015
                                                           ----------  ----------  ----------  ---------
                                                                0.05        0.03        0.02       0.015
Less distributions
  Distributions from net investment income                     (0.05)      (0.03)      (0.02)     (0.015)
                                                           ----------  ----------  ----------  ---------
                                                               (0.05)      (0.03)      (0.02)     (0.015)
                                                           ----------  ----------  ----------  ---------
Net Asset Value, End of Period                             $    1.00   $    1.00   $    1.00   $    1.00
                                                           ----------  ----------  ----------  ---------
                                                           ----------  ----------  ----------  ---------
Total Return                                                    5.01%       2.91%       2.59%       1.50%**
                                                           ----------  ----------  ----------  ---------
                                                           ----------  ----------  ----------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                  $  20,984   $  15,208   $  15,539   $  12,432
Ratio of expenses to average net assets (1)                     0.84%       0.79%       0.85%       0.70%*
Ratio of net investment income to average net assets            4.91%       2.88%       2.47%       2.99%*

TAX FREE FUND SERIES

                                                                                       YEAR        PERIOD
                                                                                      ENDED         ENDED
                                                                                    AUGUST 31,   AUGUST 31,
                                                                                    ----------  -------------
                                                                                       1995         1994
                                                                                    ----------  -------------
Net Asset Value, Beginning of Period                                                $    9.62   $   10.00
Net investment income                                                                    0.51        0.24
Net realized and unrealized (loss) on investments during the period                      0.33       (0.38)
                                                                                    ----------  ---------
                                                                                         0.84       (0.14)
Less distributions
  Distributions from net investment income                                              (0.51)      (0.24)
                                                                                    ----------  ---------
                                                                                        (0.51)      (0.24)
                                                                                    ----------  ---------
Net Asset Value, End of Period                                                      $    9.95   $    9.62
                                                                                    ----------  ---------
                                                                                    ----------  ---------
Total Return                                                                             9.15%      (1.49)%**
                                                                                    ----------  ---------
                                                                                    ----------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                                           $   8,399   $   7,295
Ratio of expenses to average net assets (2)                                             --           1.11%*
Ratio of net investment income to average net assets                                     5.43%       2.50%*
Portfolio turnover rate                                                                 12.63%      16.49%

 * Ratios annualized
** Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.21%, 1.20%, 1.23%, and 1.04% (annualized) for the years ended August 31, 1995, 1994 and 1993 and the period ended August 31, 1992, respectively.
(2) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.25% for the year ended August 31, 1995.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  August 31, 1995
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The SM&R Capital Funds, Inc. (the "Funds") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds are comprised of the American National Government Income Fund Series ("Government Income Fund Series"), American National Primary Fund Series ("Primary Fund Series"), and American National Tax Free Fund Series ("Tax Free Fund Series"). Operations commenced March 16, 1992, for the Government Income Fund Series and Primary Fund Series. The Tax Free Fund Series began operations September 9, 1993.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

INVESTMENT VALUATIONS:
Investments are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investments for which market quotations are not readily available are valued as determined by the Board of Directors. Investments in short-term obligations with maturities of sixty days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is accrued from settlement date. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1994, which is the year end for the Funds for tax purposes, the Government Income Fund Series and the Tax Free Fund Series had capital loss carryforwards that will expire in 2009 of approximately $349,000 and $51,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

     AMERICAN NATIONAL GOVERMENT INCOME FUND SERIES; AMERICAN NATIONAL TAX FREE FUND SERIES
     Dividends to shareholders from net investment income are declared and paid monthly. Capital gain distributions are declared and paid annually.

     AMERICAN NATIONAL PRIMARY FUND SERIES
     All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses not directly attributable to a series' shares are prorated among the series based on the relative amount of each series' net assets or shareholders. Organization expenses have been deferred and are being amortized over a five-year period. All organization expenses for the Tax Free Fund Series were paid by Securities Management & Research, Inc.

NOTE 2-- INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Securities Management & Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

GOVERNMENT INCOME FUND SERIES
TAX FREE FUND SERIES

                                                                    INVESTMENT
NET ASSETS                                                         ADVISORY FEE
Not exceeding $100,000,000                                               0.50%
Exceeding $100,000,000 but not exceeding $300,000,000                    0.45%
Exceeding $300,000,000                                                   0.40%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 2--CONTINUED
PRIMARY FUND SERIES

All Average daily net assets                                              0.50%

Administrative fees paid to SM&R by the Fund are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                      SERVICE FEES
Not exceeding $100,000,000                                            0.25%
Exceeding $100,000,000 but not exceeding $200,000,000                 0.20%
Exceeding $200,000,000 but not exceeding $300,000,000                 0.15%
Exceeding $300,000,000                                                0.10%

SM&R has agreed to reimburse the Funds for all expenses, other than taxes, interest and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. SM&R has voluntarily agreed to reimburse the Primary Fund Series for expenses in excess of 0.80% per annum of average daily net assets for the year ended August 31, 1995.

For the year ended August 31, 1995, SM&R voluntarily reimbursed the Government Income Fund Series for expenses in excess of 0.75% per annum of average daily net assets and the Tax Free Fund Series for all expenses.
This percentage for the Government Income Fund Series has been increased to 1.00% per annum effective September 1, 1995 and all expenses continue to be reimbursed for the Tax Free Fund Series.

For the year ended August 31, 1995, SM&R, as principal underwriter, received as sales charges on sales of shares of capital stock of the Funds as follows:

                                            SALES CHARGES
                                          RECEIVED BY SM&R
Government Income                             $  33,012
Tax Free                                         13,566

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of August 31, 1995, SM&R and American National had the following ownership in the Funds:

                                        SM&R                     AMERICAN NATIONAL
                           ------------------------------  ------------------------------
                                       PERCENT OF SHARES               PERCENT OF SHARES
                            SHARES        OUTSTANDING       SHARES        OUTSTANDING
Government Income            198,388             10%         497,505             26%
Primary                    2,755,583             13%      12,062,101             57%
Tax Free                     108,109             13%         540,547             64%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggreggate purchases and sales of investment securities, for the year ended August 31, 1995 other than commercial paper, were as follows:

                                                           PURCHASES      SALES
Government Income                                         $  413,873    $ 777,875
Tax Free                                                   1,687,808      936,934

Gross unrealized appreciation and depreciation as of August 31, 1995, were as follows:

                                                          APPRECIATION DEPRECIATION
Government Income                                          $ 678,700    $  --
Tax Free                                                     131,630       76,998

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 4--CAPITAL STOCK

GOVERNMENT INCOME FUND SERIES

                                                                          YEAR ENDED             YEAR ENDED
                                                                        AUGUST 31, 1995        AUGUST 31, 1994
                                                                     ---------------------  ---------------------
                                                                      SHARES      AMOUNT     SHARES      AMOUNT
                                                                     ---------  ----------  ---------  ----------
Sale of capital shares                                                 170,678  $1,735,005    403,753  $4,290,655
Investment income dividends reinvested                                 114,860   1,150,393     73,038     767,803
                                                                     ---------  ----------  ---------  ----------
Subtotals                                                              285,538   2,885,398    476,791   5,058,458
Redemptions of capital shares                                         (304,466) (3,022,511)  (330,740) (3,480,408)
                                                                     ---------  ----------  ---------  ----------
Net increase (decrease) in capital shares outstanding                  (18,928) $ (137,113)   146,051  $1,578,050
                                                                                ----------             ----------
                                                                                ----------             ----------
Shares outstanding at beginning of year                              1,965,669              1,819,618
                                                                     ---------              ---------
Shares outstanding at end of year                                    1,946,741              1,965,669
                                                                     ---------              ---------
                                                                     ---------              ---------
Net assets as of August 31, 1995 are comprised of the following:
Capital (par value and additional paid-in)                                     $20,140,309
Undistributed net investment income                                                 --
Accumulated net realized loss on investments                                      (353,200)
Net unrealized appreciation of investments                                         678,700
                                                                                ----------
Net assets                                                                     $20,465,809
                                                                                ----------
                                                                                ----------

PRIMARY FUND SERIES

                                                                      YEAR ENDED                YEAR ENDED
                                                                    AUGUST 31, 1995           AUGUST 31, 1994
                                                                -----------------------   -----------------------
                                                                  SHARES      AMOUNT        SHARES      AMOUNT
                                                                ----------  -----------   ----------  -----------
Sale of capital shares                                          19,960,125  $19,960,121   17,281,220  $17,281,220
Investment income dividends reinvested                             833,350      833,350      411,938      411,938
                                                                ----------  -----------   ----------  -----------
Subtotals                                                       20,793,475   20,793,471   17,693,158   17,693,158
Redemptions of capital shares                                  (15,015,405) (15,015,405) (18,025,903) (18,025,903)
                                                                ----------  -----------   ----------  -----------
Net increase (decrease) in capital shares outstanding            5,778,070  $ 5,778,066     (332,745) $  (332,745)
                                                                            -----------               -----------
                                                                            -----------               -----------
Shares outstanding at beginning of year                         15,211,965                15,544,710
                                                                ----------                ----------
Shares outstanding at end of year                               20,990,035                15,211,965
                                                                ----------                ----------
                                                                ----------                ----------
Net assets as of August 31, 1995 are comprised of the
 following:
Capital (par value and additional paid-in)                                  $20,990,031
Accumulated net realized loss on investments                                     (5,755)
                                                                            -----------
Net assets                                                                  $20,984,276
                                                                            -----------
                                                                            -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 4--CONTINUED
TAX FREE FUND SERIES

                                                                               YEAR ENDED           PERIOD ENDED
                                                                            AUGUST 31, 1995       AUGUST 31, 1994
                                                                          --------------------  --------------------
                                                                           SHARES      AMOUNT     SHARES      AMOUNT
                                                                          ---------   ---------  ---------   ---------
Sale of capital shares                                                       60,669  $  582,253    750,343  $7,493,016
Investment income dividends reinvested                                       44,973     428,694     14,631     142,989
                                                                          ---------   ---------  ---------   ---------
Subtotals                                                                   105,642   1,010,947    764,974   7,636,005
Redemptions of capital shares                                               (19,738)   (190,764)    (6,464)    (62,096)
                                                                          ---------   ---------  ---------   ---------
Net increase in capital shares outstanding                                   85,904  $  820,183    758,510  $7,573,909
                                                                                     ----------             ----------
                                                                                     ----------             ----------
Shares outstanding at beginning of period                                   758,510                 --
                                                                          ---------              ---------
Shares outstanding at end of period                                         844,414                758,510
                                                                          ---------              ---------
                                                                          ---------              ---------
Net assets as of August 31, 1995 are comprised of the following:
Capital (par value and additional paid-in)                                           $8,394,092
Undistributed net investment income                                                       2,218
Accumulated net realized loss on investments                                            (51,826)
Net unrealized appreciation of investments                                               54,632
                                                                                     ----------
Net assets                                                                           $8,399,116
                                                                                     ---------
                                                                                     ---------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
SM&R Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities of SM&R Capital Funds, Inc. (comprised of American National Government Income Fund Series ("Government Fund"), American National Primary Fund Series ("Primary Fund") and American National Tax Free Fund Series ("Tax Free Fund")), including the schedule of investments as of August 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended for the Government Fund and Primary Fund and for the year ended August 31, 1995 and for the period September 9, 1993 (date operations commenced) through August 31, 1994 for the Tax Free Fund, and the financial highlights for each of the years in the three year period then ended and the period March 16, 1992 (date operations commenced) through August 31, 1992 for the Government Fund and Primary Fund and for the year ended August 31, 1995 and for the period September 9, 1993 (date operations commenced) through August 31, 1994 for the Tax Free Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Capital Funds, Inc. as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended for the Government Fund and Primary Fund and for the year ended August 31, 1995 and for the period September 9, 1993 (date operations commenced) through August 31, 1994 for the Tax Free Fund, and the financial highlights for each of the years in the three year period then ended and the period March 16, 1992 (date operations commenced) through August 31, 1992 for the Government Fund and Primary Fund and for the year ended August 31, 1995 and for the period September 9, 1993 (date operations commenced) through August 31, 1994 for the Tax Free Fund, in conformity with generally accepted accounting principles.

                             KPMG Peat Marwick LLP

Houston, Texas
October 16, 1995

PART C   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  FINANCIAL STATEMENTS:

          The Financial Statements required in the instructions to this Form N-1A are attached as an Exhibit 1 to the Statement of Additional Information.

     (b)  EXHIBITS:

          1.   See    EXHIBIT   99.B1a   to   this   Post-Effective
               Amendment No. 7  for a copy of  the  Registrant's
               Articles of   Incorporation   and EXHIBIT 99.B1b for a
               copy of the  Supplementary Articles of Incorporation.

          2.   See    EXHIBIT   99.B2  to   this   Post-Effective
               Amendment No. 7 for a copy of Registrant's By-Laws.

          3.   None.

          4.   See    EXHIBIT   99.B4   to  this  Post-Effective
               Amendment No. 7 for a specimen of Registrant's stock certificate.

          5.   See    EXHIBIT   99.B5  to   this   Post-Effective
               Amendment  No.  7  for  a  copy  of  Registrant's
               Investment Advisory Agreement.

          6.   See    EXHIBIT   99.B6  to   this   Post-Effective
               Amendment   No.  7  for  copies  of  Registrant's
               Underwriting Agreement.

          7.   None.

          8.   See    EXHIBIT   99.B8a    to  this  Post-Effective
               Amendment   No.  7  for  a  copy  of Registrant's
               Custodian Agreement and EXHIBIT 99.B8b for a copy of the Sub-Custodian Agreement.

          9.   None.

          10.  See    EXHIBIT  99.B10  to   this   Post-Effective
               Amendment No. 7 for consent and opinion of Registrant's counsel, Greer, Herz & Adams, L.L.P.

          11.  See    EXHIBIT   99.B11  to   this   Post-Effective
               Amendment  No. 7 for consent of KPMG Peat Marwick
               LLP independent accountants of Registrant.

          12.  Not Applicable.

          13.  See    EXHIBIT   99.B13  to   this   Post-Effective
               Amendment No. 7 for copies of the Stock Purchase Letters from Securities Management and Research, Inc. and American National Insurance Company.

          14.  See   EXHIBIT  99.B14a  to  this  Post   Effective
               Amendment No. 7 for copies of documents  used  to
               establish   Individual   Retirement  Plans,   Tax
               Sheltered   Custodial   Accounts   and   Optional
               Retirement Programs and Exhibit 99.B14b for copies of documents used to establish Individual Retirement Plans in conjunction with which Registrant offers securities.

          15.  None.

          16.  None.

          17.  See   EXHIBIT   99.B17   to   this   Post-Effective
               Amendment   No.  7  for  a  copy of the Power  of
               Attorney  authorizing   Michael  W. McCroskey  to
               execute  on the Directors'  behalf  any  and  all
               amendments   and    supplements  on  Registrant's
               Form N-1A.

          18.  Not Applicable.

          19.  See    EXHIBIT  99.B19  to  this  Post-Effective
               Amendment No. 7 for a revised Control Chart.

ITEM  25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           All persons under common control with the Registrant are shown on the diagram provided in Exhibit 99.B19 to this Post-Effective Amendment.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

           As of November 30, 1995, the number of record holders of Registrant's common stock were as follows:

              TITLE OF CLASS                  NUMBER OF RECORD HOLDERS

American National Government Income Fund Series             548
American National Primary Fund Series                       572
American National Tax Free Fund Series                       96


ITEM 27.  INDEMNIFICATION.

           The Registrant has agreed to indemnify its directors to the maximum extent permitted by applicable law against all costs and expenses (including, but not limited to, counsel fees, amounts of judgments paid, and amounts paid in settlement) reasonably incurred in connection with the defense of any actual or threatened claim, action, suit or proceeding, whether civil, criminal, administrative, or other, in which he or she may be involved by virtue of such person being or having been such director. Such indemnification is pursuant to Section 3.15 of the Registrant's By-Laws, EXHIBIT "2" to this Post-Effective Amendment No. 7 to Form N-1A.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

           Securities Management and Research, Inc. ("SM&R") serves as investment adviser to Registrant and American National Growth Fund, Inc.; American National Income Fund, Inc., and Triflex Fund, Inc. (herein referred to as "American National Funds Group") and the American National Investment Accounts, Inc. See "THE FUND AND ITS MANAGEMENT" in Part A and "MANAGEMENT OF THE FUND" in Part B.


     ROBERT A. FRUEND, C.L.U.
          Director of SM&R; Director of American National Investment Accounts, Inc., One Moody Plaza, Galveston, Texas; Senior Vice President and Director of Ordinary Agencies of American National Insurance Company, One Moody Plaza, Galveston, Texas; Director of American National Property and Casualty Company, 1949 East Sunshine,
          Springfield, Missouri; Director of American National General Insurance Company, 1949 East Sunshine, Springfield, Missouri; and Director of American National Insurance Service Company, 1722 South Glenstone, Springfield, Missouri.

     R. EUGENE LUCAS
          Director   of   SM&R;    Director   of   American   National
          Insurance Company, One Moody Plaza, Galveston, Texas; President and Director of Gal-Tex Hotel Corporation, 504 Moody National Bank Tower, Galveston, Texas, Gal- Tenn Hotel Corporation 504 Moody National Bank Tower, Galveston, Texas; Director of ANREM Corporation, One Moody Plaza, Galveston, Texas.

     MICHAEL W. McCROSKEY
          President, Chief Executive Officer and member of the Executive Committee of SM&R, June 1994 to present; President and Director of the Fund, June 1994 to present; President and Director of the American National Growth Fund, Inc., American National Income Fund, Inc., and Triflex Fund, Inc. (hereinafter referred to as the "American National Funds Group"), June 1994 to present; President and Director of the American National Investment Accounts, Inc., June 1994 to present; Executive Vice President, American National, 1971 to present; Vice President of Standard Life and Accident Insurance Company, 1988 to present; Assistant Secretary of American National Life Insurance Company of Texas, 1986 to present, life, health and accident insurance companies in the American National Family of Companies; Vice President, Garden State Life Insurance Company, 1994 to present; Director, ANREM Corporation, 1977 to present; President and Director, ANTAC, Inc., 1994 to present.

     CARL R. ROBERTSON
          Director of SM&R; Senior Executive Vice President, Home Office Administration of American National Insurance Company, One Moody Plaza, Galveston, Texas; Director and Assistant Secretary of Standard Life and Accident Insurance Company, 421 N.W. 13th Street,Oklahoma City, Oklahoma; Director of American National Property and Casualty Company, 1949 East Sunshine, Springfield, Missouri; Director and Vice President of Administration of American National Life Insurance Company of Texas, One Moody Plaza, Galveston, Texas; Director of American National General Insurance Company, 1949 East Sunshine, Springfield, Missouri; Director and Chairman of the Board of American Printing Company, 4400 P-1/2, Galveston, Texas; Director and Vice President of ANREM Corporation, One Moody Plaza, Galveston, Texas; Director of Mainsail Marina Services, Inc., 2400 South Shore Boulevard, League City, Texas; Director and President of Exchange Management Services, Inc., Executive Offices-3027 FM 2094, League City, Texas; Director of Garden State Life Insurance Company, 2450 South Shore Blvd., Suite 301, League City, Texas.

     VERA M. YOUNG
          Vice President, Portfolio Manager of SM&R; Vice President and Portfolio Manager Money Market Portfolio, American National Investment Accounts, Inc. and SM&R Capital Funds - Primary Series; Assistant Vice President, Securities of American National Insurance Company, One Moody Plaza, Galveston, Texas.

     EMERSON V. UNGER
          Vice President of SM&R; Vice President of SM&R Capital Funds, Inc., One Moody Plaza, Galveston, Texas; Vice President of the American National Funds Group, One Moody Plaza, Galveston, Texas; Vice President of American National Investment Accounts, Inc., One Moody Plaza, Galveston, Texas.

     BRENDA T. KOELEMAY
          Vice President and Treasurer of SM&R; Vice President and Treasurer of SM&R Capital Funds, One Moody Plaza, Galveston, Texas; Vice President and Treasurer of the American National Funds Group, One Moody Plaza, Galveston, Texas; Vice President and Treasurer American National Investment Accounts, Inc., One Moody Plaza, Galveston, Texas.

     TERESA E. AXELSON
          Vice President and Secretary of SM&R; Vice President and Secretary SM&R Capital Funds, Inc., One Moody Plaza, Galveston, Texas; Vice President and Secretary of the American National Funds Group, One Moody Plaza, Galveston, Texas; Vice President and Secretary of American National Investment Accounts, Inc., One Moody Plaza, Galveston, Texas.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a)  SM&R also serves as the principal underwriter for the
     Registrant,  the American National Funds Group and  the  American
     National  Investment  Accounts,  Inc.   See  "THE  FUND  AND  ITS
     MANAGEMENT" in Part A.

     (b)
                              Positions and              Positions and
Name and Principal            Offices With                Offices With
 Business Address              Underwriter                Registrant
------------------            -------------              -------------


Robert A. Fruend, C.L.U.      Director                            None
One Moody Plaza
Galveston, Texas

R. Eugene Lucas               Director                            None
Moody National Bank Tower
Galveston, Texas

Michael W. McCroskey          Director and               President and
One Moody Plaza               President                       Director
Galveston, Texas

Carl R. Robertson             Director                            None
One Moody Plaza
Galveston, Texas

Vera M. Young                 Vice President,       Vice President and
One Moody Plaza               Portfolio Manager      Portfolio Manager
Galveston, Texas

Emerson V. Unger, C.L.U.      Vice President            Vice President
One Moody Plaza
Galveston, Texas

Brenda T. Koelemay            Vice President            Vice President
One Moody Plaza               and Treasurer              and Treasurer
Galveston, Texas

Teresa E. Axelson             Vice President            Vice President
One Moody Plaza               and Secretary              and Secretary
Galveston, Texas



     (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

           All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the office of SM&R at One Moody Plaza, Galveston, Texas 77550.

ITEM 31.  MANAGEMENT SERVICES.

           There are no management-related service contracts to which the Registrant is a party not discussed under Part A or Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS.

          Registrant hereby undertakes:

     (1) to call a special meeting of shareholders of the Fund for any purpose, including, but not limited to, to consider the removal of any director, at any time upon the written request of shareholders of record of not less than ten percent (10%) of the Fund's shares outstanding.

     (2) to assist in communications between shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                             SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SM&R CAPITAL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this POST-EFFECTIVE AMENDMENT NO. 7 to this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this POST-EFFECTIVE AMENDMENT NO. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Galveston and State of Texas, on the 19th day of December, 1995.

                    SM&R CAPITAL FUNDS, INC.

                    By:  Michael W. McCroskey
                       _____________________________________
                         Michael W. McCroskey, President

      Pursuant to the requirements of the Securities Act of 1933, this POST-EFFECTIVE AMENDMENT NO. 7 has been signed below by the following persons in the capacities and on the dates indicated:


PRINCIPAL EXECUTIVE AND
FINANCIAL OFFICER:                 PRINCIPAL ACCOUNTING OFFICER:

Michael W. McCroskey               Brenda T. Koelemay
_______________________________    _____________________________
Michael W. McCroskey, President    Brenda T. Koelemay, Treasurer


        December 19, 1995                  December 19, 1995
Date: _________________________    Date: _________________________


DIRECTORS

                                           December 19, 1995
Samuel K. Finegan                  Date: _________________________
_______________________________
Samuel K. Finegan
By: Michael W. McCroskey

                                           December 19, 1995
Brent Ellis Masel                  Date: _________________________
_______________________________
Brent Ellis Masel, M. D.
By: Michael W. McCroskey

                                           December 19, 1995
Allan W. Matthews                  Date: _________________________
_______________________________
Allan W. Matthews
By: Michael W. McCroskey

                                           December 19, 1995
Lea McLeod Matthews                Date: _________________________
_______________________________
Lea McLeod Matthews
By: Michael W. McCroskey

                                           December 19, 1995
Michael W. McCroskey               Date: _________________________
_______________________________
Michael W. McCroskey

                                           December 19, 1995
Shannon L. Moody                   Date: _________________________
_______________________________
Shannon L. Moody
By: Michael W. McCroskey

                                           December 19, 1995
Andrew M. Mytelka                  Date: _________________________
_______________________________
Andrew J. Mytelka
By: Michael W. McCroskey

                                           December 19, 1995
Edwin K. Nolan                     Date: _________________________
_______________________________
Edwin K. Nolan
By: Michael W. McCroskey

                                           December 19, 1995
Louis E. Pauls, Jr.                Date: _________________________
_______________________________
Louis E. Pauls, Jr.
By: Michael W. McCroskey

                            EXHIBIT INDEX
                                 TO
                    POST-EFFECTIVE AMENDMENT NO. 7
                   UNDER THE SECURITIES ACT OF 1933
                                 AND
                 UNDER INVESTMENT COMPANY ACT OF 1940
                                FOR
                       SM&R CAPITAL FUNDS, INC.
                            ("REGISTRANT")

        Exhibit   99.Bla  Registrant's Articles of Incorporation
        Exhibit   99.Blb  Supplementary Articles of Incorporation

        Exhibit   99.B2   Registrant's By-Laws

        Exhibit   99.B4   Registrant's  Specimen   Stock Certificate

        Exhibit   99.B5   Registrant's Investment  Advisory Agreement

        Exhibit   99.B6   Registrant's Underwriting Agreement

        Exhibit   99.B8a  Registrant's Custodian Agreement
        Exhibit   99.B8b  Sub-Custodian Agreement

        Exhibit   99.B10  Opinion of Greer, Herz & Adams, L.L.P.
                          Counsel for Registrant

        Exhibit 99.B11 Consent of KPMG Peat Marwick LLP Accountants for Registrant

        Exhibit   99.B13  Stock Purchase letters from Securities
                          Management and Research, Inc. and
                          American National Insurance Company

        Exhibit   99.B14a Documents used to establish TSAs
        Exhibit   99.B14b Documents used to establish IRAs

        Exhibit   99.B17  Power of Attorney

        Exhibit   99.B19  Control Chart

        Exhibit   27.1    Government Income Fund Series
        Exhibit   27.2    Primary Fund Series
        Exhibit   27.3    Tax Free Fund Series